AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON FEBRUARY 27, 2004


                                              SECURITIES ACT FILE NO. 333-103022
                                       INVESTMENT COMPANY ACT FILE NO. 811-21295

================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549

                                   ----------

                                    FORM N-1A

                REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933     /X/

                           PRE-EFFECTIVE AMENDMENT NO.                      / /


                          POST-EFFECTIVE AMENDMENT NO. 1                    /X/


                                     AND/OR

               REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY
                                    ACT OF 1940                             /X/


                                     AMENDMENT NO. 2                        /X/
                            (CHECK APPROPRIATE BOX OR BOXES)


                         J.P. MORGAN MUTUAL FUND SERIES
               (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

                   522 FIFTH AVENUE, NEW YORK, NEW YORK 10036
                    (ADDRESS OF PRINCIPAL EXECUTIVE OFFICES)
       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (800) 348-4782

                                  JUDY BARTLETT
                       C\O J.P. MORGAN FUNDS DISTRIBUTORS, INC.

                                522 FIFTH AVENUE
                            NEW YORK, NEW YORK 10036
                     (NAME AND ADDRESS OF AGENT FOR SERVICE)

                                   COPIES TO:

     Counsel for the Fund:                          NINA SHENKER, Esq.
   JOHN E. BAUMGARDNER, Esq.             J.P. Morgan Investment Management, Inc.
      Sullivan & Cromwell                            522 Fifth Avenue
        25 Broad Street           and           New York, New York 10036
    New York, New York 10004

APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING: As soon as practicable after the effective date of the Registration Statement.


It is proposed that this filing will become effective (check appropriate box)


   / / immediately upon filing pursuant to paragraph (b)

   / / on (date) pursuant to  paragraph (b)

   /X/ 60 days after filing pursuant to paragraph (a)(1)

   / / on (date) pursuant to paragraph (a)(1)

   / / 75 days after filing pursuant to paragraph (a)(2)

   / / on (date) pursuant to paragraph (a)(2) of Rule 485.


If appropriate, check the following box:

   / / this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

PROSPECTUS MAY __, 2004



JPMORGAN U.S. EQUITY FUNDS
SELECT CLASS SHARES

INTREPID GROWTH FUND

INTREPID VALUE FUND


INTREPID AMERICA FUND


INTREPID INVESTOR FUND

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

[JPMORGAN FLEMING ASSET MANAGEMENT LOGO]

CONTENTS


Intrepid Growth Fund                                  1

Intrepid Value Fund                                   7

Intrepid America Fund                                13

Intrepid Investor Fund                               19

The Funds' Management and Administration             25

How Your Account Works                               26

   Buying Fund Shares                                26

   Selling Fund Shares                               27

   Exchanging Fund Shares                            28

   Other Information Concerning the Funds            29

   Distributions and Taxes                           29

Risk and Reward Elements                             31

How To Reach Us                              Back cover

     JPMORGAN INTREPID GROWTH FUND

RISK/RETURN SUMMARY
For a more detailed discussion of the Fund's main risks, please see pages    .

THE FUND'S OBJECTIVE
The Fund seeks to provide long-term capital growth.

THE FUND'S MAIN INVESTMENT STRATEGY
Under normal circumstances, the Fund will invest at least 80% of its Assets in equity investments of large and mid-capitalization companies. "Assets" means net assets, plus the amount of borrowings for investment purposes. The Fund generally defines large- capitalization companies as those with a market capitalization over $10 billion at the time of purchase, and mid- capitalization companies as those with market capitalization between $1 billion and $10 billion, at the time of purchase. Market capitalization is the total market value of a company's shares.


Although the Fund may invest in securities of large- and mid-capitalization companies, it may at any given time invest a significant portion of its assets in companies of one particular market capitalization category, when the adviser believes such companies offer attractive opportunities.

The Fund invests in a broad portfolio of common stocks that the Fund's adviser, J.P. Morgan Investment Management Inc. (JPMIM), believes have strong earnings growth potential. A "growth" style strategy focuses on identifying securities that JPMIM believes have above-average growth potential over a long-term time horizon.

JPMIM will apply an active equity management style to identify growth-oriented companies with earnings momentum, earnings growth potential, price momentum and other characteristics consistent with growth investing. Sector by sector, the Fund may overweight its holdings of equity securities relative to those of the Russell 1000(R) Growth Index. The Fund will sell a stock if the adviser determines that the issuer no longer meets the growth criteria listed above or if it believes that more attractive opportunities are available.


Equity securities in which the Fund can invest may include common stocks, preferred stocks, real estate investment trusts (REITs) (pooled investment vehicles that invest primarily in income-producing real estate or loans related to real estate), convertible securities, depositary receipts and warrants to purchase common stocks.


Convertible securities, which generally pay interest or dividends, can be converted into common or preferred stock.

Although the Fund intends to invest primarily in equity investments, under normal market conditions, it may also invest up to 20% of its Assets in high quality money market instruments and repurchase agreements. To temporarily defend its assets during adverse market, economic or political conditions or during periods of unusual circumstances, the Fund may invest any amount of its Assets in U.S. government securities.

Derivatives, which are investments that have a value based on another investment, exchange rate or index, may be used as substitutes for securities in which the Fund can invest. The Fund may also use futures contracts, options, swaps and other derivatives as tools in the management of portfolio assets. The Fund may use derivatives to hedge various investments, for risk management and to increase the Fund's income or gain.

The Fund may invest in mortgage-related securities issued by governmental entities and private issuers. These may include investments in collateralized mortgage obligations. The Fund may enter into "dollar-rolls," in which the Fund sells mortgage-backed securities and at the same time contracts to buy back very similar securities on a future date.

The Fund may invest in shares of exchange-traded funds (ETFs), affiliated money market funds and other investment companies. An ETF is a registered investment company that seeks to track the performance of a particular market index. These indexes include not only broad-market indexes but more specific indexes as well, including those relating to particular sectors, markets, regions or industries.

The Fund may change any of these investment policies (including its investment objective) without shareholder approval.


The Fund is diversified as defined in the Investment Company Act of 1940.

BEFORE YOU INVEST
INVESTORS CONSIDERING THE FUND SHOULD UNDERSTAND THAT:
-  THERE IS NO ASSURANCE THAT THE FUND WILL MEET ITS INVESTMENT OBJECTIVE.
-  THE FUND DOES NOT REPRESENT A COMPLETE INVESTMENT PROGRAM.

FREQUENCY OF TRADING
HOW FREQUENTLY THE FUND BUYS AND SELLS SECURITIES WILL VARY FROM YEAR TO YEAR, DEPENDING ON MARKET CONDITIONS.

INVESTMENT PROCESS

In managing the Fund, the adviser adheres to a disciplined process for stock selection and portfolio construction. A proprietary multi-factor model is used to quantitatively rank stocks in the Fund's investment universe, the Russell 1000 Growth Index, on the basis of momentum and value factors. Momentum is quantified in terms of price momentum and earnings momentum, while value is measured by valuation multiples including, but not limited to, price-to-earnings ratio. Stocks held in the Fund that have become over-valued and/or whose momentum has deteriorated materially may trigger a sell signal. Stocks that are sold are replaced with the most attractive stocks, on the basis of proprietary quantitative rankings, that also contribute favorably to the risk exposures of the entire portfolio.

The portfolio construction process controls for sector and industry weights, turnover, number of stocks held, and position size. Risk or factor exposures are actively managed through portfolio construction.


   INVESTMENTS IN THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK AND ARE NOT INSURED OR GUARANTEED BY THE FDIC, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. YOU COULD LOSE MONEY IF YOU SELL WHEN THE FUND'S SHARE PRICE IS LOWER THAN WHEN YOU INVESTED.

THE FUND'S MAIN INVESTMENT RISKS
All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some of the specific risks of investing in the Fund.

The Fund may not achieve its objective if the adviser's expectations regarding particular securities or markets are not met.

The value of shares of the Fund will be influenced by market conditions as well as the performance of the companies selected for the Fund's portfolio.

Although the Fund may invest in large- and mid- capitalization companies, the Fund's risks increase as it invests more heavily in mid-capitalization companies and share price changes may become more sudden or more erratic. This risk occurs because securities of mid-capitalization companies may trade less frequently and in smaller volumes than securities of larger, more established companies. Mid-sized companies may have limited product lines, markets or financial resources, and they may depend on a small management group.

The value of the Fund's convertible securities tends to fall when prevailing interest rates rise. Their value also tends to change whenever the market value of the underlying common or preferred stock fluctuates.

The value of REITs will depend on the value of the underlying properties or the underlying loans or interests. The value of REITs may decline when interest rates rise. The value of a REIT will also be affected by the real estate market and by the management of the REIT's underlying properties. REITs may be more volatile or more illiquid than other types of securities.


Investing a substantial portion of its assets in money market instruments, repurchase agreements or U.S. government securities, including if the Fund is investing for temporary defensive purposes, could reduce the Fund's potential returns.

If the Fund invests in shares of another investment company, shareholders would bear not only their proportionate share of the Fund's expenses, but also similar expenses of the investment company. The price movement of an investment company that is an ETF may not track the underlying index and may result in a loss.

The Fund's mortgage-backed investments involve risk of loss due to prepayments that occur earlier or later than expected, and, like any bond, due to default. Because of the sensitivity of the Fund's mortgage-related securities to changes in interest rates, the performance of the Fund may be more volatile than if it did not hold these securities.

Indebtedness of certain issuers identified with the U.S. government whose securities may be held by the Fund, including the well-known Federal National Mortgage Association (Fannie Mae) and Federal Home Loan Mortgage Corporation (Freddie Mac), is not entitled to the full faith and credit of the United States and is thus subject to the risk of default in the payment of interest, and/or principal like the indebtedness of private issuers.

Collateralized mortgage obligations are issued in multiple classes, and each class may have its own interest rate and/or final payment date. A class with an earlier final payment date may have certain preferences in receiving principal payments or earning interest. As a result, the value of some classes in which the Fund invests may be more volatile and may be subject to higher risk of nonpayment.

Dollar-rolls, forward commitments and repurchase agreements involve some risk to the Fund if the other party does not live up to its obligation under the agreement.

The Fund may use derivatives in connection with its investment strategies. Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic or market conditions than other types of investments and could result in losses that significantly exceed the Fund's original investment. The use of derivatives for hedging purposes may not be successful, resulting in losses to the Fund, and the cost of hedging may reduce the Fund's returns. In addition, the Fund may use derivatives for non-hedging purposes which increases the Fund's potential for loss.


   WHO MAY WANT TO INVEST
   THE FUND IS DESIGNED FOR INVESTORS WHO:
   -  ARE PURSUING A LONG-TERM GOAL SUCH AS RETIREMENT
   - WANT TO ADD AN INVESTMENT IN LARGE- AND MID-CAPITALIZATION COMPANIES THAT SEEK CAPITAL GROWTH
   - WANT A FUND THAT SEEKS TO OUTPERFORM THE MARKETS IN WHICH IT INVESTS OVER THE LONG TERM

   THE FUND IS NOT DESIGNED FOR INVESTORS WHO:
   - WANT A FUND THAT PURSUES MARKET TRENDS OR FOCUSES ONLY ON PARTICULAR INDUSTRIES OR SECTORS
   -  REQUIRE REGULAR INCOME OR STABILITY OF PRINCIPAL
   -  ARE PURSUING A SHORT-TERM GOAL OR INVESTING EMERGENCY RESERVES

THE FUND'S PAST PERFORMANCE(1)
The Fund commenced operations on 02/28/03, and therefore has no reportable performance history. Once the Fund has performance for at least one calendar year, a bar chart and performance table will be included in the prospectus to show the performance of the Fund's Select Class Shares, and for comparison purposes, the performance of an appropriate broad-based market index will also be included in the prospectus. Although past performance of a Fund is no guarantee of how it will perform in the future, historical performance may give you some indication of the risks of investing in the Fund.

(1) THE FUND'S FISCAL YEAR END IS 12/31.

THE FUND'S PAST PERFORMANCE(1)
The Fund commenced operations on 02/28/03, and therefore has no reportable performance history. Once the Fund has performance for at least one calendar year, a bar chart and performance table will be included in the prospectus to show the performance of the Fund's Select Class Shares, and for comparison purposes, the performance of an appropriate broad-based market index will also be included in the prospectus. Although past performance of a Fund is no guarantee of how it will perform in the future, historical performance may give you some indication of the risks of investing in the Fund.

(1)THE FUND'S FISCAL YEAR END IS 12/31.

INVESTOR EXPENSES FOR SELECT CLASS SHARES
The expenses of Select Class Shares before and after reimbursements are shown below. The table below does not reflect charges or credits which you might incur if you invest through a financial institution.

ESTIMATED ANNUAL OPERATING EXPENSES (%)

(EXPENSES THAT ARE DEDUCTED FROM SELECT CLASS ASSETS)

MANAGEMENT FEES                                                         0.65
DISTRIBUTION (RULE 12b-1) FEES                                          NONE
SHAREHOLDER SERVICE FEES                                                0.25
OTHER EXPENSES(1)                                                       0.55
------------------------------------------------------------------------------
TOTAL OPERATING EXPENSES                                                1.45
FEE WAIVER AND EXPENSE REIMBURSEMENT(2)                                (0.45)
------------------------------------------------------------------------------
NET EXPENSES(2)                                                         1.00
------------------------------------------------------------------------------


(1) "OTHER EXPENSES" ARE BASED ON EXPENSES INCURRED IN THE MOST RECENT FISCAL YEAR.

(2) REFLECTS A WRITTEN AGREEMENT PURSUANT TO WHICH JPMORGAN CHASE BANK AGREES THAT IT WILL REIMBURSE THE FUND TO THE EXTENT TOTAL OPERATING EXPENSES OF THE SELECT CLASS SHARES (EXCLUDING INTEREST, TAXES AND EXTRAORDINARY EXPENSES) EXCEED 1.00% OF ITS AVERAGE DAILY NET ASSETS THROUGH 04/30/04. IN ADDITION, THE FUND'S SERVICE PROVIDERS MAY VOLUNTARILY WAIVE OR REIMBURSE CERTAIN OF THEIR FEES, AS THEY MAY DETERMINE, FROM TIME TO TIME.

EXAMPLE
The example below is intended to help you compare the cost of investing in Select Class Shares with the cost of investing in other mutual funds. The example assumes:

-  $10,000 initial investment as of 09/30/03,

-  5% return each year, and

-  net expenses through 04/30/04, and total operating expenses thereafter.

The example is for comparison only; the actual return of the Select Class Shares and your actual costs may be higher or lower.

                                                      1 YR.       3 YRS.
------------------------------------------------------------------------------
YOUR COST ($)
(WITH OR WITHOUT REDEMPTION)                          121         433
------------------------------------------------------------------------------

     JPMORGAN INTREPID VALUE FUND

RISK/RETURN SUMMARY
For a more detailed discussion of the Fund's main risks, please see pages    .

THE FUND'S OBJECTIVE
The Fund seeks to provide long-term capital appreciation.

THE FUND'S MAIN INVESTMENT STRATEGY
Under normal circumstances, the Fund will invest at least 80% of its Assets in equity investments of large and mid-capitalization companies. "Assets" means net assets, plus the amount of borrowings for investment purposes. The Fund generally defines large- capitalization companies as those with a market capitalization over $10 billion at the time of purchase, and mid- capitalization companies as those with market capitalization between $1 billion and $10 billion, at the time of purchase. Market capitalization is the total market value of a company's shares.


Although the Fund may invest in securities of large- and mid-capitalization companies, it may at any given time invest a significant portion of its assets in companies of one particular market capitalization category, when the adviser believes such companies offer attractive opportunities.

The Fund will invest in a broad portfolio of common stocks that the Fund's adviser, JPMIM, believes are undervalued. A "value" style strategy focuses on identifying securities that have a market price below what JPMIM believes they are worth, taking into consideration, but not limited to, such items as price-to-earnings ratios, the long-term potential to increase in value and other characteristics consistent with value investing.

JPMIM applies an active equity management style to identify value-oriented companies with relatively low price-to-earnings ratios and other characteristics consistent with value investing. Sector by sector, the Fund may overweight its holdings of equity securities relative to those of the Russell 1000(R) Value Index. The adviser will try to identify companies which are determined to be undervalued according to the adviser's proprietary research, while underweighting or avoiding those that appear overvalued.


Equity securities in which the Fund can invest may include common stocks, preferred stocks, REITs (pooled investment vehicles that invest primarily in income-producing real estate or loans related to real estate), convertible securities, depositary receipts and warrants to purchase common stocks.


Convertible securities, which generally pay interest or dividends, can be converted into common or preferred stock.

Derivatives, which are investments that have a value based on another investment, exchange rate or index, may be used as substitutes for securities in which the Fund can invest. The Fund may also use futures contracts, options, swaps and other derivatives as tools in the management of portfolio assets. The Fund may use derivatives to hedge various investments, for risk management and to increase the Fund's income or gain.


Although the Fund intends to invest primarily in equity investments, under normal market conditions, it may also invest up to 20% of its Assets in high quality money market instruments and repurchase agreements. To temporarily defend its assets during adverse market, economic or political conditions, the Fund may invest any amount of its Assets in U.S. government securities.

The Fund may invest in mortgage-related securities issued by governmental entities and private issuers. These may include investments in collateralized mortgage obligations. The Fund may enter into "dollar-rolls," in which the Fund sells mortgage-backed securities and at the same time contracts to buy back very similar securities on a future date.

The Fund may invest in shares of exchange-traded funds (ETFs), affiliated money market funds and other investment companies. An ETF is a registered investment company that seeks to track the performance of a particular market index. These indexes include not only broad-market indexes but more specific indexes as well, including those relating to particular sectors, markets, regions or industries.

The Fund may change any of these investment policies (including its investment objective) without shareholder approval.


The Fund is diversified as defined in the Investment Company Act of 1940.

   BEFORE YOU INVEST
   INVESTORS CONSIDERING THE FUND SHOULD UNDERSTAND THAT:
   -  THERE IS NO ASSURANCE THAT THE FUND WILL MEET ITS INVESTMENT OBJECTIVE.
   -  THE FUND DOES NOT REPRESENT A COMPLETE INVESTMENT PROGRAM.

   FREQUENCY OF TRADING
   HOW FREQUENTLY THE FUND BUYS AND SELLS SECURITIES WILL VARY FROM YEAR TO YEAR, DEPENDING ON MARKET CONDITIONS.

INVESTMENT PROCESS

In managing the Fund, the adviser adheres to a disciplined process for stock selection and portfolio construction. A proprietary multi-factor model is used to quantitatively rank stocks in the Fund's investment universe, the Russell 1000 Value Index, on the basis of value and momentum factors. Value is measured by valuation multiples including, but not limited to, price-to-earnings ratio, while momentum is quantified in terms of price momentum and earnings momentum. Stocks held in the Fund that have become over-valued and/or whose momentum has deteriorated materially may trigger a sell signal. Stocks that are sold are replaced with the most attractive stocks, on the basis of proprietary quantitative rankings, that also contribute favorably to the risk exposures of the entire portfolio.

The portfolio construction process controls for sector and industry weights, turnover, number of stocks held, and position size. Risk or factor exposures are actively managed through portfolio construction.


   INVESTMENTS IN THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK AND ARE NOT INSURED OR GUARANTEED BY THE FDIC, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. YOU COULD LOSE MONEY IF YOU SELL WHEN THE FUND'S SHARE PRICE IS LOWER THAN WHEN YOU INVESTED.

THE FUND'S MAIN INVESTMENT RISKS
All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some of the specific risks of investing in the Fund.

The Fund may not achieve its objective if the adviser's expectations regarding particular securities or markets are not met.

The value of shares of the Fund will be influenced by market conditions as well as the performance of the companies selected for the Fund's portfolio.

Although, the Fund may invest in large- and mid- capitalization companies, the Fund's risks increase as it invests more heavily in mid-capitalization companies and share price changes may become more sudden or more erratic. This risk occurs because securities of mid- capitalization companies may trade less frequently and in smaller volumes than securities of larger, more established companies. Mid-sized companies may have limited product lines, markets or financial resources, and they may depend on a small management group.

The value of the Fund's convertible securities tends to fall when prevailing interest rates rise. Their value also tends to change whenever the market value of the underlying common or preferred stock fluctuates.

The value of REITs will depend on the value of the underlying properties or the underlying loans or interests. The value of REITs may decline when interest rates rise. The value of a REIT will also be affected by the real estate market and by the management of the REIT's underlying properties. REITs may be more volatile or more illiquid than other types of securities.


Investing a substantial portion of its assets in money market instruments, repurchase agreements or U.S. government securities, including if the Fund is investing for temporary defensive purposes, could reduce the Fund's potential returns.

If the Fund invests in shares of another investment company, shareholders would bear not only their proportionate share of the Fund's expenses, but also similar expenses of the investment company. The price movement of an investment company that is an ETF may not track the underlying index and may result in a loss.

The Fund's mortgage-backed investments involve risk of loss due to prepayments that occur earlier or later than expected, and, like any bond, due to default. Because of the sensitivity of the Fund's mortgage-related securities to changes in interest rates, the performance of the Fund may be more volatile than if it did not hold these securities.

Indebtedness of certain issuers identified with the U.S. government whose securities may be held by the Fund, including the well-known Federal National Mortgage Association (Fannie Mae) and Federal Home Loan Mortgage Corporation (Freddie Mac), is not entitled to the full faith and credit of the United States and is thus subject to the risk of default in the payment of interest, and/or principal like the indebtedness of private issuers.

Collateralized mortgage obligations are issued in multiple classes, and each class may have its own interest rate and/or final payment date. A class with an earlier final payment date may have certain preferences in receiving principal payments or earning interest. As a result, the value of some classes in which the Fund invests may be more volatile and may be subject to higher risk of nonpayment.

Dollar-rolls, forward commitments and repurchase agreements involve some risk to the Fund if the other party does not live up to its obligation under the agreement.

The Fund may use derivatives in connection with its investment strategies. Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic or market conditions than other types of investments and could result in losses that significantly exceed the Fund's original investment. The use of derivatives for hedging purposes may not be successful, resulting in losses to the Fund, and the cost of hedging may reduce the Fund's returns. In addition, the Fund may use derivatives for non-hedging purposes which increases the Fund's potential for loss.


   WHO MAY WANT TO INVEST
   THE FUND IS DESIGNED FOR INVESTORS WHO:
   -  ARE PURSUING A LONG-TERM GOAL SUCH AS RETIREMENT
   - WANT TO ADD AN INVESTMENT IN LARGE- AND MID-CAPITALIZATION COMPANIES THAT SEEK CAPITAL APPRECIATION
   - WANT A FUND THAT SEEKS TO OUTPERFORM THE MARKETS IN WHICH IT INVESTS OVER THE LONG TERM

   THE FUND IS NOT DESIGNED FOR INVESTORS WHO:
   - WANT A FUND THAT PURSUES MARKET TRENDS OR FOCUSES ONLY ON PARTICULAR INDUSTRIES OR SECTORS
   -  REQUIRE REGULAR INCOME OR STABILITY OF PRINCIPAL
   -  ARE PURSUING A SHORT-TERM GOAL OR INVESTING EMERGENCY RESERVES

THE FUND'S PAST PERFORMANCE(1)

This section shows the Fund's performance record with respect to the Fund's Select Class Shares. The bar chart shows the performance of the Fund's shares for the past one year. This provides some indication of the risks of investing in the Fund. The table shows the average annual total returns for the past one year and life of the Fund. It compares the performance to the Russell 1000 Value Index, a broad-based securities market index.

Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future.

The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund have in the past agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would have been lower than those shown.


YEAR-BY-YEAR RETURNS(1),(2)

BEST QUARTER
WORST QUARTER

(1) SUBSEQUENT TO THE INCEPTION OF THE FUND, THROUGH 10/01/03, THE FUND DID NOT EXPERIENCE ANY SHAREHOLDER PURCHASE AND SALE ACTIVITY. IF SUCH SHAREHOLDER ACTIVITY HAD OCCURRED, THE FUND'S PERFORMANCE MAY HAVE BEEN IMPACTED.
(2) THE FUND'S FISCAL YEAR END IS 12/31.

INVESTOR EXPENSES FOR SELECT CLASS SHARES
The expenses of Select Class Shares before and after reimbursements are shown below. The table below does not reflect charges or credits which you might incur if you invest through a financial institution.


ANNUAL OPERATING EXPENSES (%)
(EXPENSES THAT ARE DEDUCTED FROM SELECT CLASS ASSETS)

MANAGEMENT FEES                                                         0.65
DISTRIBUTION (RULE 12b-1) FEES                                          NONE
SHAREHOLDER SERVICE FEES                                                0.25
------------------------------------------------------------------------------
OTHER EXPENSES(1)                                                       0.55
TOTAL OPERATING EXPENSES                                                1.45
------------------------------------------------------------------------------
FEE WAIVER AND EXPENSE REIMBURSEMENT(2)                                (0.45)
------------------------------------------------------------------------------
NET EXPENSES(2)                                                         1.00
------------------------------------------------------------------------------


(1) "OTHER EXPENSES" ARE BASED ON EXPENSES INCURRED IN THE MOST RECENT FISCAL YEAR.

(2) REFLECTS A WRITTEN AGREEMENT PURSUANT TO WHICH JPMORGAN CHASE BANK AGREES THAT IT WILL REIMBURSE THE FUND TO THE EXTENT TOTAL OPERATING EXPENSES OF THE SELECT CLASS SHARES (EXCLUDING INTEREST, TAXES, AND EXTRAORDINARY EXPENSES) EXCEED 1.00% OF ITS AVERAGE DAILY NET ASSETS THROUGH 04/30/04. IN ADDITION, THE FUND'S SERVICE PROVIDERS MAY VOLUNTARILY WAIVE OR REIMBURSE CERTAIN OF THEIR FEES, AS THEY MAY DETERMINE, FROM TIME TO TIME.

EXAMPLE
The example below is intended to help you compare the cost of investing in Select Class Shares with the cost of investing in other mutual funds. The example assumes:

-  $10,000 initial investment as of 09/30/03,

-  5% return each year, and

-  net expenses through 04/30/04, and total operating expenses thereafter.

The example is for comparison only; the actual return of the Select Class Shares and your actual costs may be higher or lower.

                                                      1 YR.       3 YRS.
-----------------------------------------------------------------------------
YOUR COST ($)
(WITH OR WITHOUT REDEMPTION)                          121         433
-----------------------------------------------------------------------------

     JPMORGAN INTREPID AMERICA FUND


RISK/RETURN SUMMARY
For a more detailed discussion of the Fund's main risks, please see pages    .

THE FUND'S OBJECTIVE
The Fund seeks to provide long-term capital growth.

THE FUND'S MAIN INVESTMENT STRATEGY

Under normal circumstances, the Fund will invest at least 80% of its Assets in equity investments of large- and mid-capitalization U.S. companies. "Assets" means net assets, plus the amount of borrowings for investment purposes. The Fund generally defines large- capitalization companies as those with a market capitalization over $10 billion at the time of purchase, and mid- capitalization companies as those with market capitalization between $1 billion and $10 billion at the time of purchase. Market capitalization is the total market value of a company's shares. Although the Fund may invest in securities of large- and mid-capitalization companies, it may at any given time invest a significant portion of its assets in companies of one particular market capitalization category, when the adviser believes such companies offer attractive opportunities.

The Fund invests in a broad portfolio of common stocks that the Fund's adviser, JPMIM believes have strong earnings growth potential and/or are undervalued. The Fund combines a "growth" style strategy, which focuses on identifying securities that JPMIM believes have above-average growth potential over a long-term time horizon with a "value" style strategy, which focuses on identifying securities that have a market price below what JPMIM believes they are worth, taking into consideration, but not limited to, such items as price-to-earnings ratios, the long-term potential to increase in value and other characteristics consistent with value investing.


JPMIM applies an active equity management style to identify growth-oriented companies with earnings momentum, earnings growth potential, price momentum and other characteristics consistent with growth investing and value-oriented companies with low price-to-earnings and other characteristics consistent with value investing. The Fund will sell a stock if the adviser feels that the issuer no longer meets the criteria listed above or if it believes that more attractive opportunities are available.

Equity securities in which the Fund can invest may include common stocks, preferred stocks, REITs (pooled investment vehicles that invest primarily in income-producing real estate or loans related to real estate), convertible securities, depositary receipts and warrants to purchase common stocks.


Convertible securities, which generally pay interest or dividends, can be converted into common or preferred stock.

Derivatives, which are investments that have a value based on another investment, exchange rate or index, may be used as substitutes for securities in which the Fund can invest. The Fund may also use futures contracts, options, swaps and other derivatives as tools in the management of portfolio assets. The Fund may use derivatives to hedge various investments, for risk management and to increase the Fund's income or gain.

Although the Fund intends to invest primarily in equity investments, under normal market conditions, it may also invest in high quality money market instruments and repurchase agreements. To temporarily defend its assets during adverse market, economic or political conditions or during periods of unusual circumstances, the Fund may invest all of its Assets in U.S. government securities.

The Fund may invest in mortgage-related securities issued by governmental entities and private issuers. These may include investments in collateralized mortgage obligations. The Fund may enter into "dollar-rolls," in which the Fund sells mortgage-backed securities and at the same time contracts to buy back very similar securities on a future date.

The Fund may invest in shares of exchange-traded funds (ETFs), affiliated money market funds and other investment companies. An ETF is a registered investment company that seeks to track the performance of a particular market index. These indexes include not only broad-market indexes but more specific indexes as well, including those relating to particular sectors, markets, regions or industries.


The Fund may change any of these investment policies (including its investment objective) without shareholder approval.

The Fund is diversified as defined in the Investment Company Act of 1940.

   BEFORE YOU INVEST
   INVESTORS CONSIDERING THE FUND SHOULD UNDERSTAND THAT:
   -  THERE IS NO ASSURANCE THAT THE FUND WILL MEET ITS INVESTMENT OBJECTIVE.
   -  THE FUND DOES NOT REPRESENT A COMPLETE INVESTMENT PROGRAM.

   FREQUENCY OF TRADING
   HOW FREQUENTLY THE FUND BUYS AND SELLS SECURITIES WILL VARY FROM YEAR TO YEAR, DEPENDING ON MARKET CONDITIONS.

INVESTMENT PROCESS

In managing the Fund, the adviser adheres to a disciplined process for stock selection and portfolio construction. A proprietary multi-factor model is used to quantitatively rank stocks in the Fund's investment universe, the Russell 1000 Index, on the basis of value and momentum factors. Value is measured by valuation multiples including, but not limited to, price-to-earnings ratio, while momentum is quantified in terms of price momentum and earnings momentum. Stocks held in the Fund that have become over-valued and/or whose momentum has deteriorated materially may trigger a sell signal. Stocks that are sold are generally replaced with the most attractive stocks, on the basis of proprietary quantitative rankings, that also contribute favorably to the risk exposures of the entire portfolio.

The portfolio construction process controls for sector and industry weights, turnover, number of stocks held, and position size. Risk or factor exposures are actively managed through portfolio construction.

INVESTMENTS IN THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK AND ARE NOT INSURED OR GUARANTEED BY THE FDIC, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. YOU COULD LOSE MONEY IF YOU SELL WHEN THE FUND'S SHARE PRICE IS LOWER THAN WHEN YOU INVESTED.

THE FUND'S MAIN INVESTMENT RISKS
All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some of the specific risks of investing in the Fund.

The Fund may not achieve its objective if the adviser's expectations regarding particular securities or markets are not met.

The value of shares of the Fund will be influenced by market conditions as well as the performance of the companies selected for the Fund's portfolio.

Although the Fund may invest in equity investments of all companies across all market capitalizations, the Fund's risks increase as it invests more heavily in smaller companies and its share price changes may become more sudden or more erratic. This risk occurs because the securities of smaller companies are likely to fluctuate more dramatically than an investment in larger companies, and the securities of smaller companies trade less frequently and in smaller volumes than securities of larger, more established companies, which may lead to more volatility in the prices of the securities. Smaller companies may have limited product lines, markets or financial resources, and they may depend on a small management group.

The value of the Fund's convertible securities tends to fall when prevailing interest rates rise. Their value also tends to change whenever the market value of the underlying common or preferred stock fluctuates.

The value of REITs will depend on the value of the underlying properties or the underlying loans or interests. The value of REITs may decline when interest rates rise. The value of a REIT will also be affected by the real estate market and by the management of the REIT's underlying properties. REITs may be more volatile or more illiquid than other types of securities.

Investing a substantial portion of its assets in money market instruments, repurchase agreements or U.S. government securities, including if the Fund is investing for temporary defensive purposes, could reduce the Fund's potential returns.


If the Fund invests in shares of another investment company, shareholders would bear not only their proportionate share of the Fund's expenses, but also similar expenses of the investment company. The price movement of an investment company that is an ETF may not track the underlying index and may result in a loss.

The Fund's mortgage-backed investments involve risk of loss due to prepayments that occur earlier or later than expected, and, like any bond, due to default. Because of the sensitivity of the Fund's mortgage-related securities to changes in interest rates, the performance of the Fund may be more volatile than if it did not hold these securities.

Indebtedness of certain issuers identified with the U.S. government whose securities may be held by the Fund, including the well-known Federal National Mortgage Association (Fannie Mae) and Federal Home Loan

Mortgage Corporation (Freddie Mac), is not entitled to the full faith and credit of the United States and is thus subject to the risk of default in the payment of interest and/or principal like the indebtedness of private issuers.

Collateralized mortgage obligations are issued in multiple classes, and each class may have its own interest rate and/or final payment date. A class with an earlier final payment date may have certain preferences in receiving principal payments or earning interest. As a result, the value of some classes in which the Fund invests may be more volatile and may be subject to higher risk of nonpayment.

Dollar-rolls, forward commitments and repurchase agreements involve some risk to the Fund if the other party does not live up to its obligation under the agreement.

The Fund may use derivatives in connection with its investment strategies. Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic or market conditions than other types of investments and could result in losses that significantly exceed the Fund's original investment. The use of derivatives for hedging purposes may not be successful, resulting in losses to the Fund, and the cost of hedging may reduce the Fund's returns. In addition, the Fund may use derivatives for non-hedging purposes which increases the Fund's potential for loss.


   WHO MAY WANT TO INVEST
   THE FUND IS DESIGNED FOR INVESTORS WHO:
   -  ARE PURSUING A LONG-TERM GOAL SUCH AS RETIREMENT
   - WANT TO ADD AN INVESTMENT ACROSS ALL MARKET CAPITALIZATIONS THAT SEEK CAPITAL GROWTH
   - WANT A FUND THAT SEEKS TO OUTPERFORM THE MARKETS IN WHICH IT INVESTS OVER THE LONG TERM

   THE FUND IS NOT DESIGNED FOR INVESTORS WHO:
   - WANT A FUND THAT PURSUES MARKET TRENDS OR FOCUSES ONLY ON PARTICULAR INDUSTRIES OR SECTORS
   -  REQUIRE REGULAR INCOME OR STABILITY OF PRINCIPAL
   -  ARE PURSUING A SHORT-TERM GOAL OR INVESTING EMERGENCY RESERVES

THE FUND'S PAST PERFORMANCE(1)
The Fund commenced operations on 02/28/03, and therefore has no reportable performance history. Once the Fund has performance for at least one calendar year, a bar chart and performance table will be included in the prospectus to show the performance of the Fund's Select Class Shares, and for comparison purposes, the performance of an appropriate broad-based market index will also be included in the prospectus. Although past performance of a Fund is no guarantee of how it will perform in the future, historical performance may give you some indication of the risks of investing in the Fund.

(1) THE FUND'S FISCAL YEAR END IS 12/31.

INVESTOR EXPENSES FOR SELECT CLASS SHARES
The expenses of Select Class Shares before and after reimbursements are shown below. The table below does not reflect charges or credits which you might incur if you invest through a financial institution.


ESTIMATED ANNUAL OPERATING EXPENSES (%)
(EXPENSES THAT ARE DEDUCTED FROM SELECT CLASS ASSETS)

MANAGEMENT FEES                                                         0.65
DISTRIBUTION (RULE 12b-1) FEES                                          NONE
SHAREHOLDER SERVICE FEES                                                0.25
OTHER EXPENSES(1)                                                       0.55
-------------------------------------------------------------------------------
TOTAL OPERATING EXPENSES                                                1.45
FEE WAIVER AND EXPENSE REIMBURSEMENT(2)                                (0.45)
-------------------------------------------------------------------------------
NET EXPENSES(2)                                                         1.00
-------------------------------------------------------------------------------


(1) "OTHER EXPENSES" ARE BASED ON EXPENSES INCURRED IN THE MOST RECENT FISCAL YEAR.

(2) REFLECTS A WRITTEN AGREEMENT PURSUANT TO WHICH JPMORGAN CHASE BANK AGREES THAT IT WILL REIMBURSE THE FUND TO THE EXTENT TOTAL OPERATING EXPENSES OF SELECT CLASS SHARES (EXCLUDING INTEREST, TAXES, AND EXTRAORDINARY EXPENSES) EXCEED 1.00% OF ITS AVERAGE DAILY NET ASSETS THROUGH 04/30/04. IN ADDITION, THE FUND'S SERVICE PROVIDERS MAY VOLUNTARILY WAIVE OR REIMBURSE CERTAIN OF THEIR FEES, AS THEY MAY DETERMINE, FROM TIME TO TIME.

EXAMPLE
The example below is intended to help you compare the cost of investing in the Select Class Shares with the cost of investing in other mutual funds. The example assumes:

-  $10,000 initial investment as of 09/30/03,

-  5% return each year, and

-  net expenses through 04/30/04, and total operating expenses thereafter.

The example is for comparison only; the actual return of the Select Class Shares and your actual costs may be higher or lower.

                                                       1 YR.       3 YRS.
-------------------------------------------------------------------------------
YOUR COST ($)
(with or without redemption)                          121         433
-------------------------------------------------------------------------------

     JPMORGAN INTREPID INVESTOR FUND

RISK/RETURN SUMMARY
For a more detailed discussion of the Fund's main risks, please see pages    .

THE FUND'S OBJECTIVE
The Fund seeks to provide long term capital appreciation.

THE FUND'S MAIN INVESTMENT STRATEGY
Under normal circumstances, the Fund will invest at least 80% of its Assets in equity investments across all market capitalizations. "Assets" means net assets, plus the amount of borrowings for investment purposes. The Fund will generally invest in companies with a market capitalization of $500 million or greater at the time of purchase. Market capitalization is the total market value of a company's shares.


Although the Fund may invest in securities of large- and mid-capitalization companies, it may at any given time invest a significant portion of its assets in companies of one particular market capitalization category, when the adviser believes such companies offer attractive opportunities.

The Fund invests in a broad portfolio of common stocks of companies that the Fund's adviser, JPMIM, believes are trading at a price significantly below what the adviser believes they are worth relative to companies in their sectors but have earnings growth potential, improving business fundamentals and other indicators which may provide the opportunity for increased value.


JPMIM applies an active equity management style to identify undervalued companies significant earnings growth potential and overall financial strength. Sector by sector, the Fund may overweight its holdings of equity securities relative to those of the Russell 3000(R) Index. The adviser will try to identify companies which are determined to be significantly undervalued which meet these criteria according to the adviser's proprietary research, while underweighting or avoiding those that do not.

Equity securities in which the Fund can invest may include common stocks, preferred stocks, real estate investment trusts (REITs) (pooled investment vehicles that invest primarily in income-producing real estate or loans related to real estate), convertible securities, depositary receipts and warrants to purchase common stocks.


Convertible securities, which generally pay interest or dividends, can be converted into common or preferred stock.

Derivatives, which are investments that have a value based on another investment, exchange rate or index, may be used as substitutes for securities in which the Fund can invest. The Fund may also use futures contracts, options, swaps and other derivatives as tools in the management of portfolio assets. The Fund may use derivatives to hedge various investments, for risk management and to increase the Fund's income or gain.


Although the Fund intends to invest primarily in equity investments, under normal market conditions, it may also invest up to 20% of its Assets in high quality money market instruments and repurchase agreements. To temporarily defend its assets during adverse market, economic or political conditions or during periods of unusual circumstances, the Fund may invest any amount of its Assets in U.S. government securities.

The Fund may invest in mortgage-related securities issued by governmental entities and private issuers. These may include investments in collateralized mortgage obligations. The Fund may enter into "dollar-rolls," in which the Fund sells mortgage-backed securities and at the same time contracts to buy back very similar securities on a future date.

The Fund may invest in shares of exchange-traded funds (ETFs), affiliated money market funds and other investment companies. An ETF is a registered investment company that seeks to track the performance of a particular market index. These indexes include not only broad-market indexes but more specific indexes as well, including those relating to particular sectors, markets, regions or industries.


The Fund may change any of these investment policies (including its investment objective) without shareholder approval.

The Fund is diversified as defined in the Investment Company Act of 1940.

   BEFORE YOU INVEST
   INVESTORS CONSIDERING THE FUND SHOULD UNDERSTAND THAT:
   -  THERE IS NO ASSURANCE THAT THE FUND WILL MEET ITS INVESTMENT OBJECTIVE.
   -  THE FUND DOES NOT REPRESENT A COMPLETE INVESTMENT PROGRAM.

   FREQUENCY OF TRADING
   HOW FREQUENTLY THE FUND BUYS AND SELLS SECURITIES WILL VARY FROM YEAR TO YEAR, DEPENDING ON MARKET CONDITIONS.

INVESTMENT PROCESS

In managing the Fund, the adviser adheres to a disciplined process for stock selection and portfolio construction. A proprietary multi-factor model is used to quantitatively rank stocks in the Fund's investment universe, the Russell 3000 Index, on the basis of value and momentum factors. Value is measured by valuation multiples including, but not limited to, price-to-earnings ratio, while momentum is quantified in terms of price momentum and earnings momentum. The Fund's Advisor will generally screen for stocks that generally rank highly on contrarian measures including, but not limited to, contrarian long-term price momentum. Stocks held in the Fund that have become over-valued and/or whose momentum has deteriorated materially may trigger a sell signal. Stocks that are sold are replaced with relatively more attractive stocks, on the basis of proprietary quantitative rankings, that also contribute favorably to the risk exposures of the entire portfolio.

The portfolio construction process controls for sector and industry weights, turnover, number of stocks held, and position size. Risk or factor exposures are actively managed through portfolio construction.


   INVESTMENTS IN THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK AND ARE NOT INSURED OR GUARANTEED BY THE FDIC, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. YOU COULD LOSE MONEY IF YOU SELL WHEN THE FUND'S SHARE PRICE IS LOWER THAN WHEN YOU INVESTED.

THE FUND'S MAIN INVESTMENT RISKS
All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some of the specific risks of investing in the Fund.

The Fund may not achieve its objective if the adviser's expectations regarding particular securities or markets are not met.

The value of shares of the Fund will be influenced by market conditions as well as the performance of the companies selected for the Fund's portfolio.

Although the Fund may invest across all market capitalizations, the Fund's risks increase as it invests more heavily in small-capitalization companies and its share price changes may become more sudden or erratic. This risk occurs because the securities of small-capitalization companies are likely to fluctuate more dramatically than an investment in larger companies and the securities of smaller companies trade less frequently and in smaller volumes than securities of larger, more established companies, which may lead to more volatility in the prices of the securities. Smaller companies may have limited product lines, markets or financial resources, and they may depend on a smaller management group.

The value of the Fund's convertible securities tends to fall when prevailing as interest rates rise. Their value also tends to change whenever the market value of the underlying common or preferred stock fluctuates.

The value of REITs will depend on the value of the underlying properties or the underlying loans or interests. The value of REITs may decline when interest rates rise. The value of a REIT will also be affected by the real estate market and by the management of the REIT's underlying properties. REITs may be more volatile or more illiquid than other types of securities.

Investing a substantial portion of its assets in money market instruments, repurchase agreements or U.S. government securities, including if the Fund is investing for temporary defensive purposes, could reduce the Fund's potential returns.


If the Fund invests in shares of another investment company, shareholders would bear not only their proportionate share of the Fund's expenses, but also similar expenses of the investment company. The price movement of an investment company that is an ETF may not track the underlying index and may result in a loss.

The Fund's mortgage-backed investments involve risk of loss due to prepayments that occur earlier or later than expected, and, like any bond, due to default. Because of the sensitivity of the Fund's mortgage-related securities to changes in interest rates, the performance of the Fund may be more volatile than if it did not hold these securities.

Indebtedness of certain issuers identified with the U.S. government whose securities may be held by the Fund, including the well-known Federal National Mortgage Association (Fannie Mae) and Federal Home Loan Mortgage Corporation(Freddie Mac), is not entitled to the full faith and credit of the United States and is thus subject to the risk of default in the payment of interest and/or principal like the indebtedness of private issuers.

Collateralized mortgage obligations are issued in multiple classes, and each class may have its own interest rate and/or final payment date. A class with an earlier final payment date may have certain preferences in receiving principal payments or earning interest. As a result, the value of some classes in which the Fund invests may be more volatile and may be subject to higher risk of nonpayment.

Dollar-rolls, forward commitments and repurchase agreements involve some risk to the Fund if the other party does not live up to its obligation under the agreement.

The Fund may use derivatives in connection with its investment strategies. Derivatives may be risker than other types of investments because they may be more sensitive to changes in economic or market conditions than other types of investments and could result in losses that significantly exceed the Fund's original investment. The use of derivatives for hedging purposes may not be successful, resulting in losses to the Fund, and the cost of hedging may reduce the Fund's returns. In addition, the Fund may use derivatives for non-hedging purposes which increases the Fund's potential for loss.


   WHO MAY WANT TO INVEST
   THE FUND IS DESIGNED FOR INVESTORS WHO:
   -  ARE PURSUING A LONG-TERM GOAL SUCH AS RETIREMENT
   - WANT TO ADD AN INVESTMENT ACROSS ALL MARKET CAPITALIZATIONS TO SEEK CAPITAL APPRECIATION AND TO FURTHER DIVERSIFY A PORTFOLIO
   - WANT A FUND THAT SEEKS TO OUTPERFORM THE MARKETS IN WHICH IT INVESTS OVER THE LONG TERM

   THE FUND IS NOT DESIGNED FOR INVESTORS WHO:
   - WANT A FUND THAT PURSUES MARKET TRENDS OR FOCUSES ONLY ON PARTICULAR INDUSTRIES OR SECTORS
   -  REQUIRE REGULAR INCOME OR STABILITY OF PRINCIPAL
   -  ARE PURSUING A SHORT-TERM GOAL OR INVESTING EMERGENCY RESERVES

THE FUND'S PAST PERFORMANCE(1)
The Fund commenced operations on 02/28/03, and therefore has no reportable performance history. Once the Fund has performance for at least one calendar year, a bar chart and performance table will be included in the prospectus to show the performance of the Fund's Select Class Shares, and for comparison purposes, the performance of an appropriate broad-based market index will also be included in the prospectus. Although past performance of a Fund is no guarantee of how it will perform in the future, historical performance may give you some indication of the risks of investing in the Fund.

(1) THE FUND'S FISCAL YEAR END IS 12/31.

INVESTOR EXPENSES FOR SELECT CLASS SHARES
The expenses of Select Class Shares before and after reimbursements are shown below. The table below does not reflect charges or credits which you might incur if you invest through a financial institution.

ANNUAL OPERATING EXPENSES (%)

(EXPENSES THAT ARE DEDUCTED FROM SELECT CLASS ASSETS)

MANAGEMENT FEES                                                         0.65
DISTRIBUTION (RULE 12b-1) FEES                                          NONE
SHAREHOLDER SERVICE FEES                                                0.25
OTHER EXPENSES(1)                                                       0.55
--------------------------------------------------------------------------------
TOTAL OPERATING EXPENSES                                                1.45
FEE WAIVER AND EXPENSE REIMBURSEMENT(2)                                (0.45)
--------------------------------------------------------------------------------
NET EXPENSES(2)                                                         1.00
--------------------------------------------------------------------------------


(1) "OTHER EXPENSES" ARE BASED ON EXPENSES INCURRED IN THE MOST RECENT FISCAL YEAR.

(2) REFLECTS A WRITTEN AGREEMENT PURSUANT TO WHICH JPMORGAN CHASE BANK AGREES THAT IT WILL REIMBURSE THE FUND TO THE EXTENT TOTAL OPERATING EXPENSES OF SELECT CLASS SHARES (EXCLUDING INTEREST, TAXES, AND EXTRAORDINARY EXPENSES) EXCEED 1.00% OF ITS AVERAGE DAILY NET ASSETS THROUGH 04/30/04. IN ADDITION, THE FUND'S SERVICE PROVIDERS MAY VOLUNTARILY WAIVE OR REIMBURSE CERTAIN OF THEIR FEES, AS THEY MAY DETERMINE, FROM TIME TO TIME.

EXAMPLE
The example below is intended to help you compare the cost of investing in the Select Class Shares with the cost of investing in other mutual funds. The example assumes:

-  $10,000 initial investment as of 09/30/03,

-  5% return each year, and

-  net expenses through 04/30/04, and total operating expenses thereafter.

The example is for comparison only; the actual return of the Select Class Shares and your actual costs may be higher or lower.

                                                       1 YR.       3 YRS.
--------------------------------------------------------------------------------
YOUR COST ($)
(WITH OR WITHOUT REDEMPTION)                          121         433
--------------------------------------------------------------------------------

     THE FUNDS' MANAGEMENT AND ADMINISTRATION

Each of the Funds is a series of J.P. Morgan Mutual Fund Series, a Massachusetts business trust (the "Trust"). The Trust is governed by Trustees who are responsible for overseeing all business activities.

THE FUNDS' INVESTMENT ADVISER
JPMIM is the investment adviser for the Funds and makes the day-to-day investment decisions for each Fund. Pursuant to the Investment Advisory Agreement with each Fund and subject to the overall direction of the Trust's Board of Trustees, JPMIM is responsible for managing each Fund's investment program in conformity with the stated investment objective and policies of each Fund, as described in this Prospectus. JPMIM is located at 522 Fifth Avenue, New York, NY 10036. JPMIM is a wholly owned subsidiary of J.P. Morgan Fleming Asset Management Holdings, Inc., which is a wholly owned subsidiary of J.P. Morgan Chase & Co ("J.P. Morgan Chase").


During the most recent fiscal year ended 12/31/03 the adviser was paid management fees net of waivers at the rate of 0.65% of its average daily net assets.


THE PORTFOLIO MANAGER

The portfolio management team for the Funds is lead by Andrew Spencer, Managing Director and Chief Investment Officer of the U.S. retail business for JPMIM and Silvio Tarca, Vice President of JPMIM. Mr. Spencer joined the firm in 1986 and previously headed the JPMIM European Equity Group and UK Equities for Fleming Investment Management. Mr. Tarca has been with the adviser since 2000. Prior to managing the Funds, he served as a quantitative analyst in the Emerging Markets Equity Group where he was responsible for researching and developing quantitative models supporting asset allocation, stock selection and portfolio construction. Prior to joining JPMIM, Mr. Tarca served as an information technology consultant for Accenture. Robert Weller, Vice President of JPMIM, is also a member of the portfolio management team. Mr. Weller has been with the Adviser since 1997. Prior to managing the Funds, he served as a portfolio assistant in the Private Bank U.S. Equity Group.

THE FUNDS' ADMINISTRATOR AND SHAREHOLDER SERVICING AGENT

JPMorgan Chase Bank (the "Administrator") provides administrative services and oversees each Fund's other service providers. The Administrator receives a pro rata portion of the following annual fee on behalf of each Fund for administrative services: 0.15% of the first $25 billion of average daily net assets of all non-money market funds in the JPMorgan Funds Complex plus 0.075% of average daily net assets over $25 billion.


The Trust on behalf of the Fund has entered into a Shareholder Servicing Agreement with JPMorgan Chase Bank under which JPMorgan Chase Bank has agreed to provide certain support services to its customers. For performing these services, JPMorgan Chase Bank, as shareholder servicing agent, receives an annual fee of 0.25% of the average daily net assets of the Select Class Shares held by investors serviced by the shareholder servicing agent. JPMorgan Chase Bank may enter into services contracts with certain entities under which it will pay all or a portion of the 0.25% annual fee to such entities for performing shareholder and administrative services.


The adviser and the distributor may each, at its own expense, make additional payments to certain selected dealers or other shareholder servicing agents for performing administrative services for its customers.

THE FUNDS' DISTRIBUTOR
J.P. Morgan Fund Distributors, Inc. (JPMFD) is the distributor for the Funds. JPMFD is a subsidiary of The BISYS Group, Inc. and is not affiliated with JPMorgan Chase.

     HOW YOUR ACCOUNT WORKS

BUYING FUND SHARES

You do not pay any sales charge (sometimes called a load) when you buy Select Class Shares of a Fund. Certain dealers and shareholder servicing agents may receive payments from JPMorgan Chase Bank or an affiliate. These payments are made at their own expense. The price you pay for your shares is the net asset value per share of your class of the Fund (NAV). NAV is the value of everything a class of the Fund owns, minus everything the class owes, divided by the number of shares held by investors in the class. Each Fund generally values its assets at their market prices but if market prices are unavailable or do not represent a security's value at the time of pricing, then each Fund values its assets at their fair value in accordance with procedures established by and under the general supervision and responsibility of its board of trustees. When fair value is used, the prices of securities used by each Fund to calculate NAV may differ from quoted or published prices for the same securities.

Each Fund calculates its NAV once each day at the close of regular trading on the New York Stock Exchange (NYSE). You will pay the next NAV calculated after your investment representative the JPMorgan Funds Service Center accepts your order.

The Funds have the right to refuse any purchase order or to stop offering shares for sale at anytime.


You can buy shares in one of two ways:

THROUGH YOUR INVESTMENT REPRESENTATIVE OR FINANCIAL SERVICE FIRM

Tell your investment representative or financial service firm which Funds you want to buy and he or she will contact us. Your investment representative or financial service firm may charge you a fee and may offer additional services, such as special purchase and redemption programs. Some investment representatives or financial service firms charge a single fee that covers all services. Your investment representative or financial service firm must accept your order by the close of regular trading on the NYSE in order for us to process your order at that day's price. Your investment representative or financial service firm may impose different minimum investments and earlier deadlines to buy and sell shares.


THROUGH THE JPMORGAN FUNDS SERVICE CENTER
Call 1-800-348-4782
Or
Complete an application form and mail it along with a check for the amount you want to invest to:

JPMorgan Funds Service Center
P.O. Box 219392
Kansas City, MO 64121-9392


The JPMorgan Funds Service Center will accept your order when federal funds, a wire, a check or Automated Clearing House (ACH) transaction is received together with a completed application or other instructions.

The JPMorgan Funds Service Center accepts purchase orders on any business day that the NYSE is open. Normally, if the JPMorgan Funds Service Center accepts your order by the close of regular trading on the NYSE, we will process your order at that day's price. All purchases of Select Class Shares must be paid for by 4:00 p.m. Eastern time on the settlement date or the order will be cancelled. Any funds received in connection with late orders will be invested on the following business day.

GENERAL
Federal law requires a Fund to obtain, verify and record a person's name, date of birth (for a natural person), residential street address or principal place of business and Social Security Number, Employer Identification Number or other government-issued identification when opening an account. A fund may require additional information in order to open a corporate account or under certain other circumstances. This information will be used by a fund, its transfer agent, shareholder servicing agent, or its financial intermediaries to attempt to verify the person's identity. A fund may not be able to establish an account if the person does not provide the necessary information. In addition, a fund may suspend or limit account transactions while it is in the process of attempting to verify the person's identity. If a fund is unable to verify the person's identity after an account is established, a fund may be required to involuntarily redeem the person's shares and close the account.


Make your check out to JPMorgan Funds in U.S. dollars. We do not accept credit cards, cash, or checks from a third party. The redemption of shares purchased through the JPMorgan Funds Service Center by check or an ACH transaction is subject to certain limitations. See Selling Fund Shares - General.


Your purchase may be canceled if your check does not clear and you will be responsible for any expenses and losses to the Funds. Orders by wire may be canceled if the JPMorgan Funds Service Center does not receive payment by 4:00 p.m. Eastern time on the settlement date. The Funds will not issue certificates for Select Class Shares.

ADDITIONAL COMPENSATION TO SHAREHOLDER SERVICING AGENTS AND SELECTED DEALERS JPMorgan Chase Bank may enter into service agreements to pay all or a portion of the shareholder service fee it receives from the Funds to other shareholder servicing agents and certain selected dealers for providing shareholder and administrative services to their customers. In addition to this fee, any of JPMorgan Chase Bank, its affiliates and the distributor may make additional payments at their own expense to such shareholder servicing agents and selected dealers. These additional payments could be for one or more of shareholder servicing, administrative services and sales and marketing support.


MINIMUM INVESTMENT
Investors must buy a minimum $1,000,000 worth of Select Class Shares to open an account. An investor can combine purchases of Select Class Shares of the Funds and other JPMorgan Funds (except for money market funds) in order to meet the minimum. The minimum investment may be less for certain investors. There are no minimum levels for subsequent purchases.

SELLING FUND SHARES

When you sell your shares you will receive the next NAV calculated after the JPMorgan Funds Service Center or your investment representative accepts your order. In order for you to receive that day's NAV, the JPMorgan Funds Service Center must receive your request before the close of regular trading on the NYSE.

We will need the names of the registered shareholders, your account number and other information before we can sell your shares. We generally will wire the proceeds from the sale to your bank account on the day after we receive your request. You will not be permitted to enter a redemption order for shares purchased directly through the JPMorgan Funds Service Center by check or through an ACH transaction for 15 days or 7 business days, respectively, following the acceptance of a purchase order unless you provide satisfactory proof that your purchase check has cleared. Thereafter, a redemption order can be processed as otherwise described. The Funds may stop accepting orders to sell and may postpone payments for more than seven days, as federal securities laws permit.


You will need to have your signature guaranteed if you want your payment sent to an address other than the one we have in our records. We may also need additional documents or a letter from a surviving joint owner before selling the shares. Contact the JPMorgan Funds Service Center for more details.

You may sell your shares in one of two ways:


THROUGH YOUR INVESTMENT REPRESENTATIVE OR FINANCIAL SERVICE FIRMS
Tell your investment representative or financial service firm which Funds you want to sell. They will send all necessary documents to the JPMorgan Funds Service Center. Your investment representative or financial service firm might charge you a fee for this service.


THROUGH THE JPMORGAN FUNDS SERVICE CENTER
Call 1-800-348-4782. We will send you a check or send the proceeds by wire only to the bank account on our records.

REDEMPTIONS-IN-KIND
Although redemptions will generally be made in cash, each Fund reserves the right to make redemptions in securities as permitted by applicable law.

EXCHANGING FUND SHARES

You can exchange your Select Class Shares for shares of the same class in certain other JPMorgan Funds. For tax purposes, an exchange is treated as a sale of Fund shares. This will generally result in a capital gain or loss to you. Carefully read the prospectus of the Fund you want to buy before making an exchange. Call 1-800-348-4782 for details.


You should not exchange shares as a means of short-term trading as this could increase management costs and affect all shareholders. We reserve the right to limit the number of exchanges or to refuse an exchange. We may also terminate this privilege. We may charge an administration fee of $5 for each exchange if you make more than 10 exchanges in a year or three in a quarter. See the Statement of Additional Information to find out more about the exchange privilege.

EXCHANGING BY PHONE
You may also use our Telephone Exchange Privilege. You can get information by contacting the JPMorgan Funds Service Center or your investment representative.


ABUSIVE TRADING
The Intrepid Growth Fund, Intrepid Value Fund, Intrepid America Fund, and Intrepid Investor Fund are not intended to be investment vehicles for market timing or abusive trading; such trading in your account may disrupt portfolio management and increase Fund expenses for all shareholders. The Funds or their administrator will seek to prohibit any purchase order (including exchanges) with respect to one investor, a related group of investors or their agent, where there is a pattern of either purchases and sales of one of these Funds, or exchanges between or among one of these Funds, that indicates market timing or abusive trading. There are limitations on the ability of these Funds and their administrator to identify abusive trading, particularly in omnibus accounts maintained by third parties, and therefore, the effectiveness of these Funds' and their administrator's efforts may be reduced. Systematic exchanges and automatic reinvestments of any dividends and distributions on remaining Fund balances are excepted from this trading prohibition.


OTHER INFORMATION CONCERNING THE FUNDS
We may close your account if the aggregate balance in all JPMorgan Funds (except money market funds) falls below the minimum investment noted above for 30 days as a result of selling shares. We will give you 60 days' notice before closing your account.


Unless you indicate otherwise on your account application, we are authorized to act on redemption and transfer instructions received by phone. If someone trades on your account by phone, we will ask that person to confirm your account registration and address to make sure they match those you provided us. If they give us the correct information, we are generally authorized to follow that person's instructions. We will take all reasonable precautions to confirm that the instructions are genuine. Investors agree that they will not hold the Funds liable for any loss or expenses arising from any sales request, if the Funds take reasonable precautions. The applicable Fund will be liable for any losses to you from an unauthorized sale or fraud against you if we do not follow reasonable procedures. You may not always reach the JPMorgan Funds Service Center by telephone. This may be true at times of unusual market changes and shareholder activity. You can mail us your instructions or contact your investment representative or agent. We may modify or cancel the sale of shares by phone without notice.

You may write to:


JPMorgan Funds Service Center
P.O. Box 219392
Kansas City, MO 64121-9392

Each Fund may issue multiple classes of shares. This prospectus relates only to Select Class Shares of the Funds. Each class may have different requirements for who may invest. A person who gets compensated for selling Fund shares may receive a different amount for each class.

DISTRIBUTIONS AND TAXES
The Funds can earn income and they can realize capital gain. The Funds deduct any expenses and then pay out these earnings to shareholders as distributions. The Intrepid Growth, Intrepid All Cap, and Intrepid Investor Funds generally distribute any net investment income at least annually. The Intrepid Value Fund generally distributes any net investment income at least quarterly. Net capital gains, if any, are distributed annually. A Fund may decide to make more or fewer distributions in a given year.

You have three options for your distributions. You may:

-  reinvest all distributions in additional Fund shares without a sales charge;

- take distributions of net investment income in cash or as a deposit in a pre-assigned bank account and reinvest distributions of net capital gain in additional shares; or

- take all distributions in cash or as a deposit in a pre-assigned bank account.

If you do not select an option when you open your account, we will reinvest all distributions. If your distributions are reinvested, they will be in the form of shares of the same class. The taxation of dividends will not be affected by the form in which you receive them.

Dividends of net investment income paid to a noncorporate U.S. shareholder before January 1, 2009 that are designated as qualified dividend income will generally be taxable to such shareholder at a maximum rate of 15%. However, the amount of dividend income that may be so designated by a Fund will generally be limited to the aggregate of the eligible dividends received by the Fund. In addition, a Fund must meet certain holding period requirements with respect to the shares on which the Fund received the eligible dividends, and the noncorporate U.S. shareholder must meet certain holding period requirements with respect to the Fund shares. Dividends of net investment income that are not designated as qualified dividend income and dividends of net short-term capital gains will be taxable to shareholders at ordinary income rates. Dividends of interest earned on bonds issued by the U.S. government and its agencies may be exempt from some types of state and local taxes.

If you receive distributions of net capital gain, the tax rate will be based on how long a Fund held a particular asset, not on how long you have owned your shares. Capital gain of a non-corporate U.S. shareholder that is recognized before January 1, 2009 is generally taxed at a maximum rate of 15% where the property is held by a Fund for more than one year. Capital gain of a corporate shareholder is taxed at the same rate as ordinary income. If you buy shares just before a distribution, you will pay tax on the entire amount of the taxable distribution you receive, even though the NAV will be higher on that date because it includes the distribution amount.

Early in each calendar year, each Fund will send you a notice showing the amount of distributions you received in the preceding year and the tax status of those distributions.

Any investor for whom a Fund does not have a valid Taxpayer Identification Number will be subject to backup withholding.

The tax considerations described in this section do not apply to tax-deferred accounts or other non-taxable entities.

The above is a general summary of tax implications of investing in the Funds. Because each investor's tax consequences are unique, please consult your tax advisor to see how investing in a Fund will affect your own tax situation.

RISK AND REWARD ELEMENTS
This table discusses the main elements that make up each Fund's overall risk and reward characteristics. It also outlines the policies toward various investments, including those that are designed to help a Fund manage risk.

POTENTIAL RISKS                             POTENTIAL REWARDS                         POLICIES TO BALANCE RISK AND REWARD
------------------------------------------------------------------------------------------------------------------------------------
WHEN-ISSUED AND DELAYED DELIVERY
SECURITIES
-  When a Fund buys securities before       -  The Funds can take advantage of        -  The Funds segregate liquid assets to
   issue or for delayed delivery, it           attractive transaction opportunities      offset leverage risk
   could be exposed to leverage risk if
   it does not segregate liquid assets

SHORT-TERM TRADING
-  Increased trading could raise a          -  The Funds could realize gains in a     -  The Funds generally avoid short-term
   Fund's brokerage and related costs          short period of time                      trading, except to take advantage of
-  Increased short-term capital gains       -  The Funds could protect against           attractive or unexpected opportunities or
   distributions could raise                   losses if a stock is overvalued and       to meet demands generated by shareholder
   shareholders' income tax liability          its value later falls                     activity

DERIVATIVES
-  Derivatives such as futures, options,    -  Hedges that correlate well with        -  The Funds use derivatives, such as
   swaps, and forward foreign currency         underlying positions can reduce or        futures, options, swaps, and forward
   contracts(1) that are used for              eliminate losses at low cost              foreign currency contracts, for hedging
   hedging the portfolio or specific        -  The Funds could make money and            and for risk management (i.e., to
   securities may not fully offset the         protect against losses if the             establish or adjust exposure to particular
   underlying positions and this could         investment analysis proves correct        securities, markets or currencies); risk
   result in losses to a Fund that would    -  Derivatives that involve leverage         management may include management of the
   not have otherwise occurred                 could generate substantial gains at       Funds' exposure relative to its benchmark.
-  Derivatives used for risk management        low cost                                  The Funds may also use derivatives to
   or to increase a Fund's gain may not                                                  increase their gains.
   have the intended effects and may                                                  -  A Fund only establishes hedges that it
   result in losses or missed                                                            expects will be highly correlated with
   opportunities                                                                         underlying positions
-  The counterparty to a derivatives                                                  -  While the Funds may use derivatives that
   contract could default                                                                incidentally involve leverage, they do not
-  Derivatives that involve leverage                                                     use them for the specific purpose of
   could magnify losses                                                                  leveraging their portfolios
-  Certain types of derivatives involve
   costs to a Fund which can reduce
   returns
-  Derivatives may, for tax purposes,
   affect the character of gain and loss
   realized by a Fund, accelerate
   recognition of income to a Fund,
   affect the holding period of the
   Fund's assets and defer recognition
   of certain of a Fund's losses.

(1) A futures contract is an agreement to buy or sell a set quantity of an underlying instrument at a future date, or to make or receive a cash payment based on changes in the value of a securities index. An option is the right to buy or sell a set quantity of an underlying instrument at a predetermined price. A swap is a privately negotiated agreement to exchange one stream of payments for another. A forward foreign currency contract is an obligation to buy or sell a given currency on a future date and at a set price.

POTENTIAL RISKS                             POTENTIAL REWARDS                         POLICIES TO BALANCE RISK AND REWARD
------------------------------------------------------------------------------------------------------------------------------------
SECURITIES LENDING
-  When a Fund lends a security, there      -  The Funds may enhance income Through   -  The adviser maintains a list of approved
   is a risk that the loaned security          the investment of the Collateral          borrowers
   may not be returned if the borrower         received from the Borrower             -  The Funds receive collateral equal to at
   or the lending agent defaults                                                         least 100% of the current value of
-  The collateral will be subject to the                                                 securities loaned
   risks of the securities in which it                                                -  The lending agent indemnifies the Funds
   is invested                                                                           against borrower default
                                                                                      -  The adviser's collateral investment
                                                                                         guidelines limit the quality and duration
                                                                                         of collateral investment to minimize
                                                                                         losses
                                                                                      -  Upon recall, the borrower must return the
                                                                                         securities loaned within the normal
                                                                                         settlement period

MARKET CONDITIONS
-  Each Fund's share price and              -  Stocks have generally outperformed     -  Under normal circumstances each Fund plans
   performance will fluctuate in               more stable investments (such as          to remain invested in accordance with its
   response to stock market movements          bonds and cash equivalents) over the      policies. Equity investments may include
-  Adverse market conditions or other          long term                                 common stocks, convertible securities,
   unusual circumstances may from time                                                   preferred stocks, depositary receipts
   to time cause a Fund to take                                                          (such as ADRs and EDRs), trust or
   temporary defensive positions that                                                    partnership interests, REIT interests,
   are inconsistent with its principal                                                   warrants, rights and investment company
   investment strategies and may hinder                                                  securities
   the Fund from achieving its                                                        -  Each Fund seeks to limit risk and enhance
   investment objective                                                                  performance through active management
                                                                                      -  During periods of adverse market
                                                                                         conditions or other unusual circumstances,
                                                                                         each Fund has the option of investing up
                                                                                         to 100% of assets in U.S. government
                                                                                         securities

MANAGEMENT CHOICES
-  A Fund could underperform its            -  A Fund could outperform its benchmark  -  The adviser focuses its active management
   benchmark due to its securities             due to these same choices                 on securities selection, the area where it
   choices and other management                                                          believes its commitment to research can
   decisions                                                                             most enhance returns

ILLIQUID HOLDINGS
-  Each Fund could have difficulty          -  These holdings may offer more          -  No Fund may invest more than 15% of net
   valuing these holdings precisely            attractive yields or potential growth     assets in illiquid holdings
-  Each Fund could be unable to sell           than comparable widely traded          -  To maintain adequate liquidity to meet
   these holdings at the time or price         securities                                redemptions, and for temporary or
   it desires                                                                            extraordinary purposes, each Fund may hold
                                                                                         high quality short-term securities and may
                                                                                         borrow from banks up to 33 1/3% of the
                                                                                         value of its total assets

POTENTIAL RISKS                             POTENTIAL REWARDS                         POLICIES TO BALANCE RISK AND REWARD
------------------------------------------------------------------------------------------------------------------------------------
ETFs AND OTHER INVESTMENT COMPANIES
-  If a Fund invests in shares of           -  Helps to manage smaller cash flows     -  Absent an exemptive order of the
   another investment company,              -  Investing in ETFs offers instant          Securities and Exchange Commission (the
   shareholders would bear not only            exposure to an index or a broad range     "SEC"), a Fund's investments in other
   their proportionate share of the            of markets, sectors, geographic           investment companies, including ETFs, are
   Fund's expenses, but also similar           regions and industries                    subject to the percentage limitations of
   expenses of the investment company                                                    the Investment Company Act of 1940 ("1940
-  The price movement of an ETF may not                                                  Act")(1)
   track the underlying index, market,                                                -  An SEC exemptive order granted to various
   sector, regions or industries and may                                                 iShares funds (which are ETFs) and their
   result in a loss                                                                      investment adviser permits each Fund to
                                                                                         invest beyond the 1940 Act limits, subject
                                                                                         to certain terms and conditions, including
                                                                                         a finding of the Fund's Board that the
                                                                                         advisory fees charged by the Fund's
                                                                                         adviser are for services that are in
                                                                                         addition to, and not duplicative of, the
                                                                                         advisory services provided to those ETFs
                                                                                      -  An SEC exemptive order granted to the
                                                                                         Funds permits each Fund to invest its
                                                                                         uninvested cash, up to 25% of its assets,
                                                                                         in one or more affiliated money market
                                                                                         funds if the adviser waives and/or
                                                                                         reimburses its advisory fee from the Fund
                                                                                         in an amount sufficient to offset any
                                                                                         doubling up of investment advisory,
                                                                                         shareholder servicing and administrative
                                                                                         fees



(1) Under the 1940 Act, a Fund may not own more than 3% of the outstanding voting stock of another investment company. Additionally, a Fund's aggregate investments in other investment companies are restricted as follows: no more than 5% of the Fund's total assets when the Fund invests in another investment company; and no more than 10% of its total assets when the Fund invests in two or more investment companies.

     FINANCIAL HIGHLIGHTS

The financial highlights tables are intended to help you understand each Fund's financial performance for the past one year period. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in a Fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, whose reports, along with each Fund's financial statements, are included in the representative Fund's annual report, which is available upon request.

     HOW TO REACH US

MORE INFORMATION
For investors who want more information on these Funds the following documents are available free upon request:

ANNUAL AND SEMI-ANNUAL REPORTS
Our annual and semi-annual reports contain more information about each Fund's investments and performance. The annual report also includes details about the market conditions and investment strategies that had a significant effect on each Fund's performance during the last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI)
The SAI contains more detailed information about the Funds and their policies. It is incorporated by reference into this prospectus. This means, by law, it is considered to be part of this prospectus.

You can get a free copy of these documents and other information, or ask us any questions, by calling us at

JPMORGAN FUNDS
SERVICE CENTER
P.O. BOX 219392
KANSAS CITY, MO 64121-9392


PORTFOLIO HOLDINGS
A list of portfolio holdings is available fifteen days after month end upon request. Please call 1-800-348-4782 to obtain further information.


If you buy your shares through an institution, you should contact that institution directly for more information. You can also find information online at www.jpmorganfunds.com.

You can write or e-mail the SEC's Public Reference Room and ask them to mail you information about the Funds, including the SAI. They will charge you a copying fee for this service. You can also visit the Public Reference Room and copy the documents while you are there.

PUBLIC REFERENCE ROOM OF THE SEC
WASHINGTON, DC 20549-0102
1-202-942-8090
EMAIL: publicinfo@sec.gov

Reports, a copy of the SAI and other information about the Funds are also available on the SEC's website at http://www.sec.gov.

           The Funds' Investment Company Act File Nos. are as follows:

           JPMorgan Intrepid Growth Fund       811-21295
           JPMorgan Intrepid Value Fund        811-21295
           JPMorgan Intrepid America Fund      811-21295
           JPMorgan Intrepid Investor Fund     811-21295

          (C) J.P. Morgan Chase & Co. All Rights Reserved. October 2003


                                                                 PR-INTRPID-1003

                                                                    STATEMENT OF
                                                          ADDITIONAL INFORMATION



                                                                    MAY __, 2004


                         J.P. MORGAN MUTUAL FUND SERIES

                          JPMORGAN INTREPID GROWTH FUND
                          JPMORGAN INTREPID VALUE FUND

                         JPMORGAN INTREPID AMERICA FUND

                         JPMORGAN INTREPID INVESTOR FUND




     This Statement of Additional Information ("SAI") is not a Prospectus, but contains additional information which should be read in conjunction with the Prospectus (the "Prospectus") dated May ____, 2004 for the JPMorgan Intrepid Growth Fund, JPMorgan Intrepid Value Fund, JPMorgan Intrepid America Fund and the JPMorgan Intrepid Investor Fund (each a "Fund," collectively the "Funds") as supplemented from time to time. The Prospectus is available, without charge upon request by contacting J.P. Morgan Fund Distributors, Inc., the Funds' distributor ("JPMFD" or the "Distributor") at 522 Fifth Avenue, New York, NY 10036.


     For more information about your account and financial statements, simply call or write the JPMorgan Funds Service Center at:

                          JPMorgan Funds Service Center
                                 P.O. Box 219392
                           Kansas City, MO 64121-9392
                                 1-800-348-4782

                             TABLE OF CONTENTS PAGE


General                                                                        1
Investment Restrictions                                                       19
Trustees                                                                      21
Officers                                                                      26
Code of Ethics                                                                28
Proxy Voting Procedures and Guidelines                                        28
Investment Adviser                                                            32
Administrator and Sub-Administrator                                           35
Distributor                                                                   36
Shareholder Servicing Agents                                                  37
Transfer Agent                                                                38
Custodian                                                                     38
Financial Professionals                                                       39
Independent Accountants                                                       39
Expenses                                                                      39
Computation of Total Return                                                   40
Purchases, Redemptions and Exchanges                                          43
Dividends and Distributions                                                   45
Net Asset Value                                                               45
Distributions and Tax Matters                                                 47
Portfolio Transactions and Brokerage                                          52
Massachusetts Trust                                                           55
Description of Shares                                                         56
Principal Holders                                                             58
Additional Information                                                        58
Financial Statements                                                          59

                                     GENERAL

     JPMorgan Intrepid Growth Fund ("Intrepid Growth Fund"), JPMorgan Intrepid Value Fund ("Intrepid Value Fund"), JPMorgan Intrepid America Fund ("Intrepid America Fund"), and JPMorgan Intrepid Investor Fund ("Intrepid Investor Fund") (each a "Fund" and collectively, the "Funds") are each a series of J.P. Morgan Mutual Fund Series (the "Trust"), an open-end management investment company formed as a Massachusetts business trust on January 27, 2003. The Funds are diversified as such term is defined in the Investment Company Act of 1940, as amended (the "1940 Act"). On April 30, 2004, the "JPMorgan Intrepid All Cap Fund" changed its name to the "JP Morgan Intrepid America Fund". The Funds are advised by JPMorgan Investment Management, Inc. ("JPMIM" or the "Adviser").


     The Trustees of the Trust has authorized the issuance and sale of Select Class Shares for each of the Funds.

     This SAI describes the financial history, investment strategies and policies, management and operation of each of the Funds in order to enable investors to select the Fund or Funds which best suit their needs.

     This SAI provides additional information with respect to the Funds and should be read in conjunction with the Funds' current Prospectus. Capitalized terms not otherwise defined herein have the meanings accorded to them in the Prospectus. The Funds' executive offices are located at 522 Fifth Avenue, New York, NY 10036.

     Investments in the Funds are not deposits or obligations of, or guaranteed or endorsed by, JPMorgan Chase Bank, an affiliate of the Adviser or any other bank. Shares of the Funds are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other governmental agency. An investment in a Fund is subject to risk that may cause the value of the investment to fluctuate, and when the investment is redeemed, the value may be higher or lower than the amount originally invested by the investor.

                      INVESTMENT POLICIES AND RESTRICTIONS

     The Prospectus sets forth the investment objectives and policies of the Funds. The following information supplements and should be read in conjunction with the related sections of the Prospectus.

     EQUITY SECURITIES. The equity securities in which the Funds may invest may or may not pay dividends and may or may not carry voting rights. Common stock occupies the most junior position in a company's capital structure.

     Preferred stock are securities that represent an ownership interest in a corporation and that give the owner a prior claim over common stock on the corporation's earnings or assets.

     The convertible securities in which the Funds may invest include any debt securities or preferred stock, which may be converted into common stock or which carry the right to purchase common stock. Convertible securities entitle the holder to exchange the securities for a specified number of shares of common stock, usually of the same company, at specified prices within a certain period of time.

     The terms of any convertible security determine its ranking in a company's capital structure. In the case of subordinated convertible debentures, the holders' claims on assets and earnings are subordinated to the claims of other creditors and are senior to the claims of preferred and common shareholders. In the case of convertible preferred stock, the holders' claims on assets and earnings are subordinated to the claims of all creditors and are senior to the claims of common shareholders.

     U.S. GOVERNMENT SECURITIES. All the Funds may invest in U.S. government securities. U.S. government securities include (1) U.S. Treasury obligations, which generally differ only in their interest rates, maturities and times of issuance, including: U.S. Treasury bills (maturities of one year or less), U.S. Treasury notes (maturities of one to ten years) and U.S. Treasury bonds (generally maturities of greater than ten years); and (2) obligations issued or guaranteed by U.S. government agencies and instrumentalities which are supported by any of the following: (a) the full faith and credit of the U.S. Treasury, (b) the right of the issuer to borrow any amount listed to a specific line of credit from the U.S. Treasury, (c) discretionary authority of the U.S. government to purchase certain obligations of a U.S. government agency or instrumentality or
(d) the credit of the agency or instrumentality. Agencies and instrumentalities of the U.S. government include but are not limited to: Federal Land Banks, Federal Financing Banks, Banks for Cooperatives, Federal Intermediate Credit Banks, Farm Credit Banks, Federal Home Loan Banks, Federal Home Loan Mortgage Corporation, Federal National Mortgage Association, Student Loan Marketing Association, United States Postal Service, Small Business Administration, Tennessee Valley Authority and any other enterprise established or sponsored by the U.S. government. Certain U.S. Government Securities, including U.S. Treasury bills, notes and bonds, Government National Mortgage Association certificates and Federal Housing Administration debentures, are supported by the full faith and credit of the United States. Other U.S. government securities are issued or guaranteed by federal agencies or government sponsored enterprises and are not supported by the full faith and credit of the United States. These securities include obligations that are supported by the right of the issuer to borrow from the U.S. Treasury, such as obligations of the Federal Home Loan Banks, and obligations that are supported by the creditworthiness of the particular instrumentality, such as obligations of the Federal National Mortgage Association or Federal Home Loan Mortgage Corporation.

     In addition, certain U.S. government agencies and instrumentalities issue specialized types of securities, such as guaranteed notes of the Small Business Administration, Federal Aviation Administration, Department of Defense, Bureau of Indian Affairs and Private Export Funding Corporation, which often provide higher yields than are available from the more common types of government-backed instruments. However, such specialized instruments may only be available from a few sources, in limited amounts, or only in very large denominations; they may also require specialized capability in portfolio servicing and in legal matters related to government guarantees. While they may frequently offer attractive yields, the limited-activity markets of many of these securities means that, if a Fund were required to liquidate any of them, it might not be able to do so advantageously; accordingly, each Fund investing in such securities normally holds such securities to maturity or pursuant to repurchase agreements, and would treat such securities (including repurchase agreements maturing in more than seven days) as illiquid for purposes of its limitation on investment in illiquid securities.

     BANK OBLIGATIONS. Investments in bank obligations are limited to those of U.S. banks (including their foreign branches) which have total assets at the time of purchase in excess of $1 billion and the deposits of which are insured by either the Bank Insurance Fund or the Savings Association Insurance Fund of the Federal Deposit Insurance Corporation, and foreign banks (including their U.S. branches) having total assets in excess of $1 billion (or the equivalent in other currencies), and such other U.S. and foreign commercial banks which are judged by the Adviser to meet comparable credit standing criteria.

     Bank obligations include negotiable certificates of deposit, bankers' acceptances, fixed time deposits and deposit notes. A certificate of deposit is a short-term negotiable certificate issued by a commercial bank against funds deposited in the bank and is either interest-bearing or purchased on a discount basis. A bankers' acceptance is a short-term draft drawn on a commercial bank by a borrower, usually in connection with an international commercial transaction. The borrower is liable for payment as is the bank, which unconditionally guarantees to pay the draft at its face amount on the maturity date. Fixed time deposits are obligations of branches of U.S. banks or foreign banks which are payable at a stated maturity date and bear a fixed rate of interest. Although fixed time deposits do not have a market, there are no contractual restrictions on the right to transfer a beneficial interest in the deposit to a third party. Fixed time deposits subject to withdrawal penalties and with respect to which a Fund cannot realize the proceeds thereon within seven days are deemed "illiquid" for the purposes of its restriction on investments in illiquid securities. Deposit notes are notes issued by commercial banks which generally bear fixed rates of interest and typically have original maturities ranging from eighteen months to five years.

     The dependence on the banking industry may involve certain credit risks, such as defaults or downgrades, if at some future date adverse economic conditions prevail in such industry. Banks are subject to extensive governmental regulations that may limit both the amounts and types of loans and other financial commitments that may be made and the interest rates and fees that may be charged. The profitability of this industry is largely dependent upon the availability and cost of capital funds for the purpose of financing lending operations under prevailing money market conditions. Also, general economic conditions play an important part in the operations of this industry and exposure to credit losses arising from possible financial difficulties of borrowers might affect a bank's ability to meet its obligations. Bank obligations may be general obligations of the parent bank or may be limited to the issuing branch by the terms of the specific obligations or by government regulation. Investors should also be aware that securities of foreign banks and foreign branches of U.S. banks may involve foreign investment risks in addition to those relating to domestic bank obligations. These investment risks may involve, among other considerations, risks relating to future political and economic developments, more limited liquidity of foreign obligations than comparable domestic obligations, the possible imposition of withholding taxes on interest income, the possible seizure or nationalization of foreign assets and the possible establishment of exchange controls or other restrictions. There may be less publicly available information concerning foreign issuers, difficulties in obtaining or enforcing a judgment against a foreign issuer (including branches) and accounting, auditing and financial reporting standards and practices may differ from those applicable to U.S. issuers. In addition, foreign banks are not subject to regulations comparable to U.S. banking regulations.

     DEPOSITARY RECEIPTS. Foreign investments may be made directly in securities of foreign issuers or in the form of American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs") and Global Depositary Receipts ("GDRs") or other similar securities of foreign issuers. ADRs are securities, typically issued by a U.S. financial institution (a "depositary"), that evidence ownership interests in a security or a pool of securities issued by a foreign issuer and deposited with the depositary. ADRs include American Depositary Shares and New York Shares. EDRs are receipts issued by a European financial institution. GDRs, which are sometimes referred to as Continental Depositary Receipts ("CDRs"), are securities, typically issued by a non-U.S. financial institution, that evidence ownership interests in a security or a pool of securities issued by either a U.S. or foreign issuer. ADRs, EDRs, GDRs and CDRs may be available for investment through "sponsored" or "unsponsored" facilities. A sponsored facility is established jointly by the issuer of the security underlying the receipt and a depositary, whereas an unsponsored facility may be established by a depositary without participation by the issuer of the receipt's underlying security. The Funds may invest their assets in securities of multinational companies in the form of American Depositary Receipts or other similar securities representing securities of foreign issuers, such as European Depositary Receipts, Global Depositary Receipts (collectively, "Depositary Receipts"). The Funds treat Depositary Receipts as interests in the underlying securities for purposes of their investment policies.

     Holders of an unsponsored depositary receipt generally bear all costs of the unsponsored facility. The depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through to the holders of the receipts voting rights with respect to the deposited securities.

     MONEY MARKET INSTRUMENTS. Each Fund may invest in cash or high-quality, short-term money market instruments. These may include U.S. government securities, commercial paper of domestic and foreign issuers and obligations of domestic and foreign banks. Investments in foreign money market instruments may involve certain risks associated with foreign investment.

     CORPORATE REORGANIZATIONS. In general, securities that are the subject of a tender or exchange offer or proposal sell at a premium to their historic market price immediately prior to the announcement of the offer or proposal. The increased market price of these securities may also discount what the stated or appraised value of the security would be if the contemplated action were approved or consummated. These investments may be advantageous when the discount significantly overstates the risk of the contingencies involved; significantly undervalues the securities, assets or cash to be received by shareholders of the prospective portfolio company as a result of the contemplated transaction; or, fails adequately to recognize the possibility that the offer or proposal may be replaced or superseded by an offer or proposal of greater value. The evaluation of these contingencies requires unusually broad knowledge and experience on the part of the Adviser that must appraise not only the value of the issuer and its component businesses as well as the assets or securities to be received as a result of the contemplated transaction, but also the financial resources and business motivation of the offeror as well as the dynamics of the business climate when the offer or proposal is in progress. Investments in reorganization securities may tend to increase the turnover ratio of a Fund and increase its brokerage and other transaction expenses.

     WARRANTS AND RIGHTS. Warrants basically are options to purchase equity securities at a specified price for a specific period of time. Their prices do not necessarily move parallel to the prices of the underlying securities. Rights are similar to warrants but normally have a shorter duration and are distributed directly by the issuer to shareholders. Rights and warrants have no voting rights, receive no dividends and have no rights with respect to the assets of the issuer.

     COMMERCIAL PAPER. Commercial paper consists of short-term (usually from 1 to 270 days) unsecured promissory notes issued by corporations in order to finance their current operations. A variable amount master demand note (which is a type of commercial paper) represents a direct borrowing arrangement involving periodically fluctuating rates of interest under a letter agreement between a commercial paper issuer and an institutional lender pursuant to which the lender may determine to invest varying amounts.

     INVESTMENT-GRADE DEBT SECURITIES. The Funds may invest in investment-grade debt securities. Investment grade debt securities are securities rated in the categories BBB or higher by Standard & Poor's Corporation ("S&P"), or Baa or higher by Moody's Investors Service, Inc. ("Moody's") or the equivalent by another national rating organization, or, if unrated, determined by the Adviser to be of comparable quality.

     REPURCHASE AGREEMENTS. All the Funds may enter into repurchase agreements. A Fund will enter into repurchase agreements only with member banks of the Federal Reserve System and securities dealers that meet the Adviser's credit guidelines, and only if fully collateralized by securities in which such Fund is permitted to invest. Under the terms of a typical repurchase agreement, a Fund would acquire an underlying instrument for a relatively short period (usually not more than one week) subject to an obligation of the seller to repurchase the instrument and the Fund to resell the instrument at a fixed price and time, thereby determining the yield during the Fund's holding period. This procedure results in a fixed rate of return insulated from market fluctuations during such period. A repurchase agreement is subject to the risk that the seller may fail to repurchase the security. Repurchase agreements are considered under the 1940 Act to be loans collateralized by the underlying securities. All repurchase agreements entered into by a Fund will be fully collateralized at all times during the period of the agreement in that the value of the underlying security will be at least equal to 100% of the amount of the loan, including the accrued interest thereon, and the Fund or its custodian or sub-custodian will have possession of the collateral, which the Board of Trustees believes will give it a valid, perfected security interest in the collateral. In the event of insolvency by the seller under a repurchase agreement, a Fund may suffer time delays and incur costs in connection with the disposition of the collateral. The Board of Trustees believes that the collateral underlying repurchase agreements may be more susceptible to claims of the seller's creditors than would be the case with securities owned by a Fund. Repurchase agreements maturing in more than seven days are treated as illiquid for purposes of the Funds' restrictions on purchases of illiquid securities. Repurchase agreements are also subject to the risks described below with respect to stand-by commitments.

     FORWARD COMMITMENTS. All the Funds may purchase securities on a forward commitment basis. In order to invest a Fund's assets immediately, while awaiting delivery of securities purchased on a forward commitment basis, short-term obligations that offer same-day settlement and earnings will normally be purchased. When a commitment to purchase a security on a forward commitment basis is made, procedures are established consistent with the General Statement of Policy of the Securities and Exchange Commission concerning such purchases. Since that policy currently recommends that an amount of the respective Fund's assets equal to the amount of the purchase be held aside or segregated to be used to pay for the commitment, a separate account of such Fund consisting of cash or liquid securities equal to the amount of such Fund's commitments securities will be established at such Fund's custodian bank. For the purpose of determining the adequacy of the securities in the account, the deposited securities will be valued at market value. If the market value of such securities declines, additional cash, cash equivalents or highly liquid securities will be placed in the account daily so that the value of the account will equal the amount of such commitments by the respective Fund.

     Although it is not intended that such purchases would be made for speculative purposes, purchases of securities on a forward commitment basis may involve more risk than other types of purchases. Securities purchased on a forward commitment basis and the securities held in the respective Fund's portfolio are subject to changes in value based upon the public's perception of the issuer and changes, real or anticipated, in the level of interest rates. Purchasing securities on a forward commitment basis can involve the risk that the yields available in the market when the delivery takes place may actually be higher or lower than those obtained in the transaction itself. On the settlement date of the forward commitment transaction, the respective Fund will meet its obligations from then available cash flow, sale of securities held in the separate account, sale of other securities or, although it would not normally expect to do so, from sale of the forward commitment securities themselves (which may have a value greater or lesser than such Fund's payment obligations). The sale of securities to meet such obligations may result in the realization of capital gains or losses. Purchasing securities on a forward commitment basis can also involve the risk of default by the other party on its obligation, delaying or preventing the Fund from recovering the collateral or completing the transaction.

     To the extent a Fund engages in forward commitment transactions, it will do so for the purpose of acquiring securities consistent with its investment objective and policies and not for the purpose of investment leverage.

     FLOATING AND VARIABLE RATE SECURITIES; PARTICIPATION CERTIFICATES. Floating and variable rate demand instruments permit the holder to demand payment upon a specified number of days' notice of the unpaid principal balance plus accrued interest either from the issuer or by drawing on a bank letter of credit, a guarantee or insurance issued with respect to such instrument. While there is usually no established secondary market for issues of these types of securities, the dealer that sells an issue of such security frequently will also offer to repurchase the securities at any time at a repurchase price which varies and may be more or less than the amount the holder paid for them.

     The terms of these types of securities provide that interest rates are adjustable at intervals ranging from daily to up to six months and the adjustments are based upon the prime rate of a bank or other short-term rates, such as Treasury Bills or LIBOR (London Interbank Offered Rate), as provided in the respective instruments. The Funds will decide which floating or variable rate securities to purchase in accordance with procedures prescribed by Board of Trustees of the Trust in order to minimize credit risks.

     The securities in which certain Funds may be invested include participation certificates issued by a bank, insurance company or other financial institution in securities owned by such institutions or affiliated organizations ("Participation Certificates"). A Participation Certificate gives a Fund an undivided interest in the security in the proportion that the Fund's participation interest bears to the total principal amount of the security and generally provides the demand feature described below. Each Participation Certificate is backed by an irrevocable letter of credit or guaranty of a bank (which may be the bank issuing the Participation Certificate, a bank issuing a confirming letter of credit to that of the issuing bank, or a bank serving as agent of the issuing bank with respect to the possible repurchase of the Participation Certificate) or insurance policy of an insurance company that the Board of Trustees of the Trust has determined meets the prescribed quality standards for a particular Fund.

     A Fund may have the right to sell the Participation Certificate back to the institution and draw on the letter of credit or insurance on demand after the prescribed notice period, for all or any part of the full principal amount of the Fund's participation interest in the security, plus accrued interest. The institutions issuing the Participation Certificates would retain a service and letter of credit fee and a fee for providing the demand feature, in an amount equal to the excess of the interest paid on the instruments over the negotiated yield at which the Participation Certificates were purchased by a Fund. The total fees would generally range from 5% to 15% of the applicable prime rate or other short-term rate index. With respect to insurance, a Fund will attempt to have the issuer of the participation certificate bear the cost of any such insurance, although the Funds retain the option to purchase insurance if deemed appropriate. Obligations that have a demand feature permitting a Fund to tender the obligation to a foreign bank may involve certain risks associated with foreign investment. A Fund's ability to receive payment in such circumstances under the demand feature from such foreign banks may involve certain risks such as future political and economic developments, the possible establishments of laws or restrictions that might adversely affect the payment of the bank's obligations under the demand feature and the difficulty of obtaining or enforcing a judgment against the bank.

     The Adviser has been instructed by the Board of Trustees to monitor on an ongoing basis the pricing, quality and liquidity of the floating and variable rate securities held by the Funds, including Participation Certificates, on the basis of published financial information and reports of the rating agencies and other bank analytical services to which the Funds may subscribe. Although these instruments may be sold by a Fund, it is intended that they be held until maturity.


     Past periods of high inflation, together with the fiscal measures adopted to attempt to deal with it, have seen wide fluctuations in interest rates, particularly "prime rates" charged by banks. While the value of floating or variable rate securities may change with changes in interest rates generally, their floating or variable rate nature should minimize changes in the value of these instruments. Accordingly, as interest rates decrease or increase, the potential for capital appreciation and the risk of potential capital depreciation is less than would be the case with a portfolio of fixed rate securities. A Fund's portfolio may contain floating or variable rate securities on which stated minimum or maximum rates, or maximum rates set by state law, limit the degree to which interest on such floating or variable rate securities may fluctuate; to the extent it does, increases or decreases in value may be somewhat greater than would be the case without such limits. The adjustment of interest rates on the floating or variable rate securities is made in relation to movements of the applicable banks' "prime rates" or other short-term rate adjustment indices, the floating or variable rate securities are not comparable to long-term fixed rate securities. Accordingly, interest rates on the floating or variable rate securities may be higher or lower than current market rates for fixed rate obligations of comparable quality with similar maturities.


     The maturity of variable rate securities is deemed to be the longer of (i) the notice period required before a Fund is entitled to receive payment of the principal amount of the security upon demand or (ii) the period remaining until the security's next interest rate adjustment.

     BORROWINGS. Each Fund may borrow money from banks for temporary or short-term purposes. But, none of the Funds may borrow money to buy additional securities, which is known as "leveraging."

     REVERSE REPURCHASE AGREEMENTS. Each Fund may enter into reverse repurchase agreements. Reverse repurchase agreements involve the sale of securities held by a Fund with an agreement to repurchase the securities at an agreed upon price and date. Each Fund may use this practice to generate cash for shareholder redemptions without selling securities during unfavorable market conditions. Whenever a Fund enters into a reverse repurchase agreement, it will establish a segregated account in which it will maintain liquid assets on a daily basis in an amount at least equal to the repurchase price (including accrued interest). The Fund would be required to pay interest on amounts obtained through reverse repurchase agreements, which are considered borrowings under federal securities laws. The repurchase price is generally equal to the original sales price plus interest. Reverse repurchase agreements are usually for seven days or less and cannot be repaid prior to their expiration dates. Reverse repurchase agreements involve the risk that the market value of the portfolio securities transferred may decline below the price at which the Fund is obliged to purchase the securities.

     INVESTMENT COMPANY SECURITIES. Securities of other investment companies may be acquired by the Funds to the extent permitted under the 1940 Act. These limits require that, as determined immediately after a purchase is made, (i) not more than 5% of the value of a Fund's total assets will be invested in the securities of any one investment company, (ii) not more than 10% of the value of a Fund's total assets will be invested in the aggregate in securities of investment companies as a group, and (iii) not more than 3% of the outstanding voting stock of any one investment company will be owned by a Fund. As a shareholder of another investment company, a Fund would bear, along with other shareholders, its pro rata portion of the other investment company's expenses, including advisory fees. These expenses would be in addition to the advisory and other expenses that a Fund bears directly in connection with its own operations.

     The Securities and Exchange Commission ("SEC") has granted an exemptive order permitting each Fund to invest its uninvested cash in any affiliated money market funds. The order sets the following conditions: (1) a Fund may invest in one or more of the permitted money market funds up to an aggregate limit of 25% of its assets; and (2) the Adviser will waive and/or reimburse its advisory fee from the Fund in an amount sufficient to offset any doubling up of investment advisory, administrative and shareholder servicing fees.

     ZERO COUPON, PAYMENT-IN-KIND AND STRIPPED OBLIGATIONS. The principal and interest components of U.S. Treasury bonds with remaining maturities of longer than ten years are eligible to be traded independently under the Separate Trading of Registered Interest and Principal of Securities ("STRIPS") program. Under the STRIPS program, the principal and interest components are separately issued by the U.S. Treasury at the request of depository financial institutions, which then trade the component parts separately. The interest component of STRIPS may be more volatile than that of U.S. Treasury bills with comparable maturities. The risk is greater when the period to maturity is longer. Each Fund may invest in stripped obligations.

     ILLIQUID SECURITIES. For purposes of its limitation on investments in illiquid securities, each Fund may elect to treat as liquid, in accordance with procedures established by the Board of Trustees, certain investments in restricted securities for which there may be a secondary market of qualified institutional buyers as contemplated by Rule 144A under the Securities Act of 1933, as amended (the "Securities Act") and commercial obligations issued in reliance on the so-called "private placement" exemption from registration afforded by Section 4(2) of the Securities Act ("Section 4(2) paper"). Rule 144A provides an exemption from the registration requirements of the Securities Act for the resale of certain restricted securities to qualified institutional buyers. Section 4(2) paper is restricted as to disposition under the federal securities laws, and generally is sold to institutional investors such as a Fund who agree that they are purchasing the paper for investment and not with a view to public distribution. Any resale of Section 4(2) paper by the purchaser must be in an exempt transaction.

     One effect of Rule 144A and Section 4(2) is that certain restricted securities may now be liquid, though there is no assurance that a liquid market for Rule 144A securities or Section 4(2) paper will develop or be maintained. The Trustees have adopted policies and procedures for the purpose of determining whether securities that are eligible for resale under Rule 144A and Section 4(2) paper are liquid or illiquid for purposes of the limitation on investment in illiquid securities. Pursuant to those policies and procedures, the Trustees have delegated to the Adviser the determination as to whether a particular instrument is liquid or illiquid, requiring that consideration be given to, among other things, the frequency of trades and quotes for the security, the number of dealers willing to sell the security and the number of potential purchasers, dealer undertakings to make a market in the security, the nature of the security and the time needed to dispose of the security.

     STAND-BY COMMITMENTS. Each Fund may utilize stand-by commitments in securities sales transactions. In a put transaction, a Fund acquires the right to sell a security at an agreed upon price within a specified period prior to its maturity date, and a stand-by commitment entitles a Fund to same-day settlement and to receive an exercise price equal to the amortized cost of the underlying security plus accrued interest, if any, at the time of exercise. Stand-by commitments are subject to certain risks, which include the inability of the issuer of the commitment to pay for the securities at the time the commitment is exercised, the fact that the commitment is not marketable by a Fund, and that the maturity of the underlying security will generally be different from that of the commitment. A put transaction will increase the cost of the underlying security and consequently reduce the available yield.

     SECURITIES LOANS. To the extent specified in its Prospectus, each Fund is permitted to lend its securities to broker-dealers and other institutional investors in order to generate additional income. Such loans of portfolio securities may not exceed 33 (1)/3% of the value of a Fund's total assets. In connection with such loans, a Fund will receive collateral consisting of cash, cash equivalents, U.S. government securities or irrevocable letters of credit issued by financial institutions. Such collateral will be maintained at all times in an amount equal to at least 100% of the current market value plus accrued interest of the securities loaned. A Fund can increase its income through the investment of such collateral. A Fund continues to be entitled to the interest payable or any dividend-equivalent payments received on a loaned security and, in addition, to receive interest on the amount of the loan. However, the receipt of any dividend-equivalent payments by a Fund on a loaned security from the borrower will not qualify for the dividends-received deduction. Such loans will be terminable at any time upon specified notice. A Fund might experience risk of loss if the institutions with which it has engaged in portfolio loan transactions breach their agreements with such Fund. The risks in lending portfolio securities, as with other extensions of secured credit, consist of possible delays in receiving additional collateral or in the recovery of the securities or possible loss of rights in the collateral should the borrower experience financial difficulty. Loans will be made only to firms deemed by the Adviser to be of good standing and will not be made unless, in the judgment of the Adviser, the consideration to be earned from such loans justifies the risk.

     REAL ESTATE INVESTMENT TRUSTS. The Funds may invest in shares of real estate investment trusts ("REITs"), which are pooled investment vehicles which invest primarily in income-producing real estate or real estate related loans or interests. REITs are generally classified as equity REITs or mortgage REITs. Equity REITs invest the majority of their assets directly in real property and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments. The value of equity trusts will depend upon the value of the underlying properties, and the value of mortgage trusts will be sensitive to the value of the underlying loans or interests.

     WHEN-ISSUED AND DELAYED DELIVERY SECURITIES. When-issued or delayed delivery securities are subject to market fluctuations due to changes in market interest rates and it is possible that the market value at the time of settlement could be higher or lower than the purchase price if the general level of interest rates has changed. Although a Fund generally purchases securities on a when-issued or forward commitment basis with the intention of actually acquiring securities for its investment portfolio, a Fund may dispose of a when-issued security or forward commitment prior to settlement if it deems appropriate.

              ADDITIONAL POLICIES REGARDING DERIVATIVE AND RELATED
                                  TRANSACTIONS

     INTRODUCTION. As explained more fully below, the Funds may employ derivative and related instruments as tools in the management of portfolio assets. Put briefly, a "derivative" instrument may be considered a security or other instrument which derives its value from the value or performance of other instruments or assets, interest or currency exchange rates, or indices. For instance, derivatives include futures, options, forward contracts, structured notes and various over-the-counter instruments.

     Like other investment tools or techniques, the impact of using derivatives strategies or similar instruments depends to a great extent on how they are used. Derivatives are generally used by portfolio managers in three ways: first, to reduce risk by hedging (offsetting) an investment position; second, to substitute for another security particularly where it is quicker, easier and less expensive to invest in derivatives; and lastly, to speculate or enhance portfolio performance. When used prudently, derivatives can offer several benefits, including easier and more effective hedging, lower transaction costs, quicker investment and more profitable use of portfolio assets. However, derivatives also have the potential to significantly magnify risks, thereby leading to potentially greater losses for a Fund.

     Each Fund may invest its assets in derivative and related instruments subject only to the Fund's investment objective and policies and the requirement that the Fund maintain segregated accounts consisting of cash or other liquid assets (or, as permitted by applicable regulation, enter into certain offsetting positions) to cover its obligations under such instruments with respect to positions where there is no underlying portfolio asset so as to avoid leveraging the Fund.

     The value of some derivative or similar instruments in which the Funds may invest may be particularly sensitive to changes in prevailing interest rates or other economic factors, and, like other investments of the Funds, the ability of a Fund to successfully utilize these instruments may depend in part upon the ability of the Adviser to forecast interest rates and other economic factors correctly. If the Adviser inaccurately forecast such factors and have taken positions in derivative or similar instruments contrary to prevailing market trends, a Fund could be exposed to the risk of a loss. The Funds might not employ any or all of the strategies described herein, and no assurance can be given that any strategy used will succeed.

     Set forth below is an explanation of the various derivatives strategies and related instruments the Funds may employ along with risks or special attributes associated with them. This discussion is intended to supplement the Funds' current Prospectus as well as provide useful information to prospective investors.

     RISK FACTORS. As explained more fully below and in the discussions of particular strategies or instruments, there are a number of risks associated with the use of derivatives and related instruments, and no assurance can be given that any strategy will succeed.

     The value of certain derivatives or related instruments in which a Fund may invest may be particularly sensitive to changes in prevailing economic conditions and market value. The ability of the Fund to successfully utilize these instruments may depend in part upon the ability of the Adviser to forecast these factors correctly. Inaccurate forecasts could expose a Fund to a risk of loss.

     There can be no guarantee that there will be a correlation between price movements in a hedging vehicle and in the portfolio assets being hedged. An incorrect correlation could result in a loss on both the hedged assets in a Fund and the hedging vehicle so that the portfolio return might have been greater had hedging not been attempted. This risk is particularly acute in the case of "cross-hedges" between currencies. The Adviser may inaccurately forecast interest rates, market values or other economic factors in utilizing a derivatives strategy. In such a case, a Fund may have been in a better position had it not entered into such strategy. Hedging strategies, while reducing risk of loss, can also reduce the opportunity for gain. In other words, hedging usually limits both potential losses as well as potential gains.

     The Funds are not required to use any hedging strategies, and strategies not involving hedging involve leverage and may increase the risk to a Fund. Certain strategies, such as yield enhancement, can have speculative characteristics and may result in more risk to a Fund than hedging strategies using the same instruments.

     There can be no assurance that a liquid market will exist at a time when a Fund seeks to close out an option, futures contract or other derivative or related position. Many exchanges and boards of trade limit the amount of fluctuation permitted in option or futures contract prices during a single day; once the daily limit has been reached on particular contract, no trades may be made that day at a price beyond that limit. In addition, certain instruments are relatively new and without a significant trading history. As a result, there is no assurance that an active secondary market will develop or continue to exist.

     Finally, over-the-counter instruments typically do not have a liquid market. Lack of a liquid market for any reason may prevent a Fund from liquidating an unfavorable position. Activities of large traders in the futures and securities markets involving arbitrage, "program trading," and other investment strategies may cause price distortions in these markets. In certain instances, particularly those involving over-the-counter transactions and forward contracts there is a greater potential that a counterparty or broker may default or be unable to perform on its commitments. In the event of such a default, a Fund may experience a loss. In transactions involving currencies, the value of the currency underlying an instrument may fluctuate due to many factors, including economic conditions, interest rates, governmental policies and market forces.

     SPECIFIC USES AND STRATEGIES. Set forth below are explanations of various strategies involving derivatives and related instruments which may be used by a Fund.

     OPTIONS ON SECURITIES, SECURITIES INDEXES AND DEBT INSTRUMENTS. A Fund may purchase, sell or exercise call and put options on (i) securities, (ii) securities indexes, and (iii) debt instruments. Specifically, each Fund may (i) purchase, write and exercise call and put options on securities and securities indexes (including using options in combination with securities, other options or derivative instruments) and (ii) enter into swaps, futures contracts and options on futures contracts. Each Fund may also (i) employ forward currency contracts and (ii) purchase and sell structured products, which are instruments designed to restructure or reflect the characteristics of certain other investments.

     Although in most cases these options will be exchange-traded, the Funds may also purchase, sell or exercise over-the-counter options. Over-the-counter options differ from exchange-traded options in that they are two-party contracts with price and other terms negotiated between buyer and seller. As such, over-the-counter options generally have much less market liquidity and carry the risk of default or nonperformance by the other party. One purpose of purchasing put options is to protect holdings in an underlying or related security against a substantial decline in market value.

     One purpose of purchasing call options is to protect against substantial increases in prices of securities the Fund intends to purchase pending its ability to invest in such securities in an orderly manner. A Fund may also use combinations of options to minimize costs, gain exposure to markets or take advantage of price disparities or market movements. For example, a Fund may sell put or call options it has previously purchased or purchase put or call options it has previously sold. These transactions may result in a net gain or loss depending on whether the amount realized on the sale is more or less than the premium and other transaction costs paid on the put or call option which is sold. A Fund may write a call or put option in order to earn the related premium from such transactions. Prior to exercise or expiration, an option may be closed out by an offsetting purchase or sale of a similar option. The Funds will not write uncovered options.

     In addition to the general risk factors noted above, the purchase and writing of options involve certain special risks. During the option period, a Fund writing a covered call (i.e., where the underlying securities are held by the Fund) has, in return for the premium on the option, given up the opportunity to profit from a price increase in the underlying securities above the exercise price, but has retained the risk of loss should the price of the underlying securities decline. The writer of an option has no control over the time when it may be required to fulfill its obligation as a writer of the option. Once an option writer has received an exercise notice, it cannot effect a closing purchase transaction in order to terminate its obligation under the option and must deliver the underlying securities at the exercise price.

     If a put or call option purchased by a Fund is not sold when it has remaining value, and if the market price of the underlying security, in the case of a put, remains equal to or greater than the exercise price or, in the case of a call, remains less than or equal to the exercise price, such Fund will lose its entire investment in the option. Also, where a put or call option on a particular security is purchased to hedge against price movements in a related security, the price of the put or call option may move more or less than the price of the related security. There can be no assurance that a liquid market will exist when a Fund seeks to close out an option position. Furthermore, if trading restrictions or suspensions are imposed on the options markets, a Fund may be unable to close out a position.

     FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS. A Fund may purchase or sell (i) interest-rate futures contracts, (ii) futures contracts on specified instruments or indexes, and (iii) options on these futures contracts ("futures options").

     The futures contracts and futures options may be based on various instruments or indexes in which the Funds may invest such as foreign currencies, certificates of deposit, Eurodollar time deposits, securities indexes and economic indexes (such as the Consumer Price Indices compiled by the U.S. Department of Labor).

     Futures contracts and futures options may be used to hedge portfolio positions and transactions as well as to gain exposure to markets. For example, a Fund may sell a futures contract, or buy a futures option, to protect against a decline in value, or reduce the duration, of portfolio holdings. Likewise, these instruments may be used where a Fund intends to acquire an instrument or enter into a position. For example, a Fund may purchase a futures contract, or buy a futures option, to gain immediate exposure in a market or otherwise offset increases in the purchase price of securities or currencies to be acquired in the future. Futures options may also be written to earn the related premiums.

     When writing or purchasing options, the Funds may simultaneously enter into other transactions involving futures contracts or futures options in order to minimize costs, gain exposure to markets, or take advantage of price disparities or market movements. Such strategies may entail additional risks in certain instances. The Funds may engage in cross-hedging by purchasing or selling futures or options on a security or currency different from the security or currency position being hedged to take advantage of relationships between the two securities or currencies.

     Investments in futures contracts and options thereon involve risks similar to those associated with options transactions discussed above. The Funds will only enter into futures contracts or options on futures contracts which are traded on a U.S. or foreign exchange or board of trade, or similar entity, or quoted on an automated quotation system.

     FORWARD CONTRACTS. A Fund may use foreign currency and interest-rate forward contracts for various purposes as described below.

     Foreign currency exchange rates may fluctuate significantly over short periods of time. They generally are determined by the forces of supply and demand in the foreign exchange markets and the relative merits of investments in different countries, actual or perceived changes in interest rates and other complex factors, as seen from an international perspective. A Fund that may invest in securities denominated in foreign currencies may, in addition to buying and selling foreign currency futures contracts and options on foreign currencies and foreign currency futures, enter into forward foreign currency exchange contracts to reduce the risks or otherwise take a position in anticipation of changes in foreign exchange rates. A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date, which may be a fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. By entering into a forward foreign currency contract, a Fund "locks in" the exchange rate between the currency it will deliver and the currency it will receive for the duration of the contract. As a result, a Fund reduces its exposure to changes in the value of the currency it will deliver and increases its exposure to changes in the value of the currency it will exchange into. The effect on the value of a Fund is similar to selling securities denominated in one currency and purchasing securities denominated in another. Transactions that use two foreign currencies are sometimes referred to as "cross-hedges." A Fund may enter into these contracts for the purpose of hedging against foreign exchange risk arising from the Fund's investments or anticipated investments in securities denominated in foreign currencies. A Fund may also enter into these contracts for purposes of increasing exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another.

     A Fund may also use forward contracts to hedge against changes in interest rates, increase exposure to a market or otherwise take advantage of such changes. An interest-rate forward contract involves the obligation to purchase or sell a specific debt instrument at a fixed price at a future date.

     INTEREST RATE AND CURRENCY TRANSACTIONS. A Fund may employ currency and interest rate management techniques, including transactions in options (including yield curve options), futures, options on futures, forward foreign currency exchange contracts, currency options and futures and currency and interest rate swaps. The aggregate amount of a Fund's net currency exposure will not exceed the total net asset value of its portfolio. However, to the extent that a Fund is fully invested while also maintaining currency positions, it may be exposed to greater combined risk.

     The Funds will only enter into interest rate and currency swaps on a net basis, i.e., the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. Interest rate and currency swaps do not involve the delivery of securities, the underlying currency, other underlying assets or principal. Accordingly, the risk of loss with respect to interest rate and currency swaps is limited to the net amount of interest or currency payments that a Fund is contractually obligated to make. If the other party to an interest rate or currency swap defaults, a Fund's risk of loss consists of the net amount of interest or currency payments that the Fund is contractually entitled to receive. Since interest rate and currency swaps are individually negotiated, the Funds expect to achieve an acceptable degree of correlation between their portfolio investments and their interest rate or currency swap positions.

     A Fund may hold foreign currency received in connection with investments in foreign securities when it would be beneficial to convert such currency into U.S. dollars at a later date, based on anticipated changes in the relevant exchange rate.

     A Fund may purchase or sell without limitation as to a percentage of its assets forward foreign currency exchange contracts when the Adviser anticipate that the foreign currency will appreciate or depreciate in value, but securities denominated in that currency do not present attractive investment opportunities and are not held by such Fund. In addition, a Fund may enter into forward foreign currency exchange contracts in order to protect against adverse changes in future foreign currency exchange rates. A Fund may engage in cross-hedging by using forward contracts in one currency to hedge against fluctuations in the value of securities denominated in a different currency if its Adviser believe that there is a pattern of correlation between the two currencies. Forward contracts may reduce the potential gain from a positive change in the relationship between the U.S. dollar and foreign currencies. Unanticipated changes in currency prices may result in poorer overall performance for a Fund than if it had not entered into such contracts. The use of foreign currency forward contracts will not eliminate fluctuations in the underlying U.S. dollar equivalent value of the prices of or rates of return on a Fund's foreign currency denominated portfolio securities and the use of such techniques will subject the Fund to certain risks.

     The matching of the increase in value of a forward contract and the decline in the U.S. dollar equivalent value of the foreign currency denominated asset that is the subject of the hedge generally will not be precise. In addition, a Fund may not always be able to enter into foreign currency forward contracts at attractive prices, and this will limit a Fund's ability to use such contract to hedge or cross-hedge its assets. Also, with regard to a Fund's use of cross-hedges, there can be no assurance that historical correlations between the movement of certain foreign currencies relative to the U.S. dollar will continue. Thus, at any time poor correlation may exist between movements in the exchange rates of the foreign currencies underlying a cross-hedges and the movements in the exchange rates of the foreign currencies in which the Fund's assets that are the subject of such cross-hedges are denominated.

     A Fund may enter into interest rate and currency swaps to the maximum allowed limits under applicable law. A Fund will typically use interest rate swaps to shorten the effective duration of its portfolio. Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest, such as an exchange of fixed rate payments for floating rate payments. Currency swaps involve the exchange of their respective rights to make or receive payments in specified currencies.

     MORTGAGE-RELATED SECURITIES. A Fund may purchase mortgage-backed securities-i.e., securities representing an ownership interest in a pool of mortgage loans issued by lenders such as mortgage bankers, commercial banks and savings and loan associations. Mortgage loans included in the pool--but not the security itself--may be insured by the Government National Mortgage Association or the Federal Housing Administration or guaranteed by the Federal National Mortgage Association, the Federal Home Loan Mortgage Corporation or the Veterans Administration, which guarantees are supported only by the discretionary authority of the U.S. government to purchase the agency's obligations. Mortgage-backed securities provide investors with payments consisting of both interest and principal as the mortgages in the underlying mortgage pools are paid off. Although providing the potential for enhanced returns, mortgage-backed securities can also be volatile and result in unanticipated losses.

     The average life of a mortgage-backed security is likely to be substantially less than the original maturity of the mortgage pools underlying the securities. Prepayments of principal by mortgagors and mortgage foreclosures will usually result in the return of the greater part of the principal invested far in advance of the maturity of the mortgages in the pool. The actual rate of return of a mortgage-backed security may be adversely affected by the prepayment of mortgages included in the mortgage pool underlying the security. In addition, as with callable fixed-income securities generally, if the Fund purchased the securities at a premium, sustained early repayment would limit the value of the premium.

     A Fund may also invest in securities representing interests in collateralized mortgage obligations ("CMOs"), real estate mortgage investment conduits ("REMICs") and in pools of certain other asset-backed bonds and mortgage pass-through securities. Like a bond, interest and prepaid principal are paid, in most cases, monthly. CMOs may be collateralized by whole residential or commercial mortgage loans but are more typically collateralized by portfolios of mortgage pass-through securities guaranteed by the U.S. government, or U.S. government-related entities, and their income streams.

     CMOs are structured into multiple classes, each bearing a different expected average life and/or stated maturity. Actual maturity and average life will depend upon the prepayment experience of the collateral. Monthly payments of principal received from the pool of underlying mortgages, including prepayments, are allocated to different classes in accordance with the terms of the instruments, and changes in prepayment rates or assumptions may significantly affect the expected average life and value of a particular class.

     REMICs include governmental and/or private entities that issue a fixed pool of mortgages secured by an interest in real property. REMICs are similar to CMOs in that they issue multiple classes of securities. REMICs issued by private entities are not U.S. government securities and are not directly guaranteed by any government agency. They are secured by the underlying collateral of the private issuer.

     The Adviser expects that governmental, government-related or private entities may create mortgage loan pools and other mortgage-related securities offering mortgage pass-through and mortgage-collateralized investments in addition to those described above. The mortgages underlying these securities may include alternative mortgage instruments, that is, mortgage instruments whose principal or interest payments may vary or whose terms to maturity may differ from customary long-term fixed-rate mortgages. A Fund may also invest in debentures and other securities of real estate investment trusts. As new types of mortgage-related securities are developed and offered to investors, the Funds may consider making investments in such new types of mortgage-related securities.

     DOLLAR ROLLS. Under a mortgage "dollar roll," a Fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type, coupon and maturity) securities on a specified future date. During the roll period, a Fund forgoes principal and interest paid on the mortgage-backed securities. A Fund is compensated by the difference between the current sales price and the lower forward price for the future purchase (often referred to as the "drop") as well as by the interest earned on the cash proceeds of the initial sale. A Fund may only enter into covered rolls. A "covered roll" is a specific type of dollar roll for which there is an offsetting cash position which matures on or before the forward settlement date of the dollar roll transaction. At the time a Fund enters into a mortgage "dollar roll", it will establish a segregated account with its custodian bank in which it will maintain cash or liquid securities equal in value to its obligations in respect of dollar rolls, and accordingly, such dollar rolls will not be considered borrowings. Mortgage dollar rolls involve the risk that the market value of the securities the Fund is obligated to repurchase under the agreement may decline below the repurchase price. Also, these transactions involve some risk to the Fund if the other party should default on its obligation and the Fund is delayed or prevented from completing the transaction. In the event the buyer of securities under a mortgage dollar roll files for bankruptcy or becomes insolvent, the Fund's use of proceeds of the dollar roll may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund's obligation to repurchase the securities.


     ASSET-BACKED SECURITIES. A Fund may invest in asset-backed securities, which represent a participation in, or are secured by and payable from, a stream of payments generated by particular assets, most often a pool of assets similar to one another, such as motor vehicle receivables or credit card receivables. These securities also include conditional sales contracts, equipment lease certificates and equipment trust certificates. The Adviser expects that other asset-backed securities (unrelated to mortgage loans) will be offered to investors in the future. Several types of asset-backed securities already exist, including, for example, "Certificates for Automobile Receivables" or "CARS" ("CARS"). CARS represent undivided fractional interests in a trust whose assets consist of a pool of motor vehicle retail installment sales contracts and security interests in the vehicles securing the contracts. Payments of principal and interest on CARS are passed-through monthly to certificate holders, and are guaranteed up to certain amounts and for a certain time period by a letter of credit issued by a financial institution unaffiliated with the trustee or originator of the CARS trust. An investor's return on CARS may be affected by early prepayment of principal on the underlying vehicle sales contracts. If the letter of credit is exhausted, the CARS trust may be prevented from realizing the full amount due on a sales contract because of state law requirements and restrictions relating to foreclosure sales of vehicles and the obtaining of deficiency judgments following such sales or because of depreciation, damage or loss of a vehicle, the application of federal and state bankruptcy and insolvency laws, the failure of servicers to take appropriate steps to perfect the CARS trust's rights in the underlying loans and the servicer's sale of such loans to bona fide purchasers, giving rise to interests in such loans superior to those of the CARS trust, or other factors. As a result, certificate holders may experience delays in payments or losses if the letter of credit is exhausted. A Fund also may invest in other types of asset-backed securities. In the selection of other asset-backed securities, the Adviser will attempt to assess the liquidity of the security giving consideration to the nature of the security, the frequency of trading in the security, the number of dealers making a market in the security and the overall nature of the marketplace for the security.

     Collateralized securities are subject to certain additional risks, including a decline in the value of the collateral backing the security, failure of the collateral to generate the anticipated cash flow or in certain cases more rapid prepayment because of events affecting the collateral, such as accelerated prepayment of loans backing these securities or destruction of equipment subject to equipment trust certificates. In the event of any such prepayment, the Fund will be required to reinvest the proceeds of prepayments at interest rates prevailing at the time of reinvestment, which may be lower.


     STRUCTURED PRODUCTS. A Fund may invest in interests in entities organized and operated solely for the purpose of restructuring the investment characteristics of certain other investments. This type of restructuring involves the deposit with or purchase by an entity, such as a corporation or trust, of specified instruments (such as commercial bank loans) and the issuance by that entity of one or more classes of securities ("structured products") backed by, or representing interests in, the underlying instruments. The cash flow on the underlying instruments may be apportioned among the newly issued structured products to create securities with different investment characteristics such as varying maturities, payment priorities and interest rate provisions, and the extent of the payments made with respect to structured products is dependent on the extent of the cash flow on the underlying instruments. A Fund may invest in structured products which represent derived investment positions based on relationships among different markets or asset classes.

     A Fund may also invest in other types of structured products, including, among others, inverse floaters, spread trades and notes linked by a formula to the price of an underlying instrument. Inverse floaters have coupon rates that vary inversely at a multiple of a designated floating rate (which typically is determined by reference to an index rate, but may also be determined through a dutch auction or a remarketing agent or by reference to another security) (the "reference rate"). As an example, inverse floaters may constitute a class of CMOs with a coupon rate that moves inversely to a designated index, such as LIBOR (London Interbank Offered Rate) or the Cost of Funds Index. Any rise in the reference rate of an inverse floater (as a consequence of an increase in interest rates) causes a drop in the coupon rate while any drop in the reference rate of an inverse floater causes an increase in the coupon rate. A spread trade is an investment position relating to a difference in the prices or interest rates of two securities where the value of the investment position is determined by movements in the difference between the prices or interest rates, as the case may be, of the respective securities. When a Fund invests in notes linked to the price of an underlying instrument, the price of the underlying security is determined by a multiple (based on a formula) of the price of such underlying security. A structured product may be considered to be leveraged to the extent its interest rate varies by a magnitude that exceeds the magnitude of the change in the index rate of interest. Because they are linked to their underlying markets or securities, investments in structured products generally are subject to greater volatility than an investment directly in the underlying market or security. Total return on the structured product is derived by linking return to one or more characteristics of the underlying instrument. Because certain structured products of the type in which a Fund may invest may involve no credit enhancement, the credit risk of those structured products generally would be equivalent to that of the underlying instruments. A Fund may invest in a class of structured products that is either subordinated or unsubordinated to the right of payment of another class. Subordinated structured products typically have higher yields and present greater risks than unsubordinated structured products. Although a Fund's purchase of subordinated structured products would have similar economic effect to that of borrowing against the underlying securities, the purchase will not be deemed to be leverage for purposes of a Fund's fundamental investment limitation related to borrowing and leverage.

     Certain issuers of structured products may be deemed to be "investment companies" as defined in the 1940 Act. As a result, a Fund's investments in these structured products may be limited by the restrictions contained in the 1940 Act. Structured products are typically sold in private placement transactions, and there currently is no active trading market for structured products. As a result, certain structured products in which a Fund invests may be deemed illiquid and subject to its limitation on illiquid investments.

     Investments in structured products generally are subject to greater volatility than an investment directly in the underlying market or security.

     ADDITIONAL RESTRICTIONS ON THE USE OF FUTURES AND OPTION CONTRACTS. None of the Funds is a "commodity pool" (i.e., a pooled investment vehicle which trades in commodity futures contracts and options thereon and the operator of which is registered with the CFTC) and futures contracts and futures options will be purchased, sold or entered into only for bona fide hedging purposes, provided that a Fund may enter into such transactions for purposes other than bona fide hedging if, immediately thereafter, the sum of the amount of its initial margin and premiums on open contracts and options would not exceed 5% of the liquidation value of the Fund's portfolio, provided, further, that, in the case of an option that is in-the-money, the in-the-money amount may be excluded in calculating the 5% limitation.

     When a Fund purchases a futures contract, an amount of cash or cash equivalents or high quality debt securities will be deposited in a segregated account with such Fund's custodian or sub-custodian so that the amount so segregated, plus the initial deposit and variation margin held in the account of its broker, will at all times equal the value of the futures contract, thereby insuring that the use of such futures is unleveraged.

                                 RISK MANAGEMENT

     The Funds may employ non-hedging risk management techniques. Risk management strategies are used to keep the Funds fully invested and to reduce the transaction costs associated with cash flows into and out of a Fund.

     The objective where equity futures are used to "equitize" cash is to match the notional value of all futures contracts to a Fund's cash balance. The notional value of futures and of the cash is monitored daily. As the cash is invested in securities and/or paid out to participants in redemptions, the Adviser simultaneously adjusts the futures positions. Through such procedures, a Fund not only gains equity exposure from the use of futures, but also benefits from increased flexibility in responding to client cash flow needs. Additionally, because it can be less expensive to trade a list of securities as a package or program trade rather than as a group of individual orders, futures provide a means through which transaction costs can be reduced. Such non-hedging risk management techniques are not speculative, but because they involve leverage include, as do all leveraged transactions, the possibility of losses as well as gains that are greater than if these techniques involved the purchase and sale of the securities themselves rather than their synthetic derivatives.

     RISKS ASSOCIATED WITH DERIVATIVE SECURITIES AND CONTRACTS. The risks associated with the Funds' transactions in derivative securities and contracts may include some or all of the following: market risk, leverage and volatility risk, correlation risk, credit risk, and liquidity and valuation risk.

     MARKET RISK. Investments in structured securities are subject to market risk. The interest rate or, in some cases, the principal payable at the maturity of a structured security may change positively or inversely in relation to one or more interest rates, financial indices, currency rates or other financial indicators (reference prices). A structured security may be leveraged to the extent that the magnitude of any change in the interest rate or principal payable on a structured security is a multiple of the change in the reference price. Thus, structured securities may decline in value due to adverse market changes in currency exchange rates and other reference prices. Entering into a derivative contract involves a risk that the applicable market will move against the Fund's position and that the Fund will incur a loss. For derivative contracts other than purchased options, this loss may substantially exceed the amount of the initial investment made or the premium received by the Fund.

     LEVERAGE AND VOLATILITY RISK. Derivative instruments may sometimes increase or leverage the Fund's exposure to a particular market risk. Leverage enhances the price volatility of derivative instruments held by the Fund. If the Fund enters into futures contracts, writes options or engages in certain foreign currency exchange transactions, it is required to maintain a segregated account consisting of cash or liquid assets, hold offsetting portfolio securities or cover written options which may partially offset the leverage inherent in these transactions. Segregation of a large percentage of assets could impede portfolio management or an investor's ability to meet redemption requests.

     CORRELATION RISK. The Fund's success in using derivative contracts to hedge portfolio assets depends on the degree of price correlation between the derivative contract and the hedged asset. Imperfect correlation may be caused by several factors, including temporary price disparities among the trading markets for the derivative contract, the assets underlying the derivative contract and the Fund's assets.

     CREDIT RISK. Derivative securities and over-the-counter derivative contracts involve a risk that the issuer or counterparty will fail to perform its contractual obligations.

     LIQUIDITY AND VALUATION RISK. Some derivative securities are not readily marketable or may become illiquid under adverse market conditions. In addition, during periods of extreme market volatility, a commodity exchange may suspend or limit trading in an exchange-traded derivative contract, which may make the contract temporarily illiquid and difficult to price. The Fund's ability to terminate over-the-counter derivative contracts may depend on the cooperation of the counterparties to such contracts. For thinly traded derivative securities and contracts, the only source of price quotations may be the selling dealer or counterparty.

                             INVESTMENT RESTRICTIONS

     The investment restrictions below have been adopted by the Trust with respect to each Fund. Except where otherwise noted, these investment restrictions are "fundamental" policies which, under the 1940 Act, may not be changed without the vote of a majority of the outstanding voting securities of the Fund. A "majority of the outstanding voting securities" is defined in the 1940 Act as the lesser of (a) 67% or more of the voting securities present at a meeting, if the holders of more than 50% of the outstanding voting securities are present or represented by proxy, or (b) more than 50% of the outstanding voting securities. The percentage limitations contained in the restrictions below apply at the time of the purchase of securities.

Each Fund:

     (1) May not make any investment inconsistent with the Fund's classification as a diversified investment company under the Investment Company Act of 1940.

     (2) May not purchase any security which would cause the Fund to concentrate its investments in the securities of issuers primarily engaged in any particular industry except as permitted by the SEC;

     (3) May not issue senior securities, except as permitted under the Investment Company Act of 1940 or any rule, order or interpretation thereunder;

     (4) May not borrow money, except to the extent permitted by applicable law;

     (5) May not underwrite securities of other issuers, except to the extent that the Fund, in disposing of Fund securities, may be deemed an underwriter within the meaning of the Securities Act of 1933;

     (6) May not purchase or sell real estate, except that, to the extent permitted by applicable law, the Fund may (a) invest in securities or other instruments directly or indirectly secured by real estate, (b) invest in securities or other instruments issued by issuers that invest in real estate and make direct investments in mortgages;

     (7) May not purchase or sell commodities or commodity contracts unless acquired as a result of ownership of securities or other instruments issued by persons that purchase or sell commodities or commodities contracts; but this shall not prevent the Fund from purchasing, selling and entering into financial futures contracts (including futures contracts on indices of securities, interest rates and currencies), options on financial futures contracts (including futures contracts on indices of securities, interest rates and currencies), warrants, swaps, forward contracts, foreign currency spot and forward contracts or other derivative instruments that are not related to physical commodities; and

     (8) May make loans to other persons, in accordance with the Fund's investment objective and policies and to the extent permitted by applicable law.

                    NON-FUNDAMENTAL INVESTMENT RESTRICTIONS.

     The investment restrictions described below are not fundamental policies of the Funds and may be changed by their Trustees. These non-fundamental investment policies require that each of the Funds:

     (i) May not acquire any illiquid securities, such as repurchase agreements with more than seven days to maturity or fixed time deposits with a duration of over seven calendar days, if as a result thereof, more than 15% of the market value of the Fund's net assets would be in investments which are illiquid;

     (ii) May not purchase securities on margin, make short sales of securities, or maintain a short position, provided that this restriction shall not be deemed to be applicable to the purchase or sale of when-issued or delayed delivery securities, or to short sales that are covered in accordance with SEC rules; and

     (iii) May not acquire securities of other investment companies, except as permitted by the 1940 Act or any order pursuant thereto.

     There will be no violation of any investment restriction if that restriction is complied with at the time the relevant action is taken notwithstanding a later change in market value of an investment, in net or total assets, in the securities rating of the investment, or any other later change.

     For purposes of fundamental investment restrictions regarding industry concentration, JPMIM may classify issuers by industry in accordance with classifications set forth in the Directory of Companies Filing Annual Reports With The Securities and Exchange Commission or other sources. In the absence of such classification or if JPMIM determines in good faith based on its own information that the economic characteristics affecting a particular issuer make it more appropriately considered to be engaged in a different industry, JPMIM may classify an issuer accordingly. For instance, personal credit finance companies and business credit finance companies are deemed to be separate industries and wholly owned finance companies may be considered to be in the industry of their parents if their activities are primarily related to financing the activities of their parents.

                                    TRUSTEES


     The names of the Trustees of the Trust, together with information regarding their year of birth, positions with the Trust, principal occupations and other board memberships and affiliations, are shown below. The contact address for each of the Trustees is 522 Fifth Avenue, New York, NY 10036.


                              INDEPENDENT TRUSTEES


                                                                  NUMBER OF
                                                                PORTFOLIOS IN
                                            PRINCIPAL               FUND
                                           OCCUPATIONS           COMPLEX(1)
NAME, YEAR OF BIRTH, POSITIONS            DURING PAST 5          OVERSEEN BY        OTHER DIRECTORSHIPS HELD OUTSIDE
    WITH THE FUNDS (SINCE)                    YEARS                TRUSTEE                    FUND COMPLEX
------------------------------------------------------------------------------------------------------------------------
                                                  INDEPENDENT TRUSTEES

WILLIAM J. ARMSTRONG (1941);         Retired; Vice-President &       69         None
Trustee (2003).                      Treasurer of
                                     Ingersoll-Rand Company
                                     (manufacturer of
                                     industrial equipment)
                                     (1972-2000)

ROLAND R. EPPLEY, JR. (1932);        Retired                         69         Director, Janel Hydro Inc. (Automotive)
Trustee (2003).                                                                 (1993-present)

                                                                  NUMBER OF
                                                                PORTFOLIOS IN
                                            PRINCIPAL               FUND
                                           OCCUPATIONS           COMPLEX(1)
NAME, YEAR OF BIRTH, POSITIONS            DURING PAST 5          OVERSEEN BY        OTHER DIRECTORSHIPS HELD OUTSIDE
    WITH THE FUNDS (SINCE)                    YEARS                TRUSTEE                    FUND COMPLEX
------------------------------------------------------------------------------------------------------------------------
DR. MATTHEW GOLDSTEIN                Chancellor of the City          69         Director of National Financial Partners
(1941) Trustee (2003).               University of New York                     (financial services distributor)
                                     (1999-Present);                            (2003-Present); President, Adelphi
                                     President, Adelphi                         (1998-present); Trustee of
                                     University (New York)                      Bronx-Lebanon Hospital Center
                                     (1998-1999)                                (1992-present); Director of New Plan
                                                                                Excel Realty Trust, Inc. (real estate
                                                                                investment trust) (2000-present);
                                                                                Director of Lincoln Center Institute
                                                                                for the Arts in Education (1999-present)

ANN MAYNARD GRAY (1945);             Vice-President of Capital       69         Director of Duke Energy Corporation
Trustee (2003).                      Cities/ ABC, Inc.                          (1997-present); Director of Elan
                                     (communications)                           Corporation, plc (pharmaceuticals)
                                     (1986-1998)                                (2001-present); Director of The Phoenix
                                                                                Companies (wealth management services)
                                                                                (2002-present)

MATTHEW HEALEY (1937);               Retired; Chief Executive        69         None
Trustee (2001).                      Officer of certain J.P.
                                     Morgan Fund trusts
                                     (1982-2001)

ROBERT J. HIGGINS (1945);            Retired: Director of            69         Director of Providian Financial Corp.
Trustee (2003).                      Administration of the                      (banking) (2002-present)
                                     State of Rhode Island
                                     (2003-Present); President
                                     - Consumer Banking and
                                     Investment Services Fleet
                                     Boston Financial
                                     (1971-2002)

WILLIAM G. MORTON, JR.               Chairman Emeritus               69         Director of Radio Shack Corporation
(1937); Trustee (2003).              (2001-2002), and                           (electronics) (1987-Present); Director
                                     Chairman and Chief                         of the Griswold Company (securities
                                     Executive Officer,                         brokerage) (2002-Present); Director of
                                     Boston Stock                               The National Football Foundation and
                                     Exchange (1985-2001)                       College Hall of Fame (1994-Present);
                                                                                Trustee of the Berklee College of Music
                                                                                (1998-Present); Trustee of the Stratton
                                                                                Mountain School (2001-Present)

                                                                  NUMBER OF
                                                                PORTFOLIOS IN
                                            PRINCIPAL               FUND
                                           OCCUPATIONS           COMPLEX(1)
NAME, YEAR OF BIRTH, POSITIONS            DURING PAST 5          OVERSEEN BY        OTHER DIRECTORSHIPS HELD OUTSIDE
    WITH THE FUNDS (SINCE)                    YEARS                TRUSTEE                    FUND COMPLEX
------------------------------------------------------------------------------------------------------------------------
FERGUS REID, III (1932); Trustee     Chairman of Lumelite            69         Trustee of 16 Morgan Stanley Funds
and Chairman of the Board of         Corporation (plastics                      (1995-Present)
Trustees (2003).                     manufacturing)
                                     (2003-Present); Chairman
                                     and CEO of Lumelite
                                     Corporation (1985-2002)

JAMES J. SCHONBACHLER (1943);        Retired; Managing               69         None
Trustee (2003).                      Director of Bankers Trust
                                     Company (financial
                                     services) (1968-1998)

                                                   INTERESTED TRUSTEE

LEONARD M. SPALDING, JR.* (1935);    Retired; Chief Executive        69         None
Trustee (2003).                      Officer of Chase Mutual
                                     Funds (investment
                                     company) (1989-1998);
                                     President and Chief
                                     Executive Officer of
                                     Vista Capital Management
                                     (investment
                                     management)(1990-1998);
                                     Chief Investment
                                     Executive of Chase
                                     Manhattan Private Bank
                                     (investment management)
                                     (1990-1998)



(1) A Fund Complex means two or more investment companies that hold themselves out to investors as related companies for purposes of investment and investment services or have a common investment adviser or have an investment adviser that is an affiliated person of the investment adviser of any of the other registered investment companies. The JPMorgan Fund Complex for which the Board of Trustees serves includes 13 investment companies.
* Mr. Spalding is deemed to be an "interested person" due to his ownership of J.P. Morgan Chase & Co. stock.

     Each Trustee is elected to serve for an indefinite term, subject to the Funds' current retirement policy, which is age 73 for all Trustees, except Messrs. Reid and Eppley, for whom it is age 75. The Trustees decide upon general policies and are responsible for overseeing the Trust's business affairs. The Board of Trustees presently has Audit, Valuation, Investment, and Governance Committees. The members of the Audit Committee are Messrs. Armstrong (Chairman), Eppley and Schonbachler. The function of the Audit Committee is to recommend independent auditors and monitor accounting and financial matters. The Audit Committee met ____ times during the fiscal year ended December 31, 2003. The members of the Valuation Committee are Mr. Healey (Chairman) and Ms. Grey. The function of the Valuation Committee is to oversee the fair value of the Funds' portfolio securities as necessary. The Valuation Committee met ____ times during the fiscal year ended December 31, 2003. The members of the Investment Committee are Messrs. Spalding (Chairman) and Goldstein. The function of the Investment Committee is to oversee the Adviser's investment program. The Investment Committee met ____ times during the fiscal year ended December 31, 2003. The members of the Governance Committee are Messrs. Reid (Chairman), Higgens and Morton. The function of the Governance Committee is to nominate trustees for the Board to consider and to address Trustee compensation issues. The Governance Committee will consider nominees recommended by Shareholders, but has no procedures in place currently for doing so. The Governance Committee met ____ times during the fiscal year ended December 31, 2003.

     The following table shows the dollar range of each Trustee's beneficial ownership as of December 31, 2003 in the Funds and each Trustee's aggregate ownership in any funds that the Trustee oversees in the Family of Investment Companies (1):



                                                     AGGREGATE OWNERSHIP OF ALL
                                                  REGISTERED INVESTMENT COMPANIES
                                                  OVERSEEN BY TRUSTEE IN FAMILY OF
NAME OF TRUSTEE          OWNERSHIP OF THE FUNDS         INVESTMENT COMPANIES
----------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
William J. Armstrong              None                    Over $100,000
Roland R. Eppley, Jr.             None                    Over $100,000
Dr. Matthew Goldstein             None                         None
Ann Maynard Gray                  None                  $10,001 - $50,000
Matthew Healey                    None                    Over $100,000
William G. Morton, Jr.            None                         None
Fergus Reid III                   None                    Over $100,000
James J. Schonbachler             None                  $50,001 - $100,000
Robert J. Higgins                 None                         None
INTERESTED TRUSTEE
Leonard M. Spalding               None                    Over $100,000



(1) A Family of Investment Companies means any two or more registered investment companies that share the same investment adviser or principal underwriter and hold themselves out to investors as related companies for purposes of investment and investor services. The Family of Investment Companies for which the Trustees serve includes 13 investment companies as of February 28, 2003.

        As of December 31, 2003, none of the independent Trustees or their immediate family members owned securities of the Adviser or the Distributor or a person (other than a registered investment company) directly or indirectly controlling, controlled by or under common control with the Adviser or the Distributor.

     Each Trustee is currently paid an annual fee of $120,000 for serving as Trustee of the Funds and the JPMorgan Fund Complex. Each is reimbursed for expenses incurred in connection with service as a Trustee. For his services as Chairman of the Board of Trustees of the JPMorgan Fund Complex, Mr. Reid is paid an additional $130,000. For his services as President of the Board of Trustees of the JPMorgan Fund Complex, Mr. Healey is paid an additional $40,000. As of July 16, 2003 Messrs. Armstrong, and Spalding are paid an additional $40,000 for their services as committee Chairmen.The Trustees may hold various other directorships unrelated to the JPMorgan Fund Complex.

     Trustee aggregate compensation paid by each of the Funds and the JPMorgan Fund Complex for the calendar year ended December 31, 2003 are set forth below.



NAME OF TRUSTEE                           COMPENSATION PAID BY THE TRUST
------------------------------------------------------------------------
INDEPENDENT TRUSTEES
William J. Armstrong                                     $
Roland R. Eppley, Jr.                                    $
Dr. Matthew Goldstein                                    $
Ann Maynard Gray                                         $
Matthew Healey                                           $
William G. Morton, Jr.                                   $
Fergus Reid III                                          $
James J. Schonbachler                                    $
Robert J. Higgins                                        $
INTERESTED TRUSTEE
Leonard M. Spalding                                      $

                                                AGGREGATE COMPENSATION PAID FROM
NAME OF TRUSTEE                                           FUND COMPLEX
--------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
William J. Armstrong, Trustee                               $  140,000
Roland R. Eppley, Jr., Trustee                              $  120,000
Dr. Matthew Goldstein                                       $   90,000
Ann Maynard Gray, Trustee                                   $  120,000
Matthew Healey, Trustee and President of the                $  160,000
Board of Trustees(1)
William G. Morton, Jr.                                      $   90,000
Fergus Reid III, Trustee and Chairman of the                $  250,000
Board of Trustees
James J. Schonbachler                                       $  120,000
Robert J. Higgins                                           $  120,000
INTERESTED TRUSTEE
Leonard M. Spalding                                         $  126,667



* Mr. Spalding is deemed to be an interested person due to his ownership of J.P. Morgan Chase & Co. stock.

     The Board of Trustees instituted a Deferred Compensation Plan for Eligible Trustees (the "Deferred Compensation Plan") pursuant to which each Trustee (who is not an employee of the former Chase Vista Funds' adviser, administrator or distributor or any of their affiliates) may enter into agreements with such Funds whereby payment of the Board of Trustees' fees are deferred until the payment date elected by the Trustee (or the Trustee's termination of service). The deferred amounts are deemed invested in shares of funds as elected by the Trustee at the time of deferral. If a deferring Trustee dies prior to the distribution of amounts held in the deferral account, the balance of the deferral account will be distributed to the Trustee's designated beneficiary in a single lump sum payment as soon as practicable after such deferring Trustee's death. Messrs. Armstrong, Eppley, Reid and Spalding are the only Trustees who have elected to defer compensation under such plan.

     The Declaration of Trust provides that the Trust will indemnify its Board of Trustees and officers against liabilities and expenses incurred in connection with litigation in which they may be involved because of their offices with the Trusts, unless, as to liability to the Trust or its shareholders, it is finally adjudicated that they engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in their offices or with respect to any matter unless it is finally adjudicated that they did not act in good faith in the reasonable belief their actions were in the best interest of the Trusts. In the case of settlement, such indemnification will not be provided unless it has been determined by a court or other body approving the settlement or disposition, or by a reasonable determination based upon a review of readily available facts, by vote of a majority of disinterested Trustees or in a written opinion of independent counsel, that such officers or Trustees have not engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of their duties.


                                    OFFICERS

     The Funds' executive officers (listed below), other than the officers who are employees of the Adviser or one of its affiliates, are provided and compensated by J.P. Morgan Fund Distributors, Inc. a subsidiary of The BISYS Group, Inc. The officers conduct and supervise the business operations of the Funds. The Funds have no employees. Each officer holds his/her office until a successor is duly elected and qualified.


     The names of the officers of the Funds, together with their year of birth
(YOB), information regarding their positions held with the Funds, principal occupations and other memberships and affiliations are shown below. The contact address for each of the officers unless otherwise noted is 522 Fifth Avenue, New York, NY 10036.



NAME (YOB), POSITIONS HELD WITH
THE FUNDS (SINCE)                        PRINCIPAL OCCUPATIONS DURING PAST 5 YEARS
-----------------------------------------------------------------------------------------------------------
George Gatch (12/21/1962),               Managing Director, J.P. Morgan Investment Management Inc. and J.P.
President (2003)                         Morgan Fleming Asset Management (USA) Inc.; Head of J.P. Morgan
                                         Fleming's U.S. Mutual Funds and Financial Intermediaries Business;
                                         he has held numerous positions throughout the firm in Business management, marketing and sales.

Patricia A. Maleski                      Vice President, JPMIM, Head of FFI and U.S. Institutional Funds
(1967);                                  Administration and Board Liaison. Prior to joining JPMorgan Chase
Treasurer (2003)                         in 2001, she was the Vice President of Finance for the Pierpont
                                         Group, Inc., a service provider to the board of trustees of the heritage JPMorgan Funds.

Sharon Weinberg (06/15/1959),            Managing Direstor, J.P. Morgan Investment Management Inc.; since
Secretary (2003)                         joining J.P. Morgan Chase in 1996, she has held numerous Positions throughout the asset management business in mutual funds
                                         marketing, legal and Product development.

NAME (YOB), POSITIONS HELD WITH
THE FUNDS (SINCE)                        PRINCIPAL OCCUPATIONS DURING PAST 5 YEARS
-----------------------------------------------------------------------------------------------------------
Stephen Ungerman (06/02/1953),           Vice President, J.P. Morgan Investment Management Inc. and J.P.
Vice President and Assistant             Morgan Fleming Asset Management (USA) Inc.; Head of the Fund
Treasurer (2003)                         Service Group within Fund Administration; prior to J.P. Morgan
                                         Chase in 2000, he held a number of senior management positions in
                                         Prudential Insurance Co. of America's asset management business, including Associate General Counsel, Tax Director, and Co-head of
                                         Fund Administration Department; Mr. Ungerman was also the
                                         Assistant Treasurer of all mutual funds managed by Prudential.

Michael Ciotola                          Director of Financial Services of BISYS Fund Services, Inc. since
(1968)                                   January 2003; Mr. Ciotola has held various positions within BISYS
Vice President and Assistant             since 1998.
Treasurer since 2003

Judy R. Bartlett (05/29/1965),           Vice President and Assistant General Counsel, J.P. Morgan
Vice President and Assistant             Investment Management Inc. and J.P. Morgan Fleming Asset
Secretary (2003)                         Management (USA) Inc., since September 2000; from August 1998 through August 2000, Ms. Bartlett was an attorney at New York Life
                                         Insurance Company where she served as Assistant Secretary for the
                                         Mainstay Funds; from October 1995 through July 1998, Ms. Bartlett was an associate at the law firm of Willkie Farr & Gallagher.

Joseph J. Bertini (11/04/1965),          Vice President and Assistant General Counsel, J.P. Morgan
Vice President and Assistant             Investment Management Inc. and J.P. Morgan Fleming Asset
Secretary (2003)                         Management (USA) Inc.; prior to October of 1997, he was an attorney in the Mutual Fund Group at SunAmerica Asset Management
                                         Inc.

Wayne H. Chan                            Vice President and Assistant General Counsel, JPMIM, since
(1965)                                   September 2002; prior to joining J.P. Morgan Chase, Mr. Chan was
Vice President and Assistant             an associate at the law firm of Shearman & Sterling from May 2001
Secretary since 2003                     through September 2002; Swidler Berlin Shereff Friedman LLP from
                                         June 1999 through May 2001 and Whitman Breed Abbott & Morgan LLP from September 1997 through May 1999.

Thomas J. Smith (06/24/1955);            Managing Director, Head of Compliance for J.P. Morgan Chase &
Vice-President and Assistant             Co.'s asset management business in the Americas. An employee since
Secretary (2003)                         1996, he previously worked in the Investment Management - Risk
                                         Management/Compliance group for the Chase Manhattan Corporation.

Paul M. DeRusso (12/03/1954),            Vice President, J.P. Morgan Investment Management Inc. and
Assistant Treasurer (2003)               J.P. Morgan Fleming Asset Management (USA) Inc.; Manager of the
                                         Budgeting and Expense Group of Funds Administration Group.

NAME (YOB), POSITIONS HELD WITH
THE FUNDS (SINCE)                        PRINCIPAL OCCUPATIONS DURING PAST 5 YEARS
-----------------------------------------------------------------------------------------------------------
Lai Ming Fung (09/08/1974),              Associate, J.P. Morgan Investment Management Inc. and J.P. Morgan
Assistant Treasurer (2003)               Fleming Asset Management (USA) Inc.; Budgeting Analyst for the
                                         Budgeting and Expense Group of Funds Administration Group.

Mary Squires (01/08/1955),               Vice President, J.P. Morgan Investment Management Inc. and
Assistant Treasurer (2003)               J.P. Morgan Fleming Asset Management (USA) Inc.; Ms. Squires has
                                         held numerous financial and operations Positions supporting the
                                         J.P. Morgan Chase organization complex.

Arthur A. Jensen (09/28/1966),           Vice President of Financial Services of BISYS Investment Services,
Assistant Treasurer (2003)*              Inc., since June 2001; formerly Section Manager at Northern Trust
                                         Company.

Martin R. Dean (11/27/1963),             Vice President of Administration Services of BISYS Investment
Assistant Treasurer (2003)*              Services, Inc.


Alaina Metz (04/07/1967),                Chief Administrative Officer of BISYS Fund Services, Inc.;
Assistant Secretary (2003)*              formerly, Supervisor of the Blue Sky Department of  Alliance
                                         Capital Management L.P.

Lisa Hurley (05/29/1955),                Executive Vice President and General Counsel of BISYS Fund
Assistant Secretary (2003)**             Services, Inc.; formerly Counsel to Moore Capital Management and
                                         General Counsel to Global Asset Management and Northstar
                                         Investments Management.

Ryan M. Lovar (1972)                     Counsel of Legal Services, BISYS Fund Services, Inc. since 2000;
Assistant Secretary (2003)***            formerly Attorney at Hill, Farrer & Burrill LLP from 1999 to 2000 and Knapp Petersen & Clarke, PC from 1997 to 1999.



* The contact address for the officer is 3435 Stelzer Road, Columbus, OH 43219. ** The contact address for the officer is 90 Park Avenue, New York, NY 10016. *** The contact address for the officer is 60 State Street, Boston, MA 02109.

As of February 28, 2003, the Officers and Trustees as a group owned less than 1% of the shares of each Fund.


                                 CODES OF ETHICS

     The Trust, the Adviser and the Distributor have adopted codes of ethics pursuant to Rule 17j-1 under the 1940 Act. Each of these codes permits personnel subject to such code to invest in securities, including securities that may be purchased or held by the Funds. Such purchases, however, are subject to procedures reasonably necessary to prevent access persons from engaging in any unlawful conduct set forth in Rule 17j-1.


                     PROXY VOTING PROCEEDURES AND GUIDELINES

     The Board of Trustees of the Funds has delegated to the Funds' investment adviser, JPMIM, proxy voting authority with respect to the Funds' portfolio securities. To ensure that the proxies of portfolio companies are voted in the best interests of the Funds, the Funds' Board has adopted JPMIM's detailed proxy voting procedures (the "Procedures") that incorporate guidelines (the "Guidelines") for voting proxies on specific types of issues.

     JPMIM and its affiliated advisers are part of a global asset management organization with the capability to invest in securities of issuers located around the globe. Because the regulatory framework and the business cultures and practices vary from region-to-region the Guidelines are customized for each region to take into account such variations. Separate Guidelines cover the regions of (1) North America, (2) Europe, (3) Asia (ex-Japan) and (4) Japan, respectively. Notwithstanding the variations among the Guidelines, all of the Guidelines have been designed with the uniform objective of encouraging corporate action that enhances shareholder value. As a general rule, in voting proxies of a particular security, JPMIM and its affiliated advisers will apply the Guidelines of the region in which the issuer of such security is organized. Except as noted below, proxy voting decisions will be made in accordance with the Guidelines covering a multitude of both routine and non-routine matters that JPMIM and its affiliated advisers have encountered globally, based on many years of collective investment management experience.

     To oversee and monitor the proxy voting process, JPMIM has established a proxy committee and appointed a proxy administrator in each global location where proxies are voted. The primary function of each proxy committee is to review periodically general proxy voting matters, review and approve the Guidelines annually, and provide advice and recommendations on general proxy voting matters as well as on specific voting issues implemented by JPMIM. The procedures permit an independent voting service, currently Institutional Shareholder Services, Inc. ("ISS") in the United States, to perform certain services otherwise carried out or coordinated by the proxy administrator.

     Although for many matters the Guidelines specify the votes to be cast, for many others, the Guidelines contemplate case-by-case determinations. In addition, there will undoubtedly be proxy matters that are not contemplated by the Guidelines. For both of these categories of matters and to override the Guidelines, the Procedures require a certification and review process to be completed before the vote is cast. That process is designed to identify actual or potential material conflicts of interest (between the Fund on the one hand, and JPMIM, the Fund's principal underwriter or an affiliate of any of the foregoing, on the other hand) and ensure that the proxy vote is cast in the best interests of the Fund. When a potential material conflict of interest has been identified, the proxy administrator and a subgroup of proxy committee members (composed of a member from the Investment Department and one or more members from the Legal, Compliance or Risk Management Departments) will evaluate the potential conflict of interest and determine whether such conflict actually exists, and if so, will recommend how JPMIM will vote the proxy. In addressing any material conflict, JPMIM may take one or more of the following measures (or other appropriate action): removing or "walling off" from the proxy voting process certain JPMIM personnel with knowledge of the conflict, voting in accordance with any applicable Guideline if the application of the Guideline would objectively result in the casting of a proxy vote in a predetermined manner, or deferring the vote to ISS, which will vote in accordance with its own recommendation.

     The following summarizes some of the more noteworthy types of proxy voting policies of the U.S. Guidelines:

     - JPMIM considers votes on director nominees on a case-by-case basis. Votes generally will be withheld from directors who: (a) attend less than 75% of board and committee meetings without a valid excuse; (b) implement or renew a dead-hand poison pill; (c) are affiliated directors who serve on audit, compensation or nominating committees or are affiliated directors and the full board serves on such committees or the company does not have such committees; or (d) ignore a shareholder proposal that is approved for two consecutive years by a majority of either the shares outstanding or the votes cast.

     - JPMIM votes proposals to classify Boards on a case-by-case basis, but will vote in favor of such proposal if the issuer's governing documents contain each of eight enumerated safeguards (for example, a majority of the board is composed of independent directors and the nominating committee is composed solely of such directors).

     - JPMIM also considers management poison pill proposals on a case-by-case basis, looking for shareholder-friendly provisions before voting in favor.

     - JPMIM votes against proposals for a super-majority vote to approve a merger.

     - JPMIM considers proposals to increase common and/or preferred shares and to issue shares as part of a debt restructuring plan on a case-by-case basis, taking into account the extent of dilution and whether the transaction will result in a change in control.

     - JPMIM votes proposals on a stock option plan on a case-by-case basis, based primarily on a detailed, quantitative analysis that takes into account factors such as estimated dilution to shareholders' equity and dilution to voting power. JPMIM generally considers other management compensation proposals on a case-by-case basis.

     - JPMIM also considers on a case-by-case basis proposals to change an issuer's state of incorporation, mergers and acquisitions and other corporate restructuring proposals and certain social and environmental issue proposals.

     The following summarizes some of the more noteworthy types of proxy voting policies of the non-U.S. Guidelines:

     - Corporate governance procedures differ among the countries. Because of time constraints and local customs, it is not always possible for JPMIM to receive and review all proxy materials in connection with each item submitted for a vote. Many proxy statements are in foreign languages. Proxy materials are generally mailed by the issuer to the sub-custodian which holds the securities for the client in the country where the portfolio company is organized, and there may not be sufficient time for such materials to be transmitted to JPMIM in time for a vote to be cast. In some countries, proxy statements are not mailed at all, and in some locations, the deadline for voting is two to four days after the initial announcement that a vote is to be solicited. JPMIM also considers the cost of voting in light of the expected benefit of the vote.

     - Where proxy issues concern corporate governance, takeover defense measures, compensation plans, capital structure changes and so forth, JPMIM pays particular attention to management's arguments for promoting the prospective change. JPMIM's sole criterion in determining its voting stance is whether such changes will be to the economic benefit of the beneficial owners of the shares.

     - JPMIM is in favor of a unitary board structure of the type found in the United Kingdom as opposed to tiered board structures. Thus, JPMIM will generally vote to encourage the gradual phasing out of tiered board structures, in favor of unitary boards. However, since tiered boards are still very prevalent in markets outside of the United Kingdom, local market practice will always be taken into account.

     - JPMIM will use its voting powers to encourage appropriate levels of board independence, taking into account local market practice.

     - JPMIM will usually vote against discharging the board from responsibility in cases of pending litigation, or if there is evidence of wrongdoing for which the board must be held accountable.

     - JPMIM will vote in favor of increases in capital which enhance a company's long-term prospects. JPMIM will also vote in favor of the partial suspension of preemptive rights if they are for purely technical reasons (e.g., rights offers which may not be legally offered to shareholders in certain jurisdictions). However, JPMIM will vote against increases in capital which would allow the company to adopt "poison pill" takeover defense tactics, or where the increase in authorized capital would dilute shareholder value in the long term.

     - JPMIM will vote in favor of proposals which will enhance a company's long-term prospects. JPMIM will vote against an increase in bank borrowing powers which would result in the company reaching an unacceptable level of financial leverage, where such borrowing is expressly intended as part of a takeover defense, or where there is a material reduction in shareholder value.

     - JPMIM reviews shareholder rights plans and poison pill proposals on a case-by-case basis; however JPMIM will generally vote against such proposals and vote for revoking existing plans.

     - Where social or environmental issues are the subject of a proxy vote, JPMIM will consider the issue on a case-by-case basis, keeping in mind at all times the best economic interests of our clients.

     - With respect to Asia, for routine proxies (e.g., in respect of voting at the Annual General Meeting of Shareholders) JPMIM's position is to neither vote in favor or against. For Extraordinary General Meetings of Shareholders, however, where specific issues are put to a shareholder vote, these issues are analyzed by the respective country specialist concerned. A decision is then made based on his or her judgment.

     In accordance with regulations of the Securities and Exchange Commission, the Funds' proxy voting records for the twelve-month period ended June 30, 2004 will be filed with the Securities and Exchange Commission no later than August 31, 2004.


                               INVESTMENT ADVISER

     The Trust has retained JPMIM as investment adviser to provide investment advice and portfolio management services to the Funds, pursuant to an advisory agreement (the "Advisory Agreement"). Subject to the supervision of the Trustees, the Adviser makes the Funds' day-to-day investment decisions, arranges for the execution of portfolio transactions and generally manages the investment of the assets of each Fund and obtains and evaluates economic, statistical and financial information to formulate and implement investment policies for each Fund. Any investment program undertaken by the Adviser will at all times be subject to the policies and control of the Trustees. The Adviser also provides certain administrative services to each Fund.

     The Advisory Agreement provides that the Adviser shall not be protected against any liability to the Trust or Funds' shareholders by reason of willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard of its obligations or duties thereunder.

     JPMIM, a wholly owned subsidiary of J.P. Morgan Chase & Co. Incorporated ("J.P. Morgan Chase"), is a registered investment adviser under the Investment Advisers Act of 1940, as amended, and manages employee benefit funds of corporations, labor unions and state and local governments and the accounts of other institutional investors, including investment companies. Certain of the assets of employee benefit accounts under its management are invested in commingled pension trust funds for which JPMorgan Chase Bank serves as trustee.

     J.P. Morgan Chase, through the Adviser and other subsidiaries, acts as investment adviser to individuals, governments, corporations, employee benefit plans, mutual funds and other institutional investors.

     J.P. Morgan Chase, a bank holding company organized under the laws of the State of Delaware was formed from the merger of J.P. Morgan & Co. Incorporated with and into the Chase Manhattan Corporation. J.P. Morgan Chase has a long history of offering a wide range of banking and investment services to customers throughout the United States and the world. The firm, through its predecessor firms, has been in business for over a century.

     The investment advisory services the Adviser provides to the Fund are not exclusive under the terms of the Advisory Agreement. The Adviser is free to and does render similar investment advisory services to others. The Adviser serves as investment adviser to personal investors and other investment companies and acts as fiduciary for trusts, estates and employee benefit plans. Certain of the assets of trusts and estates under management are invested in common trust funds for which the Adviser serves as trustee. The accounts which are managed or advised by the Adviser have varying investment objectives and the Adviser invests assets of such accounts in investments substantially similar to, or the same as, those which are expected to constitute the principal investments of the Fund. Such accounts are supervised by employees of the Adviser who may also be acting in similar capacities for the Fund. See "Portfolio Transactions and Brokerage."

     The Funds are managed by employees of the Adviser who, in acting for their customers, including the Funds, do not discuss their investment decisions with any personnel of J.P. Morgan Chase or any personnel of other divisions of the Adviser or with any of its affiliated persons, with the exception of certain other investment management affiliates of J.P. Morgan Chase which execute transactions on behalf of the Fund.

     As compensation for the services rendered and related expenses such as salaries of advisory personnel borne by the Adviser under the Advisory Agreement, the Fund has agreed to pay the Adviser a fee, which is computed daily and may be paid monthly, equal to a percentage of each Fund's average daily net assets specified in the relevant Prospectus. However, the Adviser may voluntarily agree to waive a portion of the fees payable to it on a month-to-month basis.


                   FUND                               ADVISORY FEE
          Intrepid Growth Fund                           0.65%
          Intrepid Value Fund                            0.65%
          Intrepid America Fund                          0.65%
          Intrepid Investor Fund                         0.65%



     The table below sets forth for each Fund listed the investment advisory fees paid or accrued by each Fund to JPMIM (waived amounts are in parentheses), with respect to the fiscal period indicated (amounts in thousands):



                                               FISCAL PERIOD
                                                ENDED FROM
                   FUND                  2/28/03 THROUGH 12/31/03*

                                         PAID/ACCRUED       WAIVED
          Intrepid Growth Fund

          Intrepid Value Fund

          Intrepid America Fund

          Intrepid Investor Fund



          *     The Intrepid Funds commenced operations on 2/28/03.

     The Advisory Agreement provides that it will continue in effect for a period of two years after execution only if specifically approved thereafter annually in the same manner as the Distribution Agreement. See the "Distributor" section. The Advisory Agreement will terminate automatically if assigned and is terminable at anytime without penalty by a vote of a majority of the Board of Trustees, or by a vote of the holders of a majority of a Fund's outstanding voting securities, on 60 days' written notice to the Adviser and by the Adviser on 90 days' written notice to the Trust. See "Additional Information."

                BOARD REVIEW OF INVESTMENT ADVISORY ARRANGEMENTS


     The Trust's Board of Trustees, including the Board members who are not "interested persons" (as defined in the 1940 Act) of any party to the Advisory Agreement or its affiliates, has approved the Advisory Agreement for the Trust on behalf of each Fund.


     The Advisory Agreement provides that it will continue in effect for a period of two years after execution only if specifically approved thereafter annually in the same manner as the Distribution Agreement. See "Distributor" below. The Advisory Agreement will terminate automatically if assigned and is terminable at any time without penalty by a vote of a majority of the Fund's Trustees, or by a vote of the holders of a majority of the Fund's outstanding voting securities, on 60 days' written notice to the Adviser and by the Adviser on 90 days' written notice to the Fund. See "Additional Information."

     As part of its review of the investment advisory arrangements for the Funds, the Board of Trustees has requested that the Adviser prepare on a regular basis information regarding the performance of the Funds, their performance against the Funds' peers and benchmarks and analyses by the Adviser of the Funds' performance. The members of the Advisers' investment staff will meet with the Board of Trustees to discuss this information and their intentions with regard to the management of the Funds. The Adviser will also periodically provide comparative information regarding the Funds' expense ratios and those of the peer groups. In addition, in preparation for its annual approval meeting, the Board of Trustees will request and review, with the assistance of its legal counsel, materials from the Adviser regarding comparative fees, expenses, performance and profitability information pertaining to the relationship of the Adviser and the Funds.

     In approving the Advisory Agreement, the Board of Trustees of the Trust considered the nature, quality and scope of the operations and services to be provided by the Adviser to each Fund, including their knowledge of the Adviser's investment staff and executive personnel and the overall reputation and capabilities of the Adviser and its affiliates. The Board of Trustees also considered comparative fee information concerning other investment companies with similar investment objectives and policies. The Trust's Board of Trustees compared the terms of each Fund's advisory arrangements and similar arrangements by other investment companies, particularly with regard to levels of advisory fees relative to its peer group. The Board also examined the benefits to the Adviser and its affiliates of their relationship with each Fund. Specifically, the Board analyzed the benefits that will accrue to the Adviser and its affiliates as a result of the fact that affiliates of the Adviser act as custodian, administrator and shareholder servicing agent for each Fund, and receive fees from each Fund for acting in such capacities. The Board of Trustees also analyze the information provided by the Adviser regarding the profitability to the Adviser of its relationship with the Funds. Profitability information is not audited and represents the Adviser's determination of its and its affiliates' revenues from the contractual services provided to the Funds, less expenses of providing such services. Expenses include direct and indirect costs and are calculated using an allocation methodology developed by the Adviser. In addition, the Board compared overall expense ratios (both pre- and post-expense reimbursement by the Adviser) for each Fund relative to its peer group. The Board of Trustees will also consider the performance of the Funds and the intention of the Adviser with regard to management of the Funds, including the commitment of the Adviser to provide high quality services to the Funds, whether there were any conditions likely to affect the ability of the Adviser to provide such services, and its ability to retain and attract qualified personnel to manage each Fund.

     In reaching their decision to approve the investment advisory arrangements, the Board of Trustees did not identify any single factor as being of paramount importance. Based on its evaluation of the information reviewed and after due consideration, the Board of Trustees concluded that the current advisory agreement enabled the Fund to obtain high-quality services at costs that it deemed appropriate and reasonable and that approval of the agreement was in the best interest of each Fund and its shareholders.


                       ADMINISTRATOR AND SUB-ADMINISTRATOR

     Pursuant to an Administration Agreement (the "Administration Agreement"), between the Trust, on behalf of the Funds, and JPMorgan Chase Bank, JPMorgan Chase Bank serves as the administrator of the Funds. JPMorgan Chase Bank provides certain administrative services to the Funds, including, among other responsibilities, coordinating the negotiation of contracts and fees with, and the monitoring of performance and billing of, the Funds' independent contractors and agents; preparation for signature by an officer of the Trust of all documents required to be filed for compliance by the Trust with applicable laws and regulations, excluding those of the securities laws of various states; arranging for the computation of performance data, including net asset value and yield; responding to shareholder inquiries; and arranging for the maintenance of books and records of the Funds and providing, at its own expense, office facilities, equipment and personnel necessary to carry out its duties. JPMorgan Chase Bank in its capacity as administrator does not have any responsibility or authority for the management of the Funds, the determination of investment policy, or for any matter pertaining to the distribution of Fund shares. JPMorgan Chase Bank was formed on November 10, 2001 from the merger of The Chase Manhattan Bank and Morgan Guaranty Trust Company of New York.


     Under the Administration Agreement, JPMorgan Chase Bank is permitted to render administrative services to others. The Administration Agreement will continue in effect for two years and from year to year thereafter with respect to each Fund only if such continuance is specifically approved at least annually by a vote of a majority of the Trustees of the Trust, including a majority of the Trustees who are not "interested persons" (as defined in the 1940 Act), or by vote of a majority of such Fund's outstanding shares. The Administration Agreement is terminable without penalty by the Trust on behalf of each Fund on 60 days' written notice when authorized either by a majority vote of such Fund's shareholders or by vote of a majority of the Board of Trustees, including a majority of the Trustees who are not "interested persons" (as defined in the 1940 Act) of the Trust, or by JPMorgan Chase Bank on 60 days' written notice, and will automatically terminate in the event of its "assignment" (as defined in the 1940 Act). The Administration Agreement also provides that neither JPMorgan Chase Bank or its personnel shall be liable for any error of judgment or mistake of law or for any act or omission in the administration of the Funds, except for willful misfeasance, bad faith or gross negligence in the performance of its or their duties or by reason of reckless disregard of its or their obligations and duties under the Administration Agreement.

     In consideration of the services provided by JPMorgan Chase Bank pursuant to the Administration Agreement, JPMorgan Chase Bank receives from each Fund a pro rata portion of a fee computed daily and paid monthly at an annual rate equal to 0.15% on the first $25 billion of the average daily net assets of all non-money market funds in the JPMorgan Funds Complex plus 0.075% of the average daily net assets in excess of $25 billion. JPMorgan Chase

Bank may voluntarily waive a portion of the fees payable to it with respect to each Fund. JPMorgan Chase Bank may pay a portion of the fees it receives to BISYS Fund Services, L.P. for its services as the Funds' sub-administrator.


     For the fiscal year end indicated below, JPMorgan Chase Bank was paid or accrued administration fees, and waived the amounts in parentheses, for the following Funds (amounts in thousands):



                                               FISCAL PERIOD
                                                ENDED FROM
                   FUND                  2/28/03 THROUGH 12/31/03*

                                         PAID/ACCRUED       WAIVED
          Intrepid Growth Fund

          Intrepid Value Fund

          Intrepid America Fund

          Intrepid Investor Fund



          *    The Intrepid Funds commenced operations on 2/28/03.


                                   DISTRIBUTOR

     J.P. Morgan Fund Distributors, Inc. (the "Distributor") serves as the Trust's exclusive Distributor. The Distributor holds itself available to receive purchase orders for each Fund's shares. In that capacity, the Distributor has been granted the right, as agent of the Trust, to solicit and accept orders for the purchase of each Fund's shares in accordance with the terms of the Distribution Agreement between the Trust and the Distributor. Under the terms of the Distribution Agreement between the Distributor and the Trust dated February 6, 2003 (the "Distribution Agreement"), the Distributor receives no compensation in its capacity as the Trust's Distributor. The Distributor is a wholly owned, indirect subsidiary of The BYSIS Group, Inc. The Distributor currently provides administration and distribution services for a number of other investment companies.

     The Distribution Agreement will continue in effect with respect to each Fund for a period of two years after execution and from year to year thereafter only if it is approved at least annually (i) by a vote of the holders of a majority of the Fund's outstanding shares or (ii) by a vote of a majority of the Trustees of the Trust, including a vote of a majority of the Trustees who are not "interested persons" (as defined in the 1940 Act) of the parties to the Distribution Agreement, cast in person at a meeting called for the purpose of voting on such approval (see "Trustees" and "Officers"). The Distribution Agreement will terminate automatically if assigned by either party thereto and is terminable at any time without penalty by a vote of a majority of the Trustees of the Trust including a vote of a majority of the Trustees who are not "interested persons" of the Trust, or by a vote of (i) 67% or more of the Fund's outstanding voting securities present at a meeting if the holders of more than 50% of the Fund's outstanding voting securities are present or represented by proxy, or (ii) more than 50% of the Fund's outstanding voting securities, whichever is less. The principal offices of the Distributor are located at 522 Fifth Avenue, New York, New York 10036.

                          SHAREHOLDER SERVICING AGENTS


     The Trust has entered into a shareholder servicing agreement (the "Servicing Agreement") with JPMorgan Chase Bank to provide certain services to the Funds including but not limited to the following: answer customer inquiries regarding account status and history, the manner in which purchases and redemption of shares may be effected for the Funds as to which the JPMorgan Chase Bank is so acting and certain other matters pertaining to the Funds; assist shareholders in designating and changing dividend options, account designations and addresses; provide necessary personnel and facilities to establish and maintain shareholder accounts and records; assist in processing purchase and redemption transactions; arrange for the wiring of funds; transmit and receive funds in connection with customer orders to purchase or redeem shares; verify and guarantee shareholder signatures in connection with redemption orders and transfers and changes in shareholder-designated accounts; furnish (either separately or on an integrated basis with other reports sent to a shareholder by JPMorgan Chase Bank) quarterly and year-end statements and confirmations of purchases and redemptions; transmit, on behalf of the Funds, proxy statements, annual reports, updated prospectuses and other communications to shareholders of the Fund; receive, tabulate and transmit to the Fund proxies executed by shareholders with respect to meetings of shareholders of the Funds; and provide such other related services as the Funds or a shareholder may request. JPMorgan Chase Bank may be required to register pursuant to state securities law.


     In consideration of the service provided by JPMorgan Chase Bank pursuant to the Servicing Agreement, the JPMorgan Chase Bank receives from each Fund a fee of 0.25%, expressed as a percentage of the average daily net asset values of Fund shares. JPMorgan Chase Bank may voluntarily agree from time to time to waive a portion of the fees payable to it under its Servicing Agreement with respect to the Funds on a month-to-month basis.



     Shareholder servicing agents may offer additional services to their customers, including specialized procedures and payment for the purchase and redemption of Fund shares, such as pre-authorized or systematic purchase and redemption programs, "sweep" programs, cash advances and redemption checks. Each shareholder servicing agent may establish its own terms and conditions, including limitations on the amounts of subsequent transactions, with respect to such services. Certain shareholder servicing agents may (although it is not required by the Trust to do so) credit to the accounts of their customers from whom they are already receiving other fees amounts not exceeding such other fees or the fees for their services as the shareholder servicing agent.

     For shareholders that bank with JPMorgan Chase Bank, JPMorgan Chase Bank may aggregate investments in the JPMorgan Funds with balances held in JPMorgan Chase Bank accounts for purposes of determining eligibility for certain bank privileges that are based on specified minimum balance requirements, such as reduced or no fees for certain banking services or preferred rates on loans and deposits. JPMorgan Chase Bank and certain broker-dealers and other shareholder servicing agents may, at their own expense, provide gifts, such as computer software packages, guides and books related to investments or additional Fund shares valued up to $250 to their customers that invest in the JPMorgan Funds.

     JPMorgan Chase Bank may enter into service agreements to pay all or a portion of the shareholder service fee it receives from the Funds to other shareholder servicing agents and certain selected dealers for providing shareholder and administrative services to their customers. In addition to this fee and the payments made by the distributor pursuant to the Funds' 12b-1 Plans, any of JPMorgan Chase Bank, its affiliates and the distributor may from time to time, at their own expense out of compensation retained by them from the Funds or from other sources available to them, make additional payments to such shareholder servicing agents and selected dealers. These additional payments could be for one or more of shareholder servicing, administrative services and sales and marketing support. Such compensation does not represent an additional expense to the Funds or their shareholders because it will be paid by any of JPMorgan Chase Bank, its affiliates or the Distributor.

     JPMorgan Chase Bank and its affiliates and the Funds and their affiliates, agents and subagents may exchange among themselves and others certain information about shareholders and their accounts, including information used to offer investment products and insurance products to them, unless otherwise contractually prohibited.



     The table below sets forth for each Fund listed the shareholder servicing fees paid or accrued (the amounts voluntarily waived are in parentheses) for the fiscal period indicated (amounts in thousands):

                                               FISCAL PERIOD
                                                ENDED FROM
                   FUND                  2/28/03 THROUGH 12/31/03*

                                         PAID/ACCRUED       WAIVED
          Intrepid Growth Fund

          Intrepid Value Fund

          Intrepid America Fund

          Intrepid Investor Fund



          *    The Intrepid Funds commenced operations on 2/28/03.


                                 TRANSFER AGENT


     The Trust has entered into a Transfer Agency Agreement with DST Systems, Inc. ("DST" or the "Transfer Agent") pursuant to which DST acts as transfer agent for the Trust. DST's address is 210 West 10th Street, Kansas City, MO 64105.


                                    CUSTODIAN


     Pursuant to the Global Custody Agreement with JPMorgan Chase Bank, 4 Chase MetroTech Center, Brooklyn, NY 11245, dated February 28, 2003, JPMogan Chase Bank serves as the custodian and fund accounting agent for the Funds, and is responsible for holding portfolio securities and cash and maintaining the books of account and records of portfolio transactions. JPMorgan Chase Bank is an affiliate of the Adviser to the Funds.


     For fund accounting services, each Fund pays to JPMorgan Chase Bank the higher of a) each Fund's pro rata share of an annual complex-wide charge on the average daily net assets of all U.S. equity funds of 0.012% of the first $10 billion, 0.005% on the next $10 billion, 0.004% on the next $10 billion and 0.0025% for such assets over $30 billion, or b) the applicable per account minimum charge. The minimum total annual fund accounting charge per U.S. equity fund is $20,000. In addition, there is a $10,000 annual charge per share class and a $6,000 annual charge per manager for multi-managed accounts.

     For custodian services, each Fund pays to JPMorgan Chase Bank fees of between 0.001% and 0.6% of assets under management (depending on the foreign domicile in which the asset is held), calculated monthly in arrears, for safekeeping and fees between $7.50 and $150 for securities trades (depending on the foreign domicile in which the trade is settled).

     JPMorgan Chase Bank is also reimbursed for its reasonable out-of-pocket or incidental expenses, including, but not limited to, legal fees.

                             FINANCIAL PROFESSIONALS

     The services provided by financial professionals may include establishing and maintaining shareholder accounts, processing purchase and redemption transactions, arranging for bank wires, performing shareholder subaccounting, answering client inquiries regarding the Trust, assisting clients in changing dividend options, account designations and addresses, providing periodic statements showing the client's account balance and integrating these statements with those of other transactions and balances in the client's other accounts serviced by the financial professional, transmitting proxy statements, periodic reports, updated prospectuses and other communications to shareholders and, with respect to meetings of shareholders, collecting, tabulating and forwarding executed proxies and obtaining such other information and performing such other services as JPMorgan Chase Bank or the financial professional's clients may reasonably request and agree upon with the financial professional.

     Financial professionals may establish their own terms and conditions for providing their services and may charge investors a transaction-based or other fee for their services. Such charges may vary among financial professionals, but in all cases will be retained by the financial professional and not be remitted to the Fund or JPMorgan Chase Bank.

     The Fund has authorized one or more brokers to accept purchase and redemption orders on its behalf. Such brokers are authorized to designate other intermediaries to accept purchase and redemption orders on the Fund's behalf. The Fund will be deemed to have received a purchase or redemption order when an authorized broker or, if applicable, a broker's authorized designee, accepts the order. These orders will be priced at the Fund's net asset value next calculated after they are so accepted.

                             INDEPENDENT ACCOUNTANTS

     PricewaterhouseCoopers LLP conducts an annual audit of the financial statements of the Fund, assists in the preparation and/or review of the Fund's federal and state income tax returns and consults with the Fund as to matters of accounting and federal and state income taxation. The address of PricewaterhouseCoopers LLP is 1177 Avenue of the Americas, New York, NY 10036.

                                    EXPENSES

     Each Fund pays the expenses incurred in its operations, including its pro rata share of expenses of the Trust. These expenses include: investment advisory and administrative fees; the compensation of the Trustees; registration fees; interest charges; taxes; expenses connected with the execution, recording and settlement of security transactions; fees and expenses of the Fund's custodian for all services to the Fund, including safekeeping of funds and securities and maintaining required books and accounts; expenses of preparing and mailing reports to investors and to government offices and commissions; expenses of meetings of investors; fees and expenses of independent accountants, of legal counsel and of any transfer agent, registrar or dividend disbursing agent of the Trust; insurance premiums; and expenses of calculating the net asset value of, and the net income on, shares of the Fund. Shareholder servicing and distribution fees are all allocated to specific classes of each Fund. In addition, each Fund may allocate transfer agency and certain other expenses by class. Service providers to a Fund may, from time to time, voluntarily waive all or a portion of any fees to which they are entitled.

     JPMorgan Chase Bank has agreed that it will reimburse each Fund as described in the Prospectuses.

                           COMPUTATION OF TOTAL RETURN

     From time to time the Trust may advertise the total return of the Funds. These figures will be based on historical earnings and are not intended to indicate future performance. No representation can be made concerning actual future yields or returns.

     A Fund may periodically compare its performance to that of other mutual funds as reported by mutual fund rating services (such as Lipper Analytical Services, Inc.), financial and business publications and periodicals, broad groups of comparable mutual funds, unmanaged indices, which may assume investment of dividends but generally do not reflect deductions for administrative and management costs, or other investment alternatives. A Fund may quote Morningstar, Inc., a service that ranks mutual funds on the basis of risk-adjusted performance, and Ibbotson Associates of Chicago, Illinois, which provides historical returns of the capital markets in the United States. A Fund may also quote the Frank Russell Company or Wilshire Associates, which are consulting firms that compile financial characteristics of common stocks and fixed-income securities, regarding non-performance-related attributes of a Fund's portfolio. The Fund may use long-term performance of these capital markets to demonstrate general long-term risk versus reward scenarios and could include the value of a hypothetical investment in any of the capital markets. The Fund may also quote financial and business publications and periodicals as they relate to Fund management, investment philosophy and investment techniques.

     A Fund may quote various measures of volatility and benchmark correlation in advertising and may compare these measures to those of other funds. Measures of volatility attempt to compare historical share price fluctuations or total returns to a benchmark while measures of benchmark correlation indicate how valid a comparative benchmark might be. Measures of volatility and correlation are calculated using averages of historical data and cannot be calculated precisely.

Average annual total returns are calculated based on the following formulas:
     Average annual total returns (before taxes):
          P (1 + T)(TO THE POWER OF n) = ERV
     Average annual total returns (after taxes on distributions):
          P (1 + T)(TO THE POWER OF n) = ATV(SUB)D
     Average annual total returns (after taxes on distributions and sale of Fund shares):
          P (1 + T)(TO THE POWER OF n) = ATV(SUB)DR


     Where:     P          =   a hypothetical initial payment of $1,000.


                T          =   average annual total return (before taxes,
                               after taxes on distributions, or after taxes on distributions and sale of Fund shares, as applicable).

                n          =   number of years

                ERV        =   ending redeemable value of a hypothetical
                               $1,000 payment made at the beginning of the 1-, 5-, or 10-year periods at the end of the 1-, 5-, or 10-year periods (or fractional portion).

                ATV(SUB)D  =   ending value of a hypothetical $1,000 payment
                               made at the beginning of the 1-, 5-, or 10-year periods at the end of the 1-, 5-, or 10-year periods (or fractional portion), after taxes on fund distributions but not after taxes on redemption.


                ATV(SUB)DR =   ending value of a hypothetical $1,000 payment
                               made at the beginning of the 1-, 5-, or 10-year periods at the end of the 1-, 5-, or 10-year periods (or fractional portion), after taxes on fund distributions and redemption.

                          AVERAGE ANNUAL TOTAL RETURNS
                             AS OF THE FISCAL PERIOD
                                 ENDED 12/31/03*



                                                          ONE            SINCE
                                                          YEAR   INCEPTION (2/28/03)**
INTREPID GROWTH FUND
Select Shares--before taxes
Select Shares--after taxes on distributions Select
Shares--after taxes on distributions and sale of
fund shares

INTREPID VALUE FUND
Select Shares--before taxes
Select Shares--after taxes on distributions
Select Shares--after taxes on distributions and sale of fund shares

INTREPID AMERICA FUND
Select Shares--before taxes
Select Shares--after taxes on distributions
Select Shares--after taxes on distributions and sale of fund shares

INTREPID INVESTOR FUND
Select Shares--before taxes
Select Shares--after taxes on distributions
Select Shares--after taxes on distributions and sale of fund shares



** Fund has less than 10 years history.

     The tax rate used for calculating after-tax performance is the maximum (marginal) rate of 35%.

     A Fund's performance will vary from time to time depending upon market conditions, the composition of the portfolio and its operating expenses. Consequently, any given performance quotation should not be considered representative of a Fund's performance for any specified period in the future. In addition, because performance will fluctuate, it may not provide a basis for comparing an investment in a Fund with certain bank deposits or other investments that pay a fixed yield or return for a stated period of time.

     The performance quoted reflects fee waivers that subsidize and reduce the total operating expenses of certain Funds (or classes thereof). Returns on these Funds (or classes) would have been lower if there were no such waivers. With respect to certain Funds, JPMorgan Chase Bank and/or other service providers waive certain fees and/or reimburse expenses. Each Fund's Prospectus discloses the extent of any agreements to waive fees and/or reimburse expenses.

                      PURCHASES, REDEMPTIONS AND EXCHANGES


     The Funds have established certain procedures and restrictions, subject to change from time to time, for purchase, redemption, and exchange orders, including procedures for accepting telephone instructions and effecting automatic investments and redemptions. If an investor's account balance falls below the minimum for 30 days as a result of selling shares (and not because of performance), the Funds reserve the right to request that the investor buy more shares or to close the investor's account. If an investor's account balance is still below the minimum 60 days after notification, the Funds reserve the right to close out such account and send the proceeds to the address of record. DST may defer acting on a shareholder's instructions until it has received them in proper form and in accordance with the requirements described in the Prospectus. In addition, the privileges described in the Prospectus are not available until a completed and signed account application has been received by the Transfer Agent. Telephone transaction privileges are made available to shareholders automatically upon opening an account unless the privilege is declined in
Section 6 of the Account Application. The Telephone Exchange Privilege is not available if an investor was issued certificates for shares that remain outstanding.

     An investor can buy shares of a Fund in one of two ways: (i) through an investment representative; or (ii) through the Distributor by calling the JPMorgan Funds Service Center. Upon receipt of any instructions or inquiries by telephone from a shareholder or, if held in a joint account, from either party, or from any person claiming to be the shareholder, and confirmation that the account registration and address given by such person match those on record, a Fund or its agent is authorized, without notifying the shareholder or joint account parties, to carry out the instructions or to respond to the inquiries, consistent with the service options chosen by the shareholder or joint shareholders in his or their latest account application or other written request for services, including purchasing, exchanging or redeeming shares of a Fund and depositing and withdrawing monies from the bank account specified in the Bank Account Registration section of the shareholder's latest account application or as otherwise properly specified to such Fund in writing.


     The Funds may, at their own option, accept securities in payment for shares. The securities delivered in such a transaction are valued by the method described in "Net Asset Value" as of the day a Fund receives the securities. This is a taxable transaction to the shareholder. Securities may be accepted in payment for shares only if they are, in the judgment of the Adviser, appropriate investments for the Fund. In addition, securities accepted in payment for shares must: (i) meet the investment objective and policies of the Fund; (ii) be acquired by the Fund for investment and not for resale; (iii) be liquid securities which are not restricted as to transfer either by law or liquidity of market; and (iv) if stock, have a value which is readily ascertainable as evidenced by a listing on a stock exchange, OTC market or by readily available market quotations from a dealer in such securities. The Fund reserves the right to accept or reject at its own option any and all securities offered in payment for its shares.

     Subject to compliance with applicable regulations, each Fund has reserved the right to pay the redemption price of its shares, either totally or partially, by a distribution in kind of readily marketable portfolio securities (instead of cash). The securities so distributed would be valued at the same amount as that assigned to them in calculating the net asset value for the shares being sold. If a shareholder received a distribution in kind, the shareholder could incur brokerage or other charges in converting the securities to cash.

     The Trust, on behalf of the Fund, reserves the right to suspend the right of redemption and to postpone the date of payment upon redemption as follows:
(i) for up to seven days, (ii)
during periods when the New York Stock Exchange is closed for other than weekends and holidays or when trading thereon is restricted as determined by the SEC by rule or regulation, (iii) during periods in which an emergency, as determined by the SEC, exists that causes disposal by the Fund of, or evaluation of the net asset value of, its portfolio securities to be unreasonable or impracticable, or (iv) for such other periods as the SEC may permit.

     Each investor in a Fund may add to or reduce its investment in the Fund on each day that the New York Stock Exchange is open for business. Once each such day, based upon prices determined as of the close of regular trading on the New York Stock Exchange (normally 4:00 p.m., Eastern time; however, options are priced at 4:15 p.m., Eastern time) the value of each investor's interest in a Fund will be determined by multiplying the NAV of such Fund by the percentage representing that investor's share of the aggregate beneficial interests in such Fund. Any additions or reductions which are to be effected on that day will then be effected. The investor's percentage of the aggregate beneficial interests in a Fund will then be recomputed as the percentage equal to the fraction (i) the numerator of which is the value of such investor's investment in the Fund as of such time on such day plus or minus, as the case may be, the amount of net additions to or reductions in the investor's investment in the Fund effected on such day and (ii) the denominator of which is the aggregate NAV of the Fund as of such time on such day plus or minus, as the case may be, the amount of net additions to or reductions in the aggregate investments in the Fund. The percentage so determined will then be applied to determine the value of the investor's interest in the Fund as of such time on the following day the New York Stock Exchange is open for trading.

     EXCHANGE PRIVILEGE. Shareholders may exchange their shares in the Fund for shares of the same class in any other JPMorgan Fund that offers such share class. The shareholder will not pay a sales charge for such exchange. The Funds may discontinue the Exchange Privilege at any time. The Funds reserve the right to limit the number of exchanges or to refuse an exchange. The Funds may charge an administration fee of $5 for each exchange if an investor makes more than 10 exchanges in a year or three in a quarter.

     Shareholders of other JPMorgan funds may be entitled to exchange their shares for, or reinvest distributions from their funds in, shares of a Fund at net asset value.

     Under the Exchange Privilege, shares may be exchanged for shares of the same class of another fund only if shares of the fund exchanged into are permitted to be offered and sold in the state where the exchange is to be made. Shares of a Fund may only be exchanged into another fund if the account registrations are identical. With respect to exchanges from any money market fund, shareholders must have acquired their shares in such money market fund by exchange from one of the non-money market funds or the exchange will be done at relative net asset value plus the appropriate sales charge. Any such exchange may create a gain or loss to be recognized for federal income tax purposes. Normally, shares of the fund to be acquired are purchased on the redemption rate, but such purchase may be delayed by either fund for up to five business days if a fund determines that it would be disadvantaged by an immediate transfer of the proceeds.

     A Fund may require signature guarantees for changes that shareholders request be made in Fund records with respect to their accounts, including but not limited to changes in bank accounts, any written requests for additional account services made after a shareholder has submitted an initial account application to the Fund, and in certain other circumstances described in the Prospectus. A Fund may also refuse to accept or carry out any transaction that does not satisfy any restrictions then in effect. A signature guarantee may be obtained from a bank, trust company, broker-dealer or other member of a national securities exchange. Please note that a notary public cannot provide a signature guarantee.

     If you are planning to exchange, sell or transfer shares to another person shortly after buying the shares, you should pay by certified check to avoid delays.

     The Funds reserve the right to change any of these policies at any time and may reject any request to purchase shares at a reduced sales charge.

     Investors may incur a fee if they effect transactions through a broker or agent.

                           DIVIDENDS AND DISTRIBUTIONS

     The Funds declare and pay dividends and distributions as described under "How Your Account Works--Distributions and Taxes" in the Prospectus.

     Dividends and capital gains distributions paid by the Fund are reinvested in additional shares of the Fund unless the shareholder has elected to have them paid in cash. Dividends and distributions to be paid in cash are credited to the shareholder's Fund account at JPMorgan Chase Bank or at his or her financial professional or, in the case of certain JPMorgan Chase Bank customers, are mailed by check in accordance with the customer's instructions. The Fund reserves the right to discontinue, alter or limit the automatic reinvestment privilege at any time.

     If a shareholder has elected to receive dividends and/or capital gain distributions in cash and the postal or other delivery service is unable to deliver checks to the shareholder's address of record, such shareholder's distribution option will automatically be converted to having all dividend and other distributions reinvested in additional shares. No interest will accrue on amounts represented by uncashed distribution or redemption checks.

                                 NET ASSET VALUE

     Each of the Funds computes its net asset value once daily Monday through Friday at the time stated in the Prospectus. The net asset value will not be computed on the days the following legal holidays are observed: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The Funds may also close for purchases and redemptions at such other times as may be determined by the Board of Trustees to the extent permitted by applicable law. The days on which net asset value is determined are the Funds' business days.

     The net asset value of each Fund is equal to the Fund's investments less the Fund's liabilities. The following is a discussion of the procedures used by the Funds in valuing their assets.


     The value of investments listed on a U.S. or Canadian securities exchange or the National Association of Securities Dealers Automated Quotations ("NASDAQ") is based on the last sale price on the exchange on which the security is principally traded (the "primary exchange"). If there has been no sale on the primary exchange on the valuation date, and the spread between bid and asked quotations on the primary exchange is less than or equal to 10% of the bid price for the security, the security shall be valued at the average of the closing bid and asked quotations on the primary exchange. Under all other circumstances (e.g., there is no last sale on the primary exchange, there are no bid and asked quotations on the primary exchange, or the spread between bid and asked quotations is greater than 10% of the bid price), the value of the security shall be the last sale price on the primary exchange up to five days prior to the valuation date unless, in the judgment of the Adviser, material events or conditions since such last sale necessitate fair valuation of the security. The value of National Market System equity securities quoted by The Nasdaq Stock Market, Inc. shall generally be the Nasdaq Official Closing Price. With respect to securities otherwise traded in the over-the-counter market, the value shall be equal to the quoted bid price. The value of each security for which readily available market quotations exist is based on a decision as to the broadest and most representative market for such security.


     Options on stock indices traded on national securities exchanges are valued at their last sales price as of the close of options trading on such exchanges which is currently 4:10 p.m., New York time. Stock index futures and related options, which are traded on commodities exchanges, are valued at their last sales price as of the close of such commodities exchanges, which is currently 4:15 p.m., New York time. Options and futures traded on foreign exchanges are valued at the last sale price available prior to the calculation of the Fund's net asset value.


     Trading in securities on most foreign markets is normally completed before the close of trading in U.S. markets and may also take place on days on which the U.S. markets are closed.

     The Funds have implemented fair value pricing on a daily basis for all non-U.S. and non-Canadian equity securities held by the Fund. The fair value pricing utilizes the quotations of an independent pricing service unless the Adviser determines that use of another fair valuation methodology is appropriate. For purposes of calculating net asset value all assets and liabilities initially expressed in foreign currencies will be converted into U.S. dollars at the prevailing currency exchange rate on the valuation date.

     Fixed-income securities with a maturity of 60 days or more are generally valued using bid quotations generally readily available from and supplied daily by third party pricing services or brokers of comparable securities. If such prices are not supplied by the Fund's independent pricing services, such securities are priced in accordance with fair value procedures adopted by the Board of Trustees. Such procedures include the use of independent pricing services, which use prices based upon yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers; and general market conditions. Short-term investments which mature in 60 days or less, or by amortizing their value on the 61st day prior to maturity, if their original maturity when acquired by a Fund was more than 60 days, unless this is determined not to represent fair value by the Trustees.


     Listed options on debt securities traded on U.S. option exchanges shall be valued at their closing price on such exchanges. Futures on debt securities and related options traded on commodities exchanges shall be valued at their closing price as of the close of such commodities exchanges, which is currently 4:15 p.m., New York time. Options and future traded on foreign exchanges shall be valued at the last sale or close price available prior to the calculation of the Funds' net asset value. Non-listed OTC options and swaps shall be valued at the closing price provided by a counterparty or third-party broker.

     Securities or other assets for which market quotations are not readily available (including certain illiquid securities) or market quotations that do not represent a security's value at the time of pricing are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Trustees.

                          DISTRIBUTIONS AND TAX MATTERS

     The following is only a summary of certain additional material tax considerations generally affecting the Funds and their shareholders that are not described in the respective Fund's Prospectus. No attempt is made to present a detailed explanation of the tax treatment of the Funds or their shareholders, and the discussions here and in each Fund's Prospectus are not intended as substitutes for careful tax planning.

                 QUALIFICATION AS A REGULATED INVESTMENT COMPANY

     Each Fund has elected to be taxed as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code") and intends to meet all other requirements that are necessary for it to be relieved of federal taxes on income and gains it distributes to shareholders. Additionally, each Fund intends to remain qualified as a regulated investment company under Subchapter M of the Code. As a regulated investment company, each Fund is not subject to federal income tax on the portion of its net investment income (i.e., its investment company taxable income, as that term is defined in the Code, without regard to the deduction for dividends paid) and net capital gain (i.e., the excess of net long-term capital gain over net short-term capital loss) that it distributes to shareholders, provided that it distributes at least 90% of its net investment income for the taxable year (the "Distribution Requirement") and satisfies certain other requirements of the Code that are described below.

     In addition to satisfying the Distribution Requirement for each taxable year, a regulated investment company must derive at least 90% of its gross income from dividends, interest, certain payments with respect to stock or securities loans, gains from the sale or other disposition of stock, securities or foreign currencies and other income (including but not limited to gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies (the "Income Requirement").

     In addition to satisfying the requirements described above, each Fund must satisfy an asset diversification test in order to qualify as a regulated investment company. Under this test, at the close of each quarter of a Fund's taxable year, (1) at least 50% of the value of the Fund's assets must consist of cash and cash items, U.S. government securities, securities of other regulated investment companies and securities of other issuers (as to which the Fund has not invested more than 5% of the value of the Fund's total assets in securities of such issuer and as to which the Fund does not hold more than 10% of the outstanding voting securities of such issuer), and (2) no more than 25% of the value of its total assets may be invested in the securities of any one issuer (other than U.S. government securities and securities of other regulated investment companies) or in two or more issuers which the Fund controls and which are engaged in the same or similar trades or businesses.

     Each Fund may engage in hedging or derivatives transactions involving foreign currencies, forward contracts, options and futures contracts (including options, futures and forward contracts on foreign currencies) and short sales. See "Additional Policies Regarding Derivatives and Related Transactions". Such transactions will be subject to special provisions of the Code that, among other things, may affect the character of gains and losses realized by the Fund (that is, may affect whether gains or losses are ordinary or capital), accelerate recognition of income of the Fund and defer recognition of certain of the Fund's losses. These rules could therefore affect the character, amount and timing of distributions to shareholders. In addition, these provisions (1) will require a Fund to "mark to market" certain types of positions in its portfolio (that is, treat them as if they were closed out) and (2) may cause a Fund to recognize income without receiving cash with which to pay dividends or make distributions in amounts necessary to satisfy the Distribution Requirement and avoid the 4% excise tax (described below). Each Fund intends to monitor its transactions, will make the appropriate tax elections and will make the appropriate entries in its books and records when it acquires any option, futures contract, forward contract or hedged investment in order to mitigate the effect of these rules.

     Each Fund may make investments that produce income that is not matched by a corresponding cash distribution to the Fund, such as investments in pay-in-kind bonds or in obligations such as zero coupon securities having original issue discount (i.e., an amount equal to the excess of the stated redemption price of the security at maturity over its issue price) or securities having market discount (i.e., an amount equal to the excess of the stated redemption price of the security over the basis of such security immediately after it was acquired), if the Fund elects to accrue market discount on a current basis. In addition, income may continue to accrue for federal income tax purposes with respect to a non-performing investment. Any such income would be treated as income earned by a Fund and therefore would be subject to the distribution requirements of the Code. Because such income may not be matched by a corresponding cash distribution to a Fund, the Fund may be required to borrow money or dispose of other securities to be able to make distributions to its investors. In addition, if an election is not made to currently accrue market discount with respect to a market discount security, all or a portion of any deduction for any interest expenses incurred to purchase or hold such a security may be deferred until such security is sold or otherwise disposed.

     If for any taxable year a Fund does not qualify as a regulated investment company, all of its taxable income (including its net capital gain) will be subject to tax at regular corporate rates without any deduction for distributions to shareholders, and such distributions will be taxable to the shareholders as ordinary dividends to the extent of the Fund's current or accumulated earnings and profits. Such distributions generally will be eligible for the dividends-received deduction in the case of corporate shareholders.

                  EXCISE TAX ON REGULATED INVESTMENT COMPANIES

     A 4% non-deductible excise tax is imposed on a regulated investment company that fails to distribute in each calendar year an amount equal to 98% of ordinary taxable income for the calendar year and 98% of capital gain net income for the one-year period ending on October 31 of such calendar year (or, at the election of a regulated investment company having a taxable year ending November 30 or December 31, for its taxable year (a "taxable year election")). The balance of such income must be distributed during the next calendar year. For the foregoing purposes, a regulated investment company is treated as having distributed any amount on which it is subject to income tax for any taxable year ending in such calendar year.

     Each Fund intends to make sufficient distributions or deemed distributions of its ordinary taxable income and capital gain net income prior to the end of each calendar year to avoid liability for the excise tax. However, investors should note that a Fund may in certain circumstances be required to liquidate portfolio investments to make sufficient distributions to avoid excise tax liability.


                               FUND DISTRIBUTIONS

     Each Fund anticipates distributing substantially all of its net investment income for each taxable year. Such distributions will be taxable to shareholders as ordinary income and treated as dividends for federal income tax purposes, but they will qualify for the 70% dividends-received deduction for corporations only to the extent discussed below.

     Each Fund may either retain or distribute to shareholders its net capital gain for each taxable year. Each Fund currently intends to distribute any such amounts. If net capital gain is distributed and designated as a "capital gain dividend," it will be taxable to shareholders as long-term capital gain, regardless of the length of time the shareholder has held his shares or whether such gain was recognized by the Fund prior to the date on which the shareholder acquired his shares.




     Conversely, if a Fund elects to retain its net capital gain, the Fund will be taxed thereon (except to the extent of any available capital loss carryovers) at the 35% corporate tax rate. If a Fund elects to retain its net capital gain, it is expected that the Fund also will elect to have shareholders of record on the last day of its taxable year treated as if each received a distribution of his pro rata share of such gain, with the result that each shareholder will be required to report his pro rata share of such gain on his tax return as long-term capital gain, will receive a refundable tax credit for his pro rata share of tax paid by the Fund on the gain, and will increase the tax basis for his shares by an amount equal to the deemed distribution less the tax credit.





     Capital gain of a non-corporate U.S. shareholder that is recognized before January 1, 2009 is generally taxed at a maximum rate of 15% where the property is held by the Fund for more than one year. Capital gain of a corporate shareholder is taxed at the same rate as ordinary income.


     Investment income that may be received by the Funds from sources within foreign countries may be subject to foreign taxes withheld at the source. The United States has entered into tax treaties with many foreign countries which entitle the Funds to a reduced rate of, or exemption from, taxes on such income. It is impossible to determine the effective rate of foreign tax in advance since the amount of the Fund's assets to be invested in various countries is not known.

     Distributions by a Fund that do not constitute ordinary income dividends or capital gain dividends will be treated as a return of capital to the extent of (and in reduction of) the shareholder's tax basis in his shares; any excess will be treated as gain from the sale of his shares, as discussed below.

     Distributions by a Fund will be treated in the manner described above regardless of whether such distributions are paid in cash or reinvested in additional shares of the Fund (or of another fund). Shareholders receiving a distribution in the form of additional shares will be treated as receiving a distribution in an amount equal to the fair market value of the shares received, determined as of the reinvestment date. In addition, if the net asset value at the time a shareholder purchases shares of a Fund reflects undistributed net investment income or capital gain net income, or unrealized appreciation in the value of the assets of the Fund, distributions of such amounts will be taxable to the shareholder in the manner described above, although such distributions economically constitute a return of capital to the shareholder.

     Each Fund may invest in equity securities of foreign issuers. If a Fund purchases shares in certain foreign corporations (referred to as passive foreign investment companies ("PFICs") under the Code), the Fund may be subject to federal income tax on a portion of any "excess distribution" from such foreign corporation, including any gain from the disposition of such shares, even if such income is distributed as a taxable dividend by the Fund to its shareholders. In addition, certain interest charges may be imposed on the Fund as a result of such distributions. If a Fund were to invest in a PFIC and elected to treat the PFIC as a qualified electing fund (a "QEF"), in lieu of the foregoing requirements, the Fund would be required to include each year in its income and distribute to shareholders in accordance with the distribution requirements set above, a pro rata portion of the QEFs's ordinary earnings and net capital gain, whether or not distributed to a Fund.

     Alternatively, a Fund will be permitted to "mark to market" any marketable stock held by it in a PFIC. If the Fund made such an election, the Fund would be required to include in income each year and distribute to shareholders in accordance with the distribution requirements of the Code, an amount equal to the excess, if any, of the fair market value of the PFIC stock as of the close of the taxable year over the adjusted basis of such stock at that time. The Fund would be allowed a deduction for the excess, if any, of the adjusted basis of the PFIC stock over its fair market value as of the close of the taxable year, but only to the extent of any net mark-to-market gains with respect to the stock included by the Fund for prior taxable years.

     Ordinarily, shareholders are required to take distributions by a Fund into account in the year in which the distributions are made. However, dividends declared in October, November or December of any year and payable to shareholders of record on a specified date in such a month will be deemed to have been received by the shareholders (and made by the Fund) on December 31 of such calendar year if such dividends are actually paid in January of the following year. Shareholders will be advised annually as to the U.S. federal income tax consequences of distributions made (or deemed made) during the year.


     A Fund will be required in certain cases to backup withholding and remit to the U.S. Treasury a portion of ordinary income dividends, qualified dividend income (if any) and capital gain dividends, and the proceeds of redemption of shares, paid to any shareholder (1) who has provided either an incorrect tax identification number or no number at all, (2) who is subject to backup withholding by the IRS for failure to report the receipt of interest or dividend income properly, or (3) who has failed to certify to the Fund that it is not subject to backup withholding or that it is a corporation or other "exempt recipient." Backup withholding is not an additional tax and any amounts withheld may be credited against a shareholder's federal income tax liability, provided the appropriate information is furnished to the IRS.


                          SALE OR REDEMPTION OF SHARES

     A shareholder will recognize gain or loss on the sale or redemption of shares of a Fund in an amount equal to the difference between the proceeds of the sale or redemption and the shareholder's adjusted tax basis in the shares. All or a portion of any loss so recognized may be disallowed if the shareholder purchases other shares of the Fund within 30 days before or after the sale or redemption. In general, any gain or loss arising from (or treated as arising from) the sale or redemption of shares of a Fund will be considered capital gain or loss and will be long-term capital gain or loss if the shares were held for longer than one year. However, any capital loss arising from the sale or redemption of shares held for six months or less will be treated as a long-term capital loss to the extent of the amount of capital gain dividends received on (or undistributed capital gains credited with respect to) such shares.

                              FOREIGN SHAREHOLDERS

     Taxation of a shareholder who, as to the United States, is a nonresident alien individual, foreign trust or estate, foreign corporation, or foreign partnership (a "foreign shareholder"), depends on whether the income from a Fund is "effectively connected" with a U.S. trade or business carried on by such shareholder.


     If the income from a Fund is not effectively connected with a U.S. trade or business carried on by a foreign shareholder, dividends paid to such foreign shareholder from net investment income will be subject to U.S. withholding tax at the rate of 30% (or lower treaty rate) upon the gross amount of the dividend. Such a foreign shareholder would generally be exempt from U.S. federal income tax, including withholding tax, on gains realized on the sale of shares of the Fund and capital gain dividends and amounts retained by the Fund that are designated as undistributed capital gains.


     If the income from a Fund is effectively connected with a U.S. trade or business carried on by a foreign shareholder, then ordinary income dividends, capital gain dividends, undistributed capital gains credited to such shareholder and any gains realized upon the sale of shares of the Fund will be subject to U.S. federal income tax at the graduated rates applicable to U.S. citizens or domestic corporations.

     In the case of foreign non-corporate shareholders, a Fund may be required to backup withhold U.S. federal income tax on distributions that are otherwise exempt from withholding tax (or taxable at a reduced treaty rate) unless such shareholders furnish the Fund with proper notification of their foreign status.

     The tax consequences to a foreign shareholder entitled to claim the benefits of an applicable tax treaty may be different from those described herein. Foreign shareholders are urged to consult their own tax advisers with respect to the particular tax consequences to them of an investment in a Fund, the procedure for claiming the benefit of a lower treaty rate and the applicability of foreign taxes. Transfers by gift of shares of a Fund by an individual foreign shareholder will not be subject to U.S. federal gift tax, but the value of shares of a Fund held by such a shareholder at his death will generally be includible in his gross estate for U.S. federal estate tax purposes, subject to any applicable estate tax treaty.

                           STATE AND LOCAL TAX MATTERS


     Depending on the residence of the shareholder for tax purposes, distributions may also be subject to state and local taxes. Rules of state and local taxation regarding qualified dividend income from repurchase agreements generally are subject to state and local income taxes, although statutes and regulations vary in their treatment of such income. Rules of state and local taxation of ordinary income dividends and capital gain dividends from regulated investment companies may differ from the rules for U.S. federal income taxation in other respects. Shareholders are urged to consult their tax advisers as to the consequences of these and other state and local tax rules affecting investment in a Fund.

     Most states provide that a RIC may pass through (without restriction) to its shareholders state and local income tax exemptions available to direct owners of certain types of U.S. government securities (such as U.S. Treasury obligations). Thus, for residents of these states, distributions derived from a Fund's investment in certain types of U.S. government securities should be free from state and local income taxes to the extent that the interest income from such investments would have been exempt from state and local taxes if such securities had been held directly by the respective shareholders. Certain states, however, do not allow a RIC to pass through to its shareholders the state and local income tax exemptions available to direct owners of certain types of U.S. government securities unless the Fund holds at least a required amount of U.S. government securities. Accordingly, for residents of these states, distributions derived from a Fund's investment in certain types of U.S. government securities may not be entitled to the exemptions from state and local income taxes that would be available if the shareholders had purchased U.S. government securities directly. The exemption from state and local income taxes does not preclude states from asserting other taxes on the ownership of U.S. government securities. To the extent that a Fund invests to a substantial degree in U.S. government securities which are subject to favorable state and local tax treatment, shareholders of a Fund will be notified as to the extent to which distributions from the Fund are attributable to interest on such securities.


                          EFFECT OF FUTURE LEGISLATION

     The foregoing general discussion of U.S. federal income tax consequences is based on the Code and the Treasury Regulations issued thereunder as in effect on the date of this Statement of Additional Information. Future legislative or administrative changes or court decisions may significantly change the conclusions expressed herein, and any such changes or decisions may have a retroactive effect with respect to the transactions contemplated herein.

                      PORTFOLIO TRANSACTIONS AND BROKERAGE

     Specific decisions to purchase or sell securities for a Fund are made by a portfolio manager who is the employee of the Adviser and who is appointed and supervised by senior officers of the Adviser. Changes in the Funds' investments are reviewed by the Board of Trustees. The Funds' portfolio managers may serve other clients of the Adviser in a similar capacity. Money market instruments are generally purchased in principal transactions.

     The frequency of a Fund's portfolio transactions, "the portfolio turnover rate", will vary from year to year depending upon market conditions. Because a high turnover rate may increase transaction costs and the possibility of taxable short-term gains, the Adviser will weigh the added costs of short-term investment against anticipated gains. Each Fund will engage in portfolio trading if the Adviser believes a transaction, net of costs (including custodian charges), will help it achieve its investment objective.

     The Adviser is authorized to select brokers and dealers to effect securities transactions for the Funds. The Adviser will seek to obtain the most favorable net results by taking into account various factors, including price, commission, if any, size of the transactions and difficulty of execution, the firm's general execution and operational facilities and the firm's risk in positioning the securities involved. While the Adviser will generally seek reasonably competitive spreads or commissions, a Fund will not necessarily be paying the lowest spread or commission available. The Adviser will seek to select brokers or dealers that offer a Fund best price and execution or other services which are of benefit to the Fund.

     The Adviser may, consistent with the interests of the Funds, select brokers on the basis of the research services they provide to the Adviser. Such services may include analyses of the business or prospects of a company, industry or economic sector, or statistical and pricing services. Information so received by the Adviser will be in addition to, and not in lieu of, the services required to be performed by the Adviser under the Advisory Agreement. If, in the judgment of the Adviser, a Fund or other accounts managed by the Adviser will be benefited by supplemental research services, the Adviser is authorized to pay brokerage commissions to a broker furnishing such services which are in excess of commissions which another broker may have charged for effecting the same transaction. These research services include advice, either directly or through publications or writings, as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; furnishing of analyses and reports concerning issuers, securities or industries; providing information on economic factors and trends; assisting in determining portfolio strategy; providing computer software used in security analyses; and providing portfolio performance evaluation and technical market analyses. The expenses of the Adviser will not necessarily be reduced as a result of the receipt of such supplemental information, such services may not be used exclusively, or at all, with respect to a Fund or account generating the brokerage, and there can be no guarantee that the Adviser will find all of such services of value in advising that Fund.

     It is expected that the Funds will execute brokerage or other agency transactions through the Adviser or its affiliates, (each an "affiliated broker") each of which is a registered broker-dealer, for a commission in conformity with the 1940 Act, the Securities Exchange Act of 1934, as amended (the "1934 Act"), and rules promulgated by the SEC. Under these provisions, an affiliated broker is permitted to receive and retain compensation for effecting portfolio transactions for a Fund on an exchange if a written contract is in effect between the Trust and the affiliated broker expressly permitting the affiliated broker to receive and retain such compensation. These rules further require that commissions paid to the affiliated broker by a Fund for exchange transactions not exceed "usual and customary" brokerage commissions. The rules define "usual and customary" commissions to include amounts which are "reasonable and fair compared to the commission, fee or other remuneration received or to be received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time." The Trustees, including those who are not "interested persons" (as defined in the 1940 Act) of the Trust, have adopted procedures for evaluating the reasonableness of commissions paid to the affiliated brokers and will review these procedures periodically.

     Because none of the Funds will market their shares through intermediary brokers or dealers, it will not be the Funds' practice to allocate brokerage or principal business on the basis of sales of its shares which may be made through such firms. However, the Adviser may place portfolio orders with qualified broker-dealers who recommend a Fund's shares to clients, and may, when a number of brokers and dealers can provide best net results on a particular transaction, consider such recommendations by a broker or dealer in selecting among broker-dealers.

     Under the Advisory Agreement, and as permitted by Section 28(e) of the 1934 Act, the Adviser may cause the Funds to pay a broker-dealer which provides brokerage and research services to the Adviser, the Funds and/or other accounts for which the Adviser exercises investment discretion an amount of commission for effecting a securities transaction for a Fund in excess of the amount other broker-dealers would have charged for the transaction if the Adviser determines in good faith that the greater commission is reasonable in relation to the value of the brokerage and research services provided by the executing broker-dealer viewed in terms of either a particular transaction or the Adviser's overall responsibilities to accounts over which it exercises investment discretion. Not all of such services are useful or of value in advising the

Funds. The Adviser will report to the Board of Trustees regarding overall commissions paid by the Funds and their reasonableness in relation to the benefits to the Funds. The term "brokerage and research services" includes: (i) advice as to the value of securities; (ii) occasional advice regarding investing in, purchasing or selling securities; (iii) the availability of securities or of purchasers or sellers of securities; (iv) furnishing analyses and reports concerning issues, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts; and (v) effecting securities transactions and performing functions incidental thereto, such as clearance and settlement.

     Brokerage and research services received from such broker-dealers will be in addition to, and not in lieu of, the services required to be performed by the Adviser under the Advisory Agreement. The advisory fees that the Funds pay to the Adviser will not be reduced as a consequence of the Adviser's receipt of brokerage and research services. To the extent the Funds' portfolio transactions are used to obtain such services, the brokerage commissions paid by the Funds will exceed those that might otherwise be paid by an amount that cannot be presently determined. Such services generally would be useful and of value to the Adviser in serving one or more of its other clients and, conversely, such services obtained by the placement of brokerage business of other clients generally would be useful to the Adviser in carrying out its obligations to the Funds. While such services are not expected to reduce the expenses of the Adviser, the Adviser would, through use of the services, avoid the additional expenses that would be incurred if it should attempt to develop comparable information through its own staff.

     The Adviser serves as investment adviser to other clients and investment vehicles which may invest in securities of the same issuers as those in which the Funds invest. The Adviser also may invest for its own account and for the accounts of its affiliates. Certain of the Adviser's activities may cause it to come into possession of material, nonpublic information ("inside information") about an issuer. When the Adviser is in possession of inside information about an issuer, the Adviser may be unable to cause the Funds to purchase or sell securities of that issuer until the information is released to the public or is no longer material. As a result, the Funds may be unable to purchase certain suitable securities, or sell certain securities that it already owns, at the most opportune time. In particular, a Fund's inability to sell a security that it already owns may require the Fund to treat the security as an illiquid security and may have a negative effect on the Fund's valuation of the security. Should the Fund already own a significant amount of illiquid securities, it could be forced to sell other illiquid securities at inopportune times and at prices below what could theoretically be realized in order to comply with the Fund's 15% limit on holding illiquid securities.

     Each Fund expects to purchase securities from underwriting syndicates of which certain affiliates of J.P. Morgan Chase act as a member or manager. Such purchases will be effected in accordance with the conditions set forth in Rule 10f-3 under the 1940 Act and related procedures adopted by the Trustees, including a majority of the Trustees who are not "interested persons" (as defined in the 1940 Act) of the Fund. Among the conditions are that the issuer of any purchased securities will have been in operation for at least three years, that not more than 25% of the underwriting will be purchased by the Fund and any other investment company having the same investment adviser, and that no shares will be purchased from the distributor or any of its affiliates.

     The Funds paid the following brokerage commissions for the indicated fiscal periods (amounts in thousands):



                                                                    FISCAL YEAR*
                                                                       ENDED
                                                                      10/31/03
                                                                    ------------
     INTREPID GROWTH FUND
          Total Brokerage Commissions
          Brokerage Commissions from Affiliated Broker Dealers
     INTREPID VALUE FUND
          Total Brokerage Commissions
          Brokerage Commissions from Affiliated Broker Dealers
     INTREPID AMERICA FUND
          Total Brokerage Commissions
          Brokerage Commissions from Affiliated Broker Dealers
     INTREPID INVESTOR FUND
          Total Brokerage Commissions
          Brokerage Commissions from Affiliated Broker Dealers



      * The Intrepid Funds commenced operations on 2/28/03


                               MASSACHUSETTS TRUST

     The Trust is organized as a "Massachusetts business trust" of which each Fund is a separate and distinct series. Copies of the Declaration of Trust for the Trust are on file in the office of the Secretary of The Commonwealth of Massachusetts and the Office of the Clerk of the City of Boston. The Declaration of Trust and the By-Laws of the Trust are designed to make the Trust similar in most respects to a Massachusetts business corporation. The principal distinction between the two forms concerns shareholder liability as described below.

     Under Massachusetts law, shareholders of such a trust may, under certain circumstances, be held personally liable as partners for the obligations of the trust which is not the case for a corporation. However, the Trust's Declaration of Trust provides that the shareholders shall not be subject to any personal liability for the acts or obligations of any Fund and that every written agreement, obligation, instrument or undertaking made on behalf of any Fund shall contain a provision to the effect that the shareholders are not personally liable thereunder.

     No personal liability will attach to the shareholders under any undertaking containing such provision when adequate notice of such provision is given, except possibly in a few jurisdictions. With respect to all types of claims in the latter jurisdictions, (i) tort claims, (ii) contract claims where the provision referred to is omitted from the undertaking, (iii) claims for taxes, and (iv) certain statutory liabilities in other jurisdictions, a shareholder may be held personally liable to the extent that claims are not satisfied by the Funds. However, upon payment of such liability, the shareholder will be entitled to reimbursement from the general assets of the Funds. The Trustees intend to conduct the operations of the Trust in such a way so as to avoid, as far as possible, ultimate liability of the shareholders for liabilities of the Funds.

     The Trust's Declaration of Trust provides that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with litigation in which they may be involved because of their offices with the Trust, unless, as to liability to the Trust or its shareholders, it is finally adjudicated that they engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in their offices or with respect to any matter unless it is finally adjudicated that they did not act in good faith in the reasonable belief that their actions were in the best interest of the Trust. In the case of settlement, such indemnification will not be provided unless it has been determined by a court or other body approving the settlement or other disposition, or by a reasonable determination based upon a review of readily available facts, by vote of a majority of disinterested Trustees or in a written opinion of independent counsel, that such officers or Trustees have not engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of their duties.

     The Trust shall continue without limitation of time subject to the provisions in the Declaration of Trust concerning termination by action of the shareholders or by action of the Trustees upon notice to the shareholders. The Trust may terminate a Fund by action of the shareholders or by action of the Trustees upon notice to the shareholders.

                              DESCRIPTION OF SHARES

     The Trust is an open-end management investment company organized as a Massachusetts business trust. Each Fund represents a separate series of shares of beneficial interest. The Trust is currently comprised of four series. See "Massachusetts Trust."


     The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares ($0.001 par value) of one or more series and classes within any series and to divide or combine the shares (of any series, if applicable) without changing the proportionate beneficial interest of each shareholder in a Fund (or in the assets of other series, if applicable). Upon liquidation of a Fund, holders are entitled to share pro rata in the net assets of a Fund available for distribution to such shareholders. See "Massachusetts Trust." The rights of redemption and exchange are described in the Prospectus and elsewhere in this Statement of Additional Information.


     The shareholders of each Fund are entitled to one vote for each dollar of net asset value (or a proportionate fractional vote in respect of a fractional dollar amount), on matters on which shares of a Fund shall be entitled to vote. Subject to the 1940 Act, the Trustees themselves have the power to alter the number and the terms of office of the Trustees, to lengthen their own terms, or to make their terms of unlimited duration subject to certain removal procedures, and appoint their own successors, provided, however, that immediately after such appointment the requisite majority of the Trustees have been elected by the shareholders of the Trust. The voting rights of shareholders are not cumulative so that holders of more than 50% of the shares voting can, if they choose, elect all Trustees being selected while the shareholders of the remaining shares would be unable to elect any Trustees. It is the intention of the Trust not to hold meetings of shareholders annually. The Trustees may call meetings of shareholders for action by shareholder vote as may be required by either the 1940 Act or the Trust's Declaration of Trust.

     Each share of a series or class represents an equal proportionate interest in that series or class with each other share of that series or class. The shares of each series or class participate equally in the earnings, dividends and assets of the particular series or class. Expenses of the Trust which are not attributable to a specific series or class are allocated among all the series in a manner believed by management of the Trust to be fair and equitable. Shares have no pre-emptive or conversion rights. Shares when issued are fully paid and non-assessable, except as set forth below. Shareholders are entitled to one vote for each share held. Shares of each series or class generally vote together, except when required under federal securities laws to vote separately on matters that may affect a particular class, such as the approval of distribution plans for a particular class.

     Shareholders of a Fund have the right, upon the declaration in writing or vote of more than two thirds of its outstanding shares, to remove a Trustee. The Trustees will call a meeting of shareholders to vote on removal of a Trustee upon the written request of the record holders of 10% of a Fund's shares. The Trustees, upon the written request of such applicants, accompanied by a tender of the material to be mailed and of the reasonable expenses of mailing, shall, with reasonable promptness, mail such material to all shareholders of record at their addresses as recorded on the books, unless within five business days after such tender the Trustees shall mail to such applicants and file with the SEC, together with a copy of the material to be mailed, a written statement signed by at least a majority of the Trustees to the effect that in their opinion either such material contains untrue statements of fact or omits to state facts necessary to make the statements contained therein not misleading, or would be in violation of applicable law, and specifying the basis of such opinion. After opportunity for hearing upon the objections specified in the written statements filed, the SEC may, and if demanded by the Trustees or by such applicants shall, enter an order either sustaining one or more of such objections or refusing to sustain any of them. If the SEC shall enter an order refusing to sustain any of such objections, or if, after the entry of an order sustaining one or more of such objections, the SEC shall find, after notice and opportunity for hearing, that all objections so sustained have been met, and shall enter an order so declaring, the Trustees shall mail copies of such material to all shareholders with reasonable promptness after the entry of such order and the renewal of such tender.

     The Trustees have authorized the issuance and sale to the public of four series of the Trust. The Trustees may, however, authorize the issuance of shares of additional series and the creation of classes of shares within any series with such preferences, privileges, limitations and voting and dividend rights as the Trustees may determine. The proceeds from the issuance of any additional series would be invested in separate, independently managed Funds with distinct investment objectives, policies and restrictions, and share purchase, redemption and net asset valuation procedures. Any additional classes would be used to distinguish among the rights of different categories of shareholders, as might be required by future regulations or other unforeseen circumstances. All consideration received by the Funds for shares of any additional series or class, and all assets in which such consideration is invested, would belong to that series or class, subject only to the rights of creditors of the Funds and would be subject to the liabilities related thereto. Shareholders of any additional series or class will approve the adoption of any management contract or distribution plan relating to such series or class and of any changes in the investment policies related thereto, to the extent required by the 1940 Act.

     For information relating to mandatory redemption of Fund shares or their redemption at the option of the Trust under certain circumstances, see "Redemption of Shares".




                                PRINCIPAL HOLDERS

     As of March 31, 2004, the following persons owned of record, or to the knowledge of management, beneficially owned more than 5% or more of the outstanding Select Class Shares of a Fund:



                                                                     PERCENTAGE
         FUND                 NAME AND ADDRESS OF SHAREHOLDER           HELD
INTREPID GROWTH FUND

INTREPID VALUE FUND

INTREPID AMERICA FUND

INTREPID INVESTOR FUND


                             ADDITIONAL INFORMATION

     As used in this Statement of Additional Information and the Prospectus, the term "majority of the outstanding voting securities" means the vote of (i) 67% or more of a Fund's shares or the Fund's outstanding voting securities present at a meeting, if the holders of more than 50% of the Fund's outstanding shares or the Fund's outstanding voting securities are present or represented by proxy, or (ii) more than 50% of the Fund's outstanding shares or the Fund's outstanding voting securities, whichever is less.

     Telephone calls to the Funds, JPMorgan Chase Bank or a financial professional as shareholder-servicing agent may be tape-recorded. With respect to the securities offered hereby, this Statement of Additional Information and the Prospectus do not contain all the information included in the Trusts' Registration Statement filed with the SEC under the Securities Act and the 1940 Act. Pursuant to the rules and regulations of the SEC, certain portions have been omitted. The Registration Statements including the exhibits filed therewith may be examined at the office of the SEC in Washington, D.C.

     Statements contained in this Statement of Additional Information and the Prospectus concerning the contents of any contract or other document are not necessarily complete, and in each instance, reference is made to the copy of such contract or other document filed as an exhibit to the applicable Registration Statements. Each such statement is qualified in all respects by such reference.

No dealer, salesman or any other person has been authorized to give any information or to make any representations, other than those contained in the Prospectus and this Statement of Additional Information, in connection with the offer contained therein and, if given or made, such other information or representations must not be relied upon as having been authorized by the Trust, the

Funds or the Distributor. The Prospectus and this Statement of Additional Information do not constitute an offer by any Fund or by the Distributor to sell or solicit any offer to buy any of the securities offered hereby in any jurisdiction to any person to whom it is unlawful for the Fund or the Distributor to make such offer in such jurisdictions.

                              FINANCIAL STATEMENTS

     The financial statements and the report thereon of PricewaterhouseCoopers LLP are incorporated herein by reference to the Fund's December 31, 2003 annual report filing made with the SEC on ___________, 2004 (Accession No. _______________) pursuant to Section 30(b) of the 1940 Act and Rule 30b2-1 thereunder.

                                     PART C
                                OTHER INFORMATION

ITEM 23. EXHIBITS

(a) (i) Declaration of Trust. Filed as an exhibit to the Registration Statement on Form N-1A of the Registrant (File No. 333-103022) as filed with the Securities and Exchange Commission (the "Commission") on February 6, 2003.

(a) (ii)  Amendment to Declaration of Trust. To be filed by amendment.

(b) By-laws. Filed as an exhibit to the Registration Statement on Form N-1A of the Registrant (File No. 333-103022) as filed with the Securities and Exchange Commission (the "Commission") on February 6, 2003.

(c) Instrument defining rights of shareholders. Incorporated by reference to Exhibits (a) and (b)


(d) Form of Investment Advisory Agreement. Incorporated by reference to Pre-effective Amendment No. 1 to the Trust's Registration Statement on Form N-1A.

(e)  Form of Distribution Agreement. Incorporated by reference to
     Pre-effective Amendment No. 1 to the Trust's Registration Statement on Form N-1A.


(f)  Not Applicable


(g)  Form of Custodian Agreement. Incorporated by reference to
     Pre-effective Amendment No. 1 to the Trust's Registration Statement on Form N-1A.

(h) (i) Form of Administration Agreement. Incorporated by reference to Pre-effective Amendment No. 1 to the Trust's Registration Statement on Form N-1A.

(h) (ii) Form of Shareholder Servicing Agreement. Incorporated by reference to Pre-effective Amendment No. 1 to the Trust's Registration Statement on Form N-1A.

(h) (iii) Form of Transfer Agency Agreement. Incorporated by reference to Pre-effective Amendment No. 1 to the Trust's Registration Statement on Form N-1A.

(h) (iv) Form of Fee Waiver Agreement. Incorporated by reference to Pre-effective Amendment No. 1 to the Trust's Registration Statement on Form N-1A.

(i) Opinion and Consent of Nixon Peabody LLP as to the legality of the securities being registered. Incorporated by reference to Pre-effective Amendment No. 1 to the Trust's Registration Statement on Form N-1A.

(j)  Consent of Independent Auditors. To be filed by amendment.


(k)  Not Applicable


(l) Certificate of Sole Shareholder. Incorporated by reference to Pre-effective Amendment No. 1 to the Trust's Registration Statement on Form N-1A.


(m)  Not Applicable

(n)  Not Applicable

(o)  Powers of Attorney. To be filed by amendment.


(p) (1) Code of Ethics of J.P. Morgan Mutual Fund Series. Incorporated by reference to Pre-effective Amendment No. 1 to the Trust's Registration Statement on Form N-1A.

(p) (2) Code of Ethics of J.P. Morgan Fund Distributors. Incorporated by reference to Pre-effective Amendment No. 1 to the Trust's Registration Statement on Form N-1A.

(p) (3) JPMIM Code of Ethics. Incorporated by reference to Pre-effective Amendment No. 1 to the Trust's Registration Statement on Form N-1A.

(p) (4) Code of Ethics for Principal Executives & Senior Financial Officer. To be filed by amendment.


(q)  Not Applicable.

ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE REGISTRANT.

Not applicable.

ITEM 25. INDEMNIFICATION

Reference is made to Section 5.3 of Registrant's Declaration of Trust and
Section 1.12 of Registrant's Distribution Agreement.

Registrant, its Trustees and officers are insured against certain expenses in connection with the defense of claims, demands, actions, suits, or proceedings, and certain liabilities that might be imposed as a result of such actions, suits or proceedings.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the "1933 Act"), may be permitted to directors, trustees, officers and controlling persons of the Registrant and the principal underwriter pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, trustee, officer, or controlling person of the Registrant and the principal underwriter in connection with the successful defense of any action, suite or proceeding) is asserted against the Registrant by such director, trustee, officer or controlling person or principal underwriter in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

ITEM 26. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

The business of J.P. Morgan Investment Management Inc. is summarized in the Prospectus constituting Part A of this Registration Statement, which is incorporated herein by reference. The business or other connections of each director and officer of J.P. Morgan Investment Management Inc is currently listed in the investment advisor registration on Form ADV for J.P. Morgan Investment Management Inc. (File No. 801-21011).

ITEM 27. PRINCIPAL UNDERWRITERS.

(a) J.P. Morgan Fund Distributors, Inc. (the "Distributor") is the principal underwriter of the Registrant's shares. J.P. Morgan Fund Distributors, Inc. is registered with the Securities and Exchange Commission as a broker-dealer and is a member of the National Association of Securities Dealers. J.P. Morgan Fund Distributors, Inc. is located at 522 Fifth Avenue, New York, New York 10036. J.P. Morgan Fund Distributors, Inc. is a wholly-owned subsidiary of The BISYS Group, Inc. J.P. Morgan Fund Distributors, Inc. acts as principal underwriter for the following investment companies:
Fleming Mutual Fund Group, Inc.

Growth and Income Portfolio
J.P. Morgan Funds
J.P. Morgan Fleming Series Trust
J.P. Morgan Institutional Funds
J.P. Morgan Mutual Fund Series
J.P. Morgan Series Trust
J.P. Morgan Series Trust II

J.P. Morgan Mutual Fund Group
J.P. Morgan Mutual Fund Investment Trust
J.P. Morgan Mutual Select Group
J.P. Morgan Mutual Select Trust
J.P. Morgan Mutual Fund Trust

Mutual Fund Variable Annuity Trust
JPMorgan Value Opportunities Fund, Inc.

Undiscovered Managers Funds


(b) The following is a list of the executive officers, directors and partners of J.P. Morgan Fund Distributors, Inc.

                                  POSITION AND OFFICES                        POSITION A
NAME AND ADDRESS                  WITH DISTRIBUTOR                            WITH REGIS
------------------------          -----------------------------------         ----------
Lynn J. Mangum                    Chairman                                    None
90 Park Ave.
New York, NY 10016

Margaret Warner Chambers          Vice President                              None
90 Park Ave.
New York, NY 10016

Charles Linn Booth                Vice President/Compliance Officer           None
3435 Stelzar Road
Columbus, OH 43219

Dennis Sheehan                    Director                                    None
90 Park Ave.
New York, NY 10016

Kevin J. Dell                     Secretary                                   None
90 Park Ave.
New York, NY 10016

Edward S. Forman                  Assistant Secretary                         None
90 Park Ave.
New York, NY 10016

Robert A. Bucher                  Fin/Op                                      None
90 Park Ave.
New York, NY 10016

Patrick William McKeon            Vice President/                             None
90 Park Ave.                      Chief Compliance Officer
New York, NY 10016

William J. Tomko                  President                                   None
3435 Stelzer Road
Columbus, OH 43219

(c) Not applicable

ITEM 28. LOCATION OF ACCOUNTS AND RECORDS.

All accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended the "1940 Act"), and the Rules thereunder will be maintained at the offices of:

J.P. Morgan Investment Management Inc.: 522 Fifth Avenue, New York,
New York 10036 (records relating to its functions as investment advisor).

JP Morgan Chase Bank: 3 Metrotech Center, Brooklyn, New York 11245 (records relating to its functions as shareholder servicing agent, custodian and administrative services agent).

J.P. Morgan Fund Distributors, Inc.: 522 Fifth Avenue, New York, New York 10036 (records relating to its functions as distributor).

DST Systems Inc.: 210 West 10th Street, Kansas City, MO 64105

ITEM 29. MANAGEMENT SERVICES.

Not applicable.

ITEM 30. UNDERTAKINGS.

         (1) The undersigned Registrant agrees that prior to any public offering of the securities registered through the use of a prospectus which is part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the 1933 Act, the offering prospectus will contain the information called for by the applicable registration form for offerings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

         (2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, J.P. Morgan Mutual Fund Series, has duly caused this amendment to its registration statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, and State of New York on the 27th day of February, 2004.

                                               UNDISCOVERED MANAGERS FUNDS


                                               By:/s/ George C.W. Gatch
                                               -----------------------------
                                               George C.W. Gatch
                                               Title: President

Pursuant to the requirements of the Securities Act of 1933, this amendment to the registration statement of Undiscovered Managers Funds has been signed below by the following persons in the capacities and on the date(s) indicated.


Signatures


Fergus Reid, III*
------------------------------------
Fergus Reid, III
Trustee and Chairman

William J. Armstrong*
------------------------------------
William J. Armstrong
Trustee

Roland R. Eppley, Jr.*
------------------------------------
Roland R. Eppley, Jr.
Trustee


------------------------------------
Dr. Matthew Goldstein
Trustee

Ann Maynard Gray*
------------------------------------
Ann Maynard Gray
Trustee

Matthew Healey*
------------------------------------
Matthew Healey
Trustee and President

Robert J. Higgins*
------------------------------------
Robert J. Higgins
Trustee


------------------------------------
William G. Morton, Jr.
Trustee

James J. Schonbachler*
------------------------------------
James J. Schonbachler
Trustee


------------------------------------
Leonard M. Spalding, Jr.
Trustee


                                               *By:/s/ Patricia A. Maleski
                                               ------------------------------
                                               Patricia A. Maleski
                                               Treasurer and Attorney-in-Fact